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                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9


                                 ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS
                                DECEMBER 31, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

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                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




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                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-9.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                               February 16, 2001>

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 44. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 30, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         32,924,538 shares (cost $237,296,679) .....................................................         $  234,093,466

      American Century VP - American Century VP International (ACVPInt)
         28,970,744 shares (cost $290,524,737) .....................................................            296,370,709

      American Century VP - American Century VP Value (ACVPValue)
         14,556,936 shares (cost $86,080,505) ......................................................             97,094,763

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,374,170 shares (cost $300,707,725) ......................................................            288,657,641

      Dreyfus Stock Index Fund (DryStkIx)
         36,770,950 shares (cost $1,274,768,926) ...................................................          1,250,212,315

      Dreyfus IP - European Equities Portfolio (DryEuroEq)
         1,337,552 shares (cost $19,640,209) .......................................................             20,036,531

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,583,616 shares (cost $172,573,854) ......................................................            178,348,514

      Federated Quality Bond Fund II (FedQualBd)
         6,050,469 shares (cost $61,269,035) .......................................................             64,861,027

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         20,259,637 shares (cost $495,496,484) .....................................................            515,607,773

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         23,946,833 shares (cost $1,150,437,103) ...................................................          1,041,687,248

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         21,214,111 shares (cost $219,051,148) .....................................................            172,895,001

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         6,268,799 shares (cost $125,524,965) ......................................................            124,999,847

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         25,769,290 shares (cost $635,699,944) .....................................................            609,959,089

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         10,026,683 shares (cost $216,653,494) .....................................................            177,472,284

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         14,280,764 shares (cost $455,388,606) .....................................................            379,011,473

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         34,523,309 shares (cost $337,026,001) .....................................................            226,127,677

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
         9,473,539 shares (cost $313,011,699) ......................................................            290,269,247

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         2,502,307 shares (cost $18,817,239) .......................................................             17,290,940


      Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG)
         630,321 shares (cost $8,579,970) ..........................................................              7,784,465

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         5,698,668 shares (cost $64,591,886) .......................................................             65,591,667

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal)
         10,472,584 shares (cost $109,781,068) .....................................................            104,621,114

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,824,297 shares (cost $371,395,129) .....................................................            232,300,679

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         13,965 shares (cost $104,551) .............................................................                104,877

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)
         4,280,076 shares (cost $54,197,167) .......................................................             51,318,107

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
         753,418 shares (cost $6,897,656) ..........................................................              5,537,621

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,227,074 shares (cost $341,168,303) .....................................................            345,797,728

      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
         315,508 shares (cost $2,139,780) ..........................................................              1,883,580

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         7,017,614 shares (cost $67,388,671) .......................................................             55,298,796

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         46,748 shares (cost $396,875) .............................................................                403,439

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx)
         6,578,423 shares (cost $89,512,426) .......................................................             89,137,636

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         788,106,856 shares (cost $788,106,856) ....................................................            788,106,856

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         10,171,162 shares (cost $96,133,717) ......................................................             94,388,384

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         3,826,839 shares (cost $49,030,045) .......................................................             44,582,673

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         4,295,435 shares (cost $84,439,575) .......................................................             69,757,857

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         16,073,077 shares (cost $163,730,625) .....................................................            139,835,772

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         11,356,800 shares (cost $254,067,175) .....................................................            227,135,997

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
         2,197,969 shares (cost $21,496,011) .......................................................             22,067,608

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATStMidCp)
         10,527,703 shares (cost $223,852,488) .....................................................            175,075,700

      Nationwide SAT - Total Return Fund (NSATTotRe)
         48,352,525 shares (cost $783,996,294) .....................................................            562,823,394

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         5,185,274 shares (cost $79,302,909) .......................................................             82,601,413

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         12,683,733 shares (cost $330,874,942) .....................................................            285,130,311

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,433,551 shares (cost $127,806,399) ......................................................            120,200,525

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         5,753,968 shares (cost $529,462,908) ......................................................            407,208,348

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         9,397,202 shares (cost $440,567,970) ......................................................            438,191,552

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         1,538,946 shares (cost $45,710,290) .......................................................             46,676,218

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         15,554,577 shares (cost $353,803,389) .....................................................            330,690,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,652,126 shares (cost $43,377,820) .......................................................             39,551,904

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,900,310 shares (cost $33,604,238) .......................................................             32,333,571

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         807,683 shares (cost $9,341,599) ..........................................................              9,748,739

      Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
         1,304,072 shares (cost $12,882,567) .......................................................             12,871,196

      Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
         196,192 shares (cost $1,977,136) ..........................................................              2,336,649

      Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)
         221,575 shares (cost $2,205,184) ..........................................................              2,268,923

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         2,727 shares (cost $19,237) ...............................................................                 19,237

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         665 shares (cost $4,870) ..................................................................                  4,870

      W & R Target Funds, Inc. - Bond Portfolio (WRBond)
         2,315 shares (cost $12,107) ...............................................................                 12,107

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,657 shares (cost $20,217) ...............................................................                 20,217

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,442 shares (cost $14,253) ...............................................................                 14,253

      W & R Target Funds, Inc. - International Portfolio (WRInt)
         333 shares (cost $2,614) ..................................................................                  2,614


      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         413 shares (cost $5,891) ..................................................................                  5,891

      W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         329 shares (cost $2,675) ..................................................................                  2,675

      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         1,119,892 shares (cost $21,192,907) .......................................................             15,252,928

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,186,211 shares (cost $26,175,651) .......................................................             23,458,044

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,653,943 shares (cost $19,787,351) .......................................................             20,988,535
                                                                                                           ----------------

            Total investments ......................................................................         10,938,140,528

   Accounts receivable .............................................................................                351,761
                                                                                                           ----------------

            Total assets ...........................................................................         10,938,492,289

Accounts Payable ...................................................................................                      -
                                                                                                           ----------------
Contract owners' equity (note 4) ...................................................................       $ 10,938,492,289
                                                                                                           ================






See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

                                                         Total                ACVPIncGr          ACVPInt              ACVPValue
Investment activity:
  Reinvested dividends ..........................   $    139,579,263             975,363             295,124             493,863
  Mortality and expense risk charges (note 2) ...        (97,805,656)         (2,185,159)         (2,982,887)           (584,893)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................         41,773,607          (1,209,796)         (2,687,763)            (91,030)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........     10,440,016,039           4,793,468       1,377,019,588          48,833,424
  Cost of mutual fund shares sold ...............    (10,409,659,644)         (3,863,467)     (1,382,022,195         (51,892,714)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........         30,356,395             930,001          (5,002,607)         (3,059,290)
  Change in unrealized gain (loss)
     on investments .............................     (1,781,902,249)        (25,836,925)        (41,510,698)         14,273,281
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............     (1,751,545,854)        (24,906,924)        (46,513,305)         11,213,991
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................        605,527,710                   -           4,412,512           1,263,708
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,104,244,537)        (26,116,720)        (44,788,556)         12,386,669
                                                    ================        ============     ===============        ============


                                                         DrySRGro             DryStkIx          DryEuroEq               DryAp
Investment activity:
  Reinvested dividends ..........................          2,354,678          11,216,894              44,169           1,175,198
  Mortality and expense risk charges (note 2) ...         (2,653,530)        (11,940,120)           (137,524)         (1,742,273)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................           (298,852)           (723,226)            (93,355)           (567,075)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........            552,994          37,702,768          47,417,960          23,439,214
  Cost of mutual fund shares sold ...............           (385,951)        (28,293,224)        (48,429,947)        (19,553,477)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........            167,043           9,409,544          (1,011,987)          3,885,737
  Change in unrealized gain (loss)
     on investments .............................        (37,295,339)       (160,748,036)            195,900          (9,163,752)
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............        (37,128,296)       (151,338,492)           (816,087)         (5,278,015)
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................                  -          19,988,077             465,237           1,997,656
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (37,427,148)       (132,073,641)           (444,205)         (3,847,434)
                                                    ================        ============     ===============        ============


                                                         FedQualBd           FidVIPEIS         FidVIPGrS          FidVIPHIS
Investment activity:
  Reinvested dividends ..........................      $    150,951          5,982,279            618,228         12,720,862
  Mortality and expense risk charges (note 2) ...          (342,492)        (4,198,068)        (9,917,579)        (1,947,368)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................          (191,541)         1,784,211         (9,299,351)        10,773,494
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........         5,694,391         57,565,467         43,657,694         83,668,886
  Cost of mutual fund shares sold ...............        (5,575,491)       (60,558,462)       (33,767,989)       (95,672,220)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........           118,900         (2,992,995)         9,889,705        (12,003,334)
  Change in unrealized gain (loss)
     on investments .............................         3,607,712         10,955,127       (223,848,501)       (47,739,384)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............         3,726,612          7,962,132       (213,958,796)       (59,742,718)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................                 -         23,074,503         73,816,434                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $  3,535,071         32,820,846       (149,441,713)       (48,969,224)
                                                       ============         ==========       ============        ===========


                                                         FidVIPOvS          FidVIPConS        FidVIPGrOpS         JanCapAp
Investment activity:
  Reinvested dividends ..........................         1,457,064          1,560,219          2,415,304          2,653,485
  Mortality and expense risk charges (note 2) ...        (1,301,748)        (5,670,121)        (1,962,561)        (2,816,688)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................           155,316         (4,109,902)           452,743           (163,203)
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........       927,477,255         20,398,439         34,671,746         35,659,781
  Cost of mutual fund shares sold ...............      (945,759,560)       (16,776,313)       (34,090,223)       (39,441,295)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........       (18,282,305)         3,622,126            581,523         (3,781,514)
  Change in unrealized gain (loss)
     on investments .............................       (11,652,447)      (102,500,793)       (51,769,543)       (76,377,132)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............       (29,934,752)       (98,878,667)       (51,188,020)       (80,158,646)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................         9,430,441         56,635,936         12,702,709                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (20,348,995)       (46,352,633)       (38,032,568)       (80,321,849)
                                                       ============         ==========       ============        ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000


                                                        JanGlobTech          JanInGro              MSEmMkt             MSMidCapG
Investment activity:
  Reinvested dividends ..........................      $   1,370,040          10,387,489           1,761,928                   -
  Mortality and expense risk charges (note 2) ...         (2,185,228)         (2,174,541)           (121,754)            (21,581)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................           (815,188)          8,212,948           1,640,174             (21,581)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         24,692,034         384,240,436          27,021,962           4,272,566
  Cost of mutual fund shares sold ...............        (29,664,462)       (437,155,277)        (26,281,709)         (4,346,207)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........         (4,972,428)        (52,914,841)            740,253             (73,641)
  Change in unrealized gain (loss)
     on investments .............................       (110,898,324)        (22,742,452)         (1,355,540)           (795,505)
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............       (115,870,752)        (75,657,293)           (615,287)           (869,146)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................                  -                   -                   -              11,925
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $(116,685,940)        (67,444,345)          1,024,887            (878,802)
                                                       =============       =============         ===========          ==========


                                                           MSUSRE             NSATBal             NSATCapAp            NSATEmMkt
Investment activity:
  Reinvested dividends ..........................         13,013,770           2,513,385             531,132                   -
  Mortality and expense risk charges (note 2) ...           (411,207)           (901,375)         (3,063,589)               (879)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................         12,602,563           1,612,010          (2,532,457)               (879)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         80,476,873           8,224,750          93,748,391           1,171,518
  Cost of mutual fund shares sold ...............        (77,675,540)         (8,457,795)        (95,870,256)         (1,259,406)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........          2,801,333            (233,045)         (2,121,865)            (87,888)
  Change in unrealized gain (loss)
     on investments .............................          2,954,436          (3,168,340)       (136,041,722)                326
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............          5,755,769          (3,401,385)       (138,163,587)            (87,562)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................            319,950                   -          52,248,895                   -
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         18,678,282          (1,789,375)        (88,447,149)            (88,441)
                                                       =============       =============         ===========          ==========


                                                       NSATEqInc         NSATGlobTC         NSATGvtBd           NSATGrFoc
Investment activity:
  Reinvested dividends ..........................   $      385,938                 -        16,623,159                    -
  Mortality and expense risk charges (note 2) ...         (435,584)          (13,870)       (2,770,030)              (4,841)
                                                    --------------       -----------       -----------        -------------
     Net investment activity ....................          (49,646)          (13,870)       13,853,129               (4,841)
                                                    --------------       -----------       -----------        -------------

  Proceeds from mutual funds shares sold ........        1,541,391         6,285,147        57,991,928            9,033,429
  Cost of mutual fund shares sold ...............       (1,190,804)       (7,342,673)      (60,850,399)          (9,539,050)
                                                    --------------       -----------       -----------        -------------
     Realized gain (loss) on investments ........          350,587        (1,057,526)       (2,858,471)            (505,621)
  Change in unrealized gain (loss)
     on investments .............................       (7,052,261)       (1,360,035)       19,607,075             (256,200)
                                                    --------------       -----------       -----------        -------------
     Net gain (loss) on investments .............       (6,701,674)       (2,417,561)       16,748,604             (761,821)
                                                    --------------       -----------       -----------        -------------
  Reinvested capital gains ......................                -           114,212                 -                    -
                                                    --------------       -----------       -----------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   (6,751,320)       (2,317,219)       30,601,733             (766,662)
                                                    ==============       ===========       ===========        =============


                                                      NSATHIncBd         NSATIntGr        NSATMidCapIx          NSATMyMkt
Investment activity:
  Reinvested dividends ..........................        5,389,444                 -           362,699           31,183,634
  Mortality and expense risk charges (note 2) ...         (538,902)           (1,346)         (475,540)          (5,893,706)
                                                    --------------       -----------       -----------       --------------
     Net investment activity ....................        4,850,542            (1,346)         (112,841)          25,289,928
                                                    --------------       -----------       -----------       --------------

  Proceeds from mutual funds shares sold ........        5,699,324         2,028,608         9,061,322        5,009,593,348
  Cost of mutual fund shares sold ...............       (6,235,258)       (2,074,095)       (6,749,167)      (5,009,593,348)
                                                    --------------       -----------       -----------       --------------
     Realized gain (loss) on investments ........         (535,934)          (45,487)        2,312,155                    -
  Change in unrealized gain (loss)
     on investments .............................       (9,518,647)            6,563        (1,917,919)                   -
                                                    --------------       -----------       -----------       --------------
     Net gain (loss) on investments .............      (10,054,581)          (38,924)          394,236                    -
                                                    --------------       -----------       -----------       --------------
  Reinvested capital gains ......................                -                 -         3,108,525                    -
                                                    --------------       -----------       -----------       --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (5,204,039)          (40,270)        3,389,920           25,289,928
                                                    ==============       ===========       ===========       ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                    NSATMSecBd        NSATGlob50      NSATSmCapG      NSATSmCapV
Investment activity:
  Reinvested dividends ..........................   $  4,964,197         371,082               -               -
  Mortality and expense risk charges (note 2) ...       (754,308)       (461,234)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................      4,209,889         (90,152)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     15,142,656      45,312,116      31,332,189      89,450,696
  Cost of mutual fund shares sold ...............    (16,558,849)    (43,351,491)    (30,045,795)    (87,114,799)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     (1,416,193)      1,960,625       1,286,394       2,335,897
  Change in unrealized gain (loss)
     on investments .............................        864,606      (9,742,003)    (17,955,941)    (21,605,961)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............       (551,587)     (7,781,378)    (16,669,547)    (19,270,064)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................              -       1,639,194         775,379      26,714,354
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  3,658,302      (6,232,336)    (16,411,963)      6,352,110
                                                    ============      ==========     ===========     ===========


                                                      NSATSmCo         NSATStrVal    NSATStMidCp      NSATTotRe
Investment activity:
  Reinvested dividends ..........................         47,090         181,892               -       3,496,436
  Mortality and expense risk charges (note 2) ...     (1,899,169)       (202,888)     (1,850,520)     (5,377,862)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................     (1,852,079)        (20,996)     (1,850,520)     (1,881,426)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    285,496,042      27,036,783      67,842,750      38,972,107
  Cost of mutual fund shares sold ...............   (270,843,325)    (26,884,696)    (47,433,484)    (36,746,756)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     14,652,717         152,087      20,409,266       2,225,351
  Change in unrealized gain (loss)
     on investments .............................    (43,187,481)      1,229,421     (68,420,907)   (228,097,732)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............    (28,534,764)      1,381,508     (48,011,641)   (225,872,381)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................     39,062,828               -       7,110,947     207,299,915
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      8,675,985       1,360,512     (42,751,214)    (20,453,892)
                                                    ============      ==========     ===========     ===========


                                                     NBAMTGuard       NBAMTMCGr        NBAMTPart      OppAggGro
Investment activity:
  Reinvested dividends ..........................   $    354,768               -         921,060               -
  Mortality and expense risk charges (note 2) ...       (740,750)     (2,509,235)     (1,196,114)     (3,913,210)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................       (385,982)     (2,509,235)       (275,054)     (3,913,210)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     15,985,614      78,689,175      50,157,504     351,052,088
  Cost of mutual fund shares sold ...............    (13,831,373)    (45,249,194)    (60,058,172)   (308,128,855)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      2,154,241      33,439,981      (9,900,668)     42,923,233
  Change in unrealized gain (loss)
     on investments .............................     (2,906,624)    (79,901,703)    (10,212,756)   (160,398,654)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............       (752,383)    (46,461,722)    (20,113,424)   (117,475,421)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................              -          56,886      19,587,870       9,393,044
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,138,365)    (48,914,071)       (800,608)   (111,995,587)
                                                    ============     ===========     ===========   =============



                                                       OppCapAp        OppGlSec        OppGrInc        StOpp2
Investment activity:
  Reinvested dividends ..........................        293,986               -         666,213               -
  Mortality and expense risk charges (note 2) ...     (3,525,188)       (174,028)     (2,634,271)       (153,189)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................     (3,231,202)       (174,028)     (1,968,058)       (153,189)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     24,808,409     149,651,288       2,205,427       5,978,364
  Cost of mutual fund shares sold ...............    (16,558,288)   (150,970,496)     (1,972,537)     (5,970,402)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      8,250,121      (1,319,208)        232,890           7,962
  Change in unrealized gain (loss)
     on investments .............................    (43,595,783)        965,928     (39,536,083)     (3,825,916)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............    (35,345,662)       (353,280)    (39,303,193)     (3,817,954)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................     15,688,516               -       8,795,854       4,138,882
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (22,888,348)       (527,308)    (32,475,397)        167,739
                                                    ============     ===========     ===========   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                      VEWrldEMkt        VEWrldHAs         VVIFDStk        VVIFSmCoOpp
Investment activity:
  Reinvested dividends ..........................   $           -           72,408           74,756           10,194
  Mortality and expense risk charges (note 2) ...        (453,093)         (85,087)         (87,068)          (8,559)
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................        (453,093)         (12,679)         (12,312)           1,635
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........     204,950,211       72,984,061          327,515           56,842
  Cost of mutual fund shares sold ...............    (217,927,467)     (72,577,918)        (315,113)         (54,432)
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........     (12,977,256)         406,143           12,402            2,410
  Change in unrealized gain (loss)
     on investments .............................      (7,305,424)         140,154         (175,395)         347,726
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............     (20,282,680)         546,297         (162,993)         350,136
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (20,735,773)         533,618         (175,305)         351,771
                                                    =============     ============       ==========        =========

                                                       VPInvQBd        WRAsStrat           WRBal            WRBond
Investment activity:
  Reinvested dividends ..........................         122,727                -                -                -
  Mortality and expense risk charges (note 2) ...         (11,153)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................         111,574                -                -                -
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........         376,668                -                -                -
  Cost of mutual fund shares sold ...............        (383,429)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........          (6,761)               -                -                -
  Change in unrealized gain (loss)
     on investments .............................          96,171                -                -                -
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............          89,410                -                -                -
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         200,984                -                -                -
                                                    =============     ============       ==========        =========


                                                   WRCoreEq     WRGrowth        WRInt         WRSciTech
Investment activity:
  Reinvested dividends ..........................   $   -              -               -               -
  Mortality and expense risk charges (note 2) ...       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net investment activity ....................       -              -               -               -
                                                    -----      ---------      ----------      ----------

  Proceeds from mutual funds shares sold ........       -              -               -               -
  Cost of mutual fund shares sold ...............       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Realized gain (loss) on investments ........       -              -               -               -
  Change in unrealized gain (loss)
     on investments .............................       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net gain (loss) on investments .............       -              -               -               -
                                                    -----      ---------      ----------      ----------
  Reinvested capital gains ......................       -              -               -               -
                                                    -----      ---------      ----------      ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   -              -               -               -
                                                    =====      =========      ==========      ==========


                                                    WRSmCap     WPValue         WPIntEq        WPGPVenCp
Investment activity:
  Reinvested dividends ..........................       -        219,420         146,735               -
  Mortality and expense risk charges (note 2) ...       -       (204,367)       (339,607)       (217,797)
                                                    -----    -----------    ------------     -----------
     Net investment activity ....................       -         15,053        (192,872)       (217,797)
                                                    -----    -----------    ------------     -----------

  Proceeds from mutual funds shares sold ........       -     13,471,734     360,129,112      34,970,586
  Cost of mutual fund shares sold ...............       -    (13,215,228)   (363,209,282)    (29,890,289)
                                                    -----    -----------    ------------     -----------
     Realized gain (loss) on investments ........       -        256,506      (3,080,170)      5,080,297
  Change in unrealized gain (loss)
     on investments .............................       -      1,010,977      (6,782,621)    (10,957,173)
                                                    -----    -----------    ------------     -----------
     Net gain (loss) on investments .............       -      1,267,483      (9,862,791)     (5,876,876)
                                                    -----    -----------    ------------     -----------
  Reinvested capital gains ......................       -        201,406       3,528,115       1,943,800
                                                    -----    -----------    ------------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       -      1,483,942      (6,527,548)     (4,150,873)
                                                    =====    ===========    ============     ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999


                                                           Total                                   ACVPIncGr
                                                   2000                   1999               2000                1999
Investment activity:
  Net investment income ................   $     41,773,607          24,303,288          (1,209,796)         (1,014,095)
  Realized gain (loss) on investments ..         30,356,395          85,415,650             930,001           1,458,548
  Change in unrealized gain (loss)
     on investments ....................     (1,781,902,249)        529,140,404         (25,836,925)         18,056,144
  Reinvested capital gains .............        605,527,710         115,192,705                   -                   -
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,104,244,537)        754,052,047         (26,116,720)         18,500,597
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................      6,126,593,729       3,413,685,206         114,866,482          95,493,563
  Transfers between funds ..............                  -                   -          (7,158,659)          7,831,668
  Redemptions ..........................       (593,866,768)       (221,905,485)        (11,026,496)         (4,154,414)
  Annuity benefits .....................           (387,184)             (1,253)            (10,805)                  -
  Annual contract maintenance charges
     (note 2) ..........................           (200,831)                  -              (7,835)                  -
  Contingent deferred sales charges
     (note 2) ..........................        (10,261,819)         (4,399,205)           (212,538)            (78,156)
  Adjustments to maintain reserves .....         (9,306,361)            (62,185)             29,939              (3,119)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........      5,512,570,766       3,187,317,078          96,480,088          99,089,542
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..      4,408,326,229       3,941,369,125          70,363,368         117,590,139
Contract owners' equity beginning
  of period ............................      6,530,166,060       2,588,796,935         163,760,413          46,170,274
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..   $ 10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................        465,965,599         221,242,846          10,793,179           3,531,124
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................        877,382,518         504,539,677          11,012,024           9,128,009
  Units redeemed .......................       (488,431,694)       (259,816,924)         (4,151,108)         (1,865,954)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................        854,916,423         465,965,599          17,654,095          10,793,179
                                           ================       =============         ===========         ===========


                                                           ACVPInt                                  ACVPValue
                                                   2000                1999                 2000                 1999
Investment activity:
  Net investment income ................         (2,687,763)           (948,065)            (91,030)            (77,590)
  Realized gain (loss) on investments ..         (5,002,607)         21,545,495          (3,059,290)           (689,158)
  Change in unrealized gain (loss)
     on investments ....................        (41,510,698)         46,969,672          14,273,281          (3,132,639)
  Reinvested capital gains .............          4,412,512                   -           1,263,708           2,152,580
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        (44,788,556)         67,567,102          12,386,669          (1,746,807)
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................        171,600,796          64,810,675          32,022,673          20,132,932
  Transfers between funds ..............        (11,419,011)         13,920,028          17,720,480            (324,126)
  Redemptions ..........................        (14,208,058)         (3,040,821)         (3,330,296)         (1,325,735)
  Annuity benefits .....................             (1,304)                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................             (2,429)                  -                (393)                  -
  Contingent deferred sales charges
     (note 2) ..........................           (276,499)            (57,293)            (62,387)            (31,100)
  Adjustments to maintain reserves .....             17,235               3,134              83,061                (221)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........        145,710,730          75,635,723          46,433,138          18,451,750
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..        100,922,174         143,202,825          58,819,807          16,704,943
Contract owners' equity beginning
  of period ............................        195,444,988          52,242,163          38,355,932          21,650,989
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..        296,367,162         195,444,988          97,175,739          38,355,932
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         10,249,666           4,403,484           3,621,109           2,025,790
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................         10,015,585          25,184,965          13,398,790           3,327,972
  Units redeemed .......................         (1,307,393)        (19,338,783)         (9,260,998)         (1,732,653)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................         18,957,858          10,249,666           7,758,901           3,621,109
                                           ================       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         DrySRGro                           DryStkIx
                                                 2000              1999             2000                1999
Investment activity:
  Net investment income ................   $     (298,852)         (854,255)         (723,226)        1,159,244
  Realized gain (loss) on investments ..          167,043           737,163         9,409,544         2,518,860
  Change in unrealized gain (loss)
     on investments ....................      (37,295,339)       21,902,824      (160,748,036)      103,762,225
  Reinvested capital gains .............                -         5,506,089        19,988,077         6,286,659
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (37,427,148)       27,291,821      (132,073,641)      113,726,988
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      161,412,256        88,613,989       552,164,395       474,442,086
  Transfers between funds ..............       12,434,467        15,489,812       (30,707,971)       54,840,182
  Redemptions ..........................      (14,088,350)       (3,496,257)      (67,406,606)      (24,356,262)
  Annuity benefits .....................          (15,894)                -           (60,355)                -
  Annual contract maintenance charges
     (note 2) ..........................          (22,766)                -           (43,549)                -
  Contingent deferred sales charges
     (note 2) ..........................         (283,845)          (62,705)       (1,282,750)         (501,167)
  Adjustments to maintain reserves .....          (25,618)             (233)            3,064               827
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      159,410,250       100,544,606       452,666,228       504,425,666
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      121,983,102       127,836,427       320,592,587       618,152,654
Contract owners' equity beginning
  of period ............................      166,642,026        38,805,599       929,607,317       311,454,663
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  288,625,128       166,642,026     1,250,199,904       929,607,317
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        9,959,872         2,978,393        59,725,015        23,720,922
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       13,114,341         8,790,843        57,688,534        48,213,520
  Units redeemed .......................       (3,340,215)       (1,809,364)      (26,883,999)      (12,209,427)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       19,733,998         9,959,872        90,529,550        59,725,015
                                           ==============    ==============    ==============    ==============

                                                       DryEuroEq                              DryAp
                                                2000              1999             2000                1999
Investment activity:
  Net investment income ................          (93,355)            1,857          (567,075)         (242,833)
  Realized gain (loss) on investments ..       (1,011,987)          116,825         3,885,737         1,407,988
  Change in unrealized gain (loss)
     on investments ....................          195,900           200,421        (9,163,752)        9,643,177
  Reinvested capital gains .............          465,237            20,286         1,997,656           612,835
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (444,205)          339,389        (3,847,434)       11,421,167
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       15,305,300           526,129        56,093,593       101,641,759
  Transfers between funds ..............        3,615,357         1,278,795       (28,587,786)         (277,522)
  Redemptions ..........................         (564,054)          (10,356)      (10,437,967)       (4,721,764)
  Annuity benefits .....................             (396)                -            (9,350)                -
  Annual contract maintenance charges
     (note 2) ..........................              (31)                -            (8,526)                -
  Contingent deferred sales charges
     (note 2) ..........................           (7,585)                -          (232,038)         (112,549)
  Adjustments to maintain reserves .....           (1,518)              (29)            5,161            (1,052)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       18,347,073         1,794,539        16,823,087        96,528,872
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       17,902,868         2,133,928        12,975,653       107,950,039
Contract owners' equity beginning
  of period ............................        2,133,928                 -       165,362,029        57,411,990
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       20,036,796         2,133,928       178,337,682       165,362,029
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          165,469                 -        11,442,779         4,345,651
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,412,478           166,272         3,231,107        10,352,838
  Units redeemed .......................       (4,972,088)             (803)       (1,989,950)       (3,255,710)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        1,605,859           165,469        12,683,936        11,442,779
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FedQualBd                           FidVIPEIS
                                                2000              1999               2000                1999
Investment activity:
  Net investment income ................   $     (191,541)          (19,926)        1,784,211           276,884
  Realized gain (loss) on investments ..          118,900               561        (2,992,995)          412,361
  Change in unrealized gain (loss)
     on investments ....................        3,607,712           (15,720)       10,955,127         1,517,647
  Reinvested capital gains .............                -                 -        23,074,503         6,899,485
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,535,071           (35,085)       32,820,846         9,106,377
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       43,993,646         5,376,015       174,170,691       178,867,332
  Transfers between funds ..............       12,145,600         2,358,597       (29,077,665)       (7,116,225)
  Redemptions ..........................       (2,254,252)         (251,679)      (23,938,568)      (15,062,722)
  Annuity benefits .....................           (1,058)                -            (1,735)                -
  Annual contract maintenance charges
     (note 2) ..........................              (15)                -            (5,050)                -
  Contingent deferred sales charges
     (note 2) ..........................          (10,213)           (1,674)         (445,155)         (279,245)
  Adjustments to maintain reserves .....           14,029               757           (10,554)           (3,780)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       53,887,737         7,482,016       120,691,964       156,405,360
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       57,422,808         7,446,931       153,512,810       165,511,737
Contract owners' equity beginning
  of period ............................        7,446,931                 -       362,084,796       196,573,059
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   64,869,739         7,446,931       515,597,606       362,084,796
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          759,756                 -        30,054,428        17,214,676
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,833,526           785,433        26,437,067        19,001,003
  Units redeemed .......................       (1,524,547)          (25,677)      (16,792,729)       (6,161,251)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        6,068,735           759,756        39,698,766        30,054,428
                                           ==============    ==============    ==============    ==============


                                                        FidVIPGrS                          FidVIPHIS
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................       (9,299,351)       (2,857,145)       10,773,494         8,524,706
  Realized gain (loss) on investments ..        9,889,705         5,074,750       (12,003,334)       (7,151,085)
  Change in unrealized gain (loss)
     on investments ....................     (223,848,501)       98,493,324       (47,739,384)        7,299,162
  Reinvested capital gains .............       73,816,434        15,475,451                 -           373,243
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (149,441,713)      116,186,380       (48,969,224)        9,046,026
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      595,544,756       306,170,035        84,042,564        81,385,530
  Transfers between funds ..............       39,393,582        96,715,312       (45,395,916)       10,885,567
  Redemptions ..........................      (51,172,934)      (19,374,716)      (12,916,647)       (8,253,422)
  Annuity benefits .....................          (36,664)                -            (1,103)                -
  Annual contract maintenance charges
     (note 2) ..........................          (21,707)                -            (2,358)                -
  Contingent deferred sales charges
     (note 2) ..........................         (930,991)         (654,127)         (203,015)         (109,715)
  Adjustments to maintain reserves .....          (18,136)          (12,461)              583              (414)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      582,757,906       382,844,043        25,524,108        83,907,546
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      433,316,193       499,030,423       (23,445,116)       92,953,572
Contract owners' equity beginning
  of period ............................      608,360,296       109,329,873       196,340,692       103,387,120
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,041,676,489       608,360,296       172,895,576       196,340,692
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................       32,663,000         7,899,480        18,906,184        10,786,671
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       53,784,950        37,186,449        19,481,588        19,151,947
  Units redeemed .......................      (21,516,374)      (12,422,929)      (16,833,231)      (11,032,434)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       64,931,576        32,663,000        21,554,541        18,906,184
                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FidVIPOvS                         FidVIPConS
                                                2000             1999             2000              1999
Investment activity:
  Net investment income ................   $     155,316          (37,735)      (4,109,902)      (1,862,227)
  Realized gain (loss) on investments ..     (18,282,305)      11,318,460        3,622,126          280,432
  Change in unrealized gain (loss)
     on investments ....................     (11,652,447)      10,631,802     (102,500,793)      58,793,652
  Reinvested capital gains .............       9,430,441          691,619       56,635,936        5,159,836
                                           -------------    -------------    -------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (20,348,995)      22,604,146      (46,352,633)      62,371,693
                                           -------------    -------------    -------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      70,114,178       31,661,483      279,920,230      210,779,869
  Transfers between funds ..............     (11,336,752)      13,663,206      (20,109,306)      32,806,150
  Redemptions ..........................      (5,797,870)      (1,724,410)     (27,709,617)      (9,615,920)
  Annuity benefits .....................         (12,741)               -          (16,590)               -
  Annual contract maintenance charges
     (note 2) ..........................            (647)               -          (17,553)               -
  Contingent deferred sales charges
     (note 2) ..........................         (82,326)         (34,214)        (571,546)        (187,997)
  Adjustments to maintain reserves .....          55,233           (5,141)         (80,970)          (1,122)
                                           -------------    -------------    -------------     ------------
       Net equity transactions .........      52,939,075       43,560,924      231,414,648      233,780,980
                                           -------------    -------------    -------------     ------------

Net change in contract owners' equity ..      32,590,080       66,165,070      185,062,015      296,152,673
Contract owners' equity beginning
  of period ............................      92,437,608       26,272,538      424,819,690      128,667,017
                                           -------------    -------------    -------------     ------------
Contract owners' equity end of period ..   $ 125,027,688       92,437,608      609,881,705      424,819,690
                                           =============    =============    =============     ============


CHANGES IN UNITS:
  Beginning units ......................       5,905,380        2,378,635       27,031,978       10,045,452
                                           -------------    -------------    -------------     ------------
  Units purchased ......................      76,402,686       19,618,300       24,701,756       21,082,656
  Units redeemed .......................     (72,446,597)     (16,091,555)      (9,542,894)      (4,096,130)
                                           -------------    -------------    -------------     ------------
  Ending units .........................       9,861,469        5,905,380       42,190,840       27,031,978
                                           =============    =============    =============     ============

                                                     FidVIPGrOpS                        JanCapAp
                                                2000             1999             2000          1999
Investment activity:
  Net investment income ................         452,743         (505,350)        (163,203)         -
  Realized gain (loss) on investments ..         581,523        2,824,087       (3,781,514)         -
  Change in unrealized gain (loss)
     on investments ....................     (51,769,543)         700,174      (76,377,132)         -
  Reinvested capital gains .............      12,702,709        2,093,404                -          -
                                           -------------    -------------    -------------     ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (38,032,568)       5,112,315      (80,321,849)         -
                                           -------------    -------------    -------------     ------

Equity transactions:
  Purchase payments received from
     contract owners ...................      64,032,347      111,530,050      366,569,594          -
  Transfers between funds ..............     (44,904,154)      (2,530,648)     105,606,666          -
  Redemptions ..........................     (11,434,053)      (6,562,117)     (12,687,236)         -
  Annuity benefits .....................          (9,659)               -           (7,141)         -
  Annual contract maintenance charges
     (note 2) ..........................          (1,990)               -             (443)         -
  Contingent deferred sales charges
     (note 2) ..........................        (215,072)        (125,543)        (158,020)         -
  Adjustments to maintain reserves .....           9,299            2,854           32,580          -
                                           -------------    -------------    -------------     ------
       Net equity transactions .........       7,476,718      102,314,596      459,356,000          -
                                           -------------    -------------    -------------     ------

Net change in contract owners' equity ..     (30,555,850)     107,426,911      379,034,151          -
Contract owners' equity beginning
  of period ............................     208,028,456      100,601,545                -          -
                                           -------------    -------------    -------------     ------
Contract owners' equity end of period ..     177,472,606      208,028,456      379,034,151          -
                                           =============    =============    =============     ======


CHANGES IN UNITS:
  Beginning units ......................      15,778,837        7,846,207                -          -
                                           -------------    -------------    -------------     ------
  Units purchased ......................       7,812,251       12,878,863       41,344,136          -
  Units redeemed .......................      (7,064,114)      (4,946,233)      (1,338,310)         -
                                           -------------    -------------    -------------     ------
  Ending units .........................      16,526,974       15,778,837       40,005,826          -
                                           =============    =============    =============     ======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                   JanGlobTech                JanInGro
                                                  2000       1999         2000        1999
Investment activity:
  Net investment income ................     $    (815,188)     -         8,212,948      -
  Realized gain (loss) on investments ..        (4,972,428)     -       (52,914,841)     -
  Change in unrealized gain (loss)
     on investments ....................      (110,898,324)     -       (22,742,452)     -
  Reinvested capital gains .............                 -      -                 -      -
                                             -------------    ---     -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (116,685,940)     -       (67,444,345)     -
                                             -------------    ---     -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       256,863,272      -       285,820,460      -
  Transfers between funds ..............        95,852,810      -        80,274,764      -
  Redemptions ..........................        (9,789,744)     -        (8,224,464)     -
  Annuity benefits .....................            (7,779)     -            (7,985)     -
  Annual contract maintenance charges
     (note 2) ..........................              (612)     -              (419)     -
  Contingent deferred sales charges
     (note 2) ..........................          (158,536)     -           (96,809)     -
  Adjustments to maintain reserves .....            63,970      -           (19,437)     -
                                             -------------    ---     -------------    ---
       Net equity transactions .........       342,823,381      -       357,746,110      -
                                             -------------    ---     -------------    ---

Net change in contract owners' equity ..       226,137,441      -       290,301,765      -
Contract owners' equity beginning
  of period ............................                 -      -                 -      -
                                             -------------    ---     -------------    ---
Contract owners' equity end of period ..     $ 226,137,441      -       290,301,765      -
                                             =============    ===     =============    ===


CHANGES IN UNITS:
  Beginning units ......................                 -      -                 -      -
                                             -------------    ---     -------------      -
  Units purchased ......................        36,004,276      -        30,726,087      -
  Units redeemed .......................        (1,275,029)     -          (836,028)     -
                                             -------------    ---     -------------      -
  Ending units .........................        34,729,247      -        29,890,059      -
                                             =============    ===     =============    ===

                                                         MSEmMkt                           MSMidCapG
                                                  2000               1999               2000       1999
Investment activity:
  Net investment income ................         1,640,174            743,512            (21,581)     -
  Realized gain (loss) on investments ..           740,253           (278,354)           (73,641)     -
  Change in unrealized gain (loss)
     on investments ....................        (1,355,540)           798,575           (795,505)     -
  Reinvested capital gains .............                 -                  -             11,925      -
                                             -------------      -------------      -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         1,024,887          1,263,733           (878,802)     -
                                             -------------      -------------      -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................         5,135,699          2,576,386          5,262,458      -
  Transfers between funds ..............         5,238,054           (170,498)         3,535,282      -
  Redemptions ..........................          (808,451)          (205,541)          (131,528)     -
  Annuity benefits .....................                 -                  -               (627)     -
  Annual contract maintenance charges
     (note 2) ..........................              (103)                 -                  -      -
  Contingent deferred sales charges
     (note 2) ..........................           (11,623)            (2,930)            (2,318)     -
  Adjustments to maintain reserves .....               327                  4               (111)     -
                                             -------------      -------------      -------------    ---
       Net equity transactions .........         9,553,903          2,197,421          8,663,156      -
                                             -------------      -------------      -------------    ---

Net change in contract owners' equity ..        10,578,790          3,461,154          7,784,354      -
Contract owners' equity beginning
  of period ............................         6,712,494          3,251,340                  -      -
                                             -------------      -------------      -------------    ---
Contract owners' equity end of period ..        17,291,284          6,712,494          7,784,354      -
                                             =============      =============      =============      =


CHANGES IN UNITS:
  Beginning units ......................           665,922            439,302                  -      -
                                             -------------      -------------      -------------    ---
  Units purchased ......................           929,343          1,073,867            849,514      -
  Units redeemed .......................          (190,992)          (847,247)           (20,222)     -
                                             -------------      -------------      -------------    ---
  Ending units .........................         1,404,273            665,922            829,292      -
                                             =============      =============      =============    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         MSUSRE                              NSATBal
                                                 2000               1999              2000              1999
Investment activity:
  Net investment income ................     $ 12,602,563           981,436         1,612,010         1,534,982
  Realized gain (loss) on investments ..        2,801,333        (1,291,147)         (233,045)           46,794
  Change in unrealized gain (loss)
     on investments ....................        2,954,436          (722,279)       (3,168,340)       (2,325,487)
  Reinvested capital gains .............          319,950                 -                 -            10,762
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       18,678,282        (1,031,990)       (1,789,375)         (732,949)
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       20,826,430         8,349,713        46,546,340        40,680,546
  Transfers between funds ..............       16,556,157        (3,211,414)       (7,981,627)       (2,694,018)
  Redemptions ..........................       (1,793,241)         (943,773)       (5,941,381)       (2,544,229)
  Annuity benefits .....................                -                 -              (560)                -
  Annual contract maintenance charges
     (note 2) ..........................             (120)                -            (1,164)                -
  Contingent deferred sales charges
     (note 2) ..........................          (26,471)          (21,748)         (106,034)          (32,122)
  Adjustments to maintain reserves .....       (9,786,882)             (165)            5,006            44,627
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       25,775,873         4,172,613        32,520,580        35,454,804
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       44,454,155         3,140,623        30,731,205        34,721,855
Contract owners' equity beginning
  of period ............................       21,151,811        18,011,188        73,894,926        39,173,071
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 65,605,966        21,151,811       104,626,131        73,894,926
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,410,128         1,990,027         6,828,549         3,613,585
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        9,646,859         2,127,935         5,628,778         4,333,511
  Units redeemed .......................       (6,372,355)       (1,707,834)       (2,617,120)       (1,118,547)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,684,632         2,410,128         9,840,207         6,828,549
                                             ============      ============      ============      ============


                                                        NSATCapAp                       NSATEmMkt
                                                  2000             1999             2000        1999
Investment activity:
  Net investment income ................       (2,532,457)         (893,159)             (879)     -
  Realized gain (loss) on investments ..       (2,121,865)        3,118,604           (87,888)     -
  Change in unrealized gain (loss)
     on investments ....................     (136,041,722)      (18,009,623)              326      -
  Reinvested capital gains .............       52,248,895        22,036,681                 -      -
                                             ------------      ------------      ------------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (88,447,149)        6,252,503           (88,441)     -
                                             ------------      ------------      ------------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       70,219,052       186,868,647            67,486      -
  Transfers between funds ..............      (73,437,312)      (33,840,307)          127,309      -
  Redemptions ..........................      (17,516,902)      (12,585,838)           (1,578)     -
  Annuity benefits .....................          (14,847)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................          (11,435)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................         (425,092)         (275,367)                -      -
  Adjustments to maintain reserves .....           24,576           (12,885)               91      -
                                             ------------      ------------      ------------   ----
       Net equity transactions .........      (21,161,960)      140,154,250           193,308      -
                                             ------------      ------------      ------------   ----

Net change in contract owners' equity ..     (109,609,109)      146,406,753           104,867      -
Contract owners' equity beginning
  of period ............................      341,934,234       195,527,481                 -      -
                                             ------------      ------------      ------------   ----
Contract owners' equity end of period ..      232,325,125       341,934,234           104,867      -
                                             ============      ============      ============   ====


CHANGES IN UNITS:
  Beginning units ......................       24,935,324        14,630,149                 -      -
                                             ------------      ------------      ------------   ----
  Units purchased ......................       12,426,701        17,295,891            12,904      -
  Units redeemed .......................      (13,939,019)       (6,990,716)             (288)     -
                                             ------------      ------------      ------------   ----
  Ending units .........................       23,423,006        24,935,324            12,616      -
                                             ============      ============      ============   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATEqInc                      NSATGlobTC
                                                  2000              1999              2000      1999
Investment activity:
  Net investment income ................     $    (49,646)         (119,626)          (13,870)     -
  Realized gain (loss) on investments ..          350,587           128,839        (1,057,526)     -
  Change in unrealized gain (loss)
     on investments ....................       (7,052,261)        3,294,853        (1,360,035)     -
  Reinvested capital gains .............                -            10,580           114,212      -
                                             ------------       -----------        ----------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (6,751,320)        3,314,646        (2,317,219)     -
                                             ------------       -----------        ----------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       30,102,882        10,827,322         2,276,687      -
  Transfers between funds ..............        3,858,095         1,031,331         5,889,821      -
  Redemptions ..........................       (2,736,832)       (1,057,143)          (62,719)     -
  Annuity benefits .....................           (1,665)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (186)                -               (26)     -
  Contingent deferred sales charges
     (note 2) ..........................          (40,522)          (20,478)              (82)     -
  Adjustments to maintain reserves .....            2,432               (31)         (214,515)     -
                                             ------------       -----------        ----------   ----
       Net equity transactions .........       31,184,204        10,781,001         7,889,166      -
                                             ------------       -----------        ----------   ----

Net change in contract owners' equity ..       24,432,884        14,095,647         5,571,947      -
Contract owners' equity beginning
  of period ............................       26,887,620        12,791,973                 -      -
                                             ------------       -----------        ----------   ----
Contract owners' equity end of period ..     $ 51,320,504        26,887,620         5,571,947      -
                                             ============       ===========        ==========   ====


CHANGES IN UNITS:
  Beginning units ......................        1,974,337         1,104,160                 -      -
                                             ------------       -----------        ----------   ----
  Units purchased ......................        3,006,832         1,082,834           896,490      -
  Units redeemed .......................         (726,894)         (212,657)          (23,407)     -
                                             ------------       -----------        ----------   ----
  Ending units .........................        4,254,275         1,974,337           873,083      -
                                             ============       ===========        ==========   ====


                                                        NSATGvtBd                        NSATGrFoc
                                                2000                1999              2000      1999

Investment activity:
  Net investment income ................       13,853,129         9,200,297            (4,841)     -
  Realized gain (loss) on investments ..       (2,858,471)         (512,129)         (505,621)     -
  Change in unrealized gain (loss)
     on investments ....................       19,607,075       (15,046,720)         (256,200)     -
  Reinvested capital gains .............                -           458,147                 -      -
                                             ------------        ----------         ---------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       30,601,733        (5,900,405)         (766,662)     -
                                             ------------        ----------         ---------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................      103,503,151       155,714,369           443,630      -
  Transfers between funds ..............      (10,659,484)      (31,118,681)        2,215,215      -
  Redemptions ..........................      (19,065,772)      (12,549,617)           (3,456)     -
  Annuity benefits .....................           (5,111)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................           (2,531)                -                (7)     -
  Contingent deferred sales charges
     (note 2) ..........................         (301,999)         (152,236)                -      -
  Adjustments to maintain reserves .....           10,440            (5,324)           (5,269)     -
                                             ------------        ----------         ---------   ----
       Net equity transactions .........       73,478,694       111,888,511         2,650,113      -
                                             ------------        ----------         ---------   ----

Net change in contract owners' equity ..      104,080,427       105,988,106         1,883,451      -
Contract owners' equity beginning
  of period ............................      241,727,767       135,739,661                 -      -
                                             ------------        ----------         ---------   ----
Contract owners' equity end of period ..      345,808,194       241,727,767         1,883,451      -
                                             ============        ==========         =========   ====


CHANGES IN UNITS:
  Beginning units ......................       23,054,706        12,410,863                 -      -
                                             ------------        ----------         ---------   ----
  Units purchased ......................       22,268,670        21,453,996           304,546      -
  Units redeemed .......................      (15,244,412)      (10,810,153)           (2,336)     -
                                             ------------        ----------         ---------   ----
  Ending units .........................       30,078,964        23,054,706           302,210      -
                                             ============        ==========         =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATHIncBd                       NSATIntGr
                                                  2000               1999               2000     1999
Investment activity:
  Net investment income ................     $  4,850,542         3,317,386            (1,346)     -
  Realized gain (loss) on investments ..         (535,934)         (774,018)          (45,487)     -
  Change in unrealized gain (loss)
     on investments ....................       (9,518,647)       (1,931,626)            6,563      -
  Reinvested capital gains .............                -            20,477                 -      -
                                             ------------        ----------           -------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,204,039)          632,219           (40,270)     -
                                             ------------        ----------           -------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       21,514,941        26,877,564            70,191      -
  Transfers between funds ..............       (7,075,558)       (4,776,516)          375,299      -
  Redemptions ..........................       (3,805,183)       (2,757,819)           (1,782)     -
  Annuity benefits .....................           (1,285)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (168)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................          (67,776)          (38,131)                -      -
  Adjustments to maintain reserves .....              781             1,005                (6)     -
                                             ------------        ----------           -------    ---
       Net equity transactions .........       10,565,752        19,306,103           443,702      -
                                             ------------        ----------           -------    ---

Net change in contract owners' equity ..        5,361,713        19,938,322           403,432      -
Contract owners' equity beginning
  of period ............................       49,937,862        29,999,540                 -      -
                                             ------------        ----------           -------    ---
Contract owners' equity end of period ..     $ 55,299,575        49,937,862           403,432      -
                                             ============        ==========           =======    ===


CHANGES IN UNITS:
  Beginning units ......................        4,575,209         2,804,271                 -      -
                                             ------------        ----------           -------    ---
  Units purchased ......................        2,845,681         4,585,277            44,989      -
  Units redeemed .......................       (1,813,088)       (2,814,339)           (1,087)     -
                                             ------------        ----------           -------    ---
  Ending units .........................        5,607,802         4,575,209            43,902      -
                                             ============        ==========           =======    ===

                                                         NSATMidCapIx                     NSATMyMkt
                                                    2000             1999           2000               1999
Investment activity:
  Net investment income ................         (112,841)          (73,903)       25,289,928        10,990,355
  Realized gain (loss) on investments ..        2,312,155            92,868                 -                 -
  Change in unrealized gain (loss)
     on investments ....................       (1,917,919)        1,139,778                 -                 -
  Reinvested capital gains .............        3,108,525           906,636                 -                 -
                                              -----------        ----------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,389,920         2,065,379        25,289,928        10,990,355
                                              -----------        ----------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       45,272,742         5,311,828       838,515,011       513,201,591
  Transfers between funds ..............       28,498,331           629,075      (388,293,928)     (270,070,521)
  Redemptions ..........................       (2,716,542)         (506,127)      (95,747,059)      (35,394,012)
  Annuity benefits .....................           (9,335)                -           (74,157)                -
  Annual contract maintenance charges
     (note 2) ..........................             (360)                -            (1,911)                -
  Contingent deferred sales charges
     (note 2) ..........................          (31,752)           (6,847)       (1,108,426)         (569,286)
  Adjustments to maintain reserves .....           48,319             4,046           (67,852)           66,186
                                              -----------        ----------      ------------      ------------
       Net equity transactions .........       71,061,403         5,431,975       353,221,678       207,233,958
                                              -----------        ----------      ------------      ------------

Net change in contract owners' equity ..       74,451,323         7,497,354       378,511,606       218,224,313
Contract owners' equity beginning
  of period ............................       14,741,415         7,244,061       409,535,675       191,311,362
                                              -----------        ----------      ------------      ------------
Contract owners' equity end of period ..       89,192,738        14,741,415       788,047,281       409,535,675
                                              ===========        ==========      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        1,114,320           663,437        37,954,711        18,220,141
                                              -----------        ----------      ------------      ------------
  Units purchased ......................        7,024,346           489,142        85,241,760        86,544,584
  Units redeemed .......................       (2,453,430)          (38,259)      (52,561,594)      (66,810,014)
                                              -----------        ----------      ------------      ------------
  Ending units .........................        5,685,236         1,114,320        70,634,877        37,954,711
                                              ===========        ==========      ============      ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       NSATMSecBd                          NSATGlob50
                                                  2000             1999              2000               1999
Investment activity:
  Net investment income ................     $  4,209,889         2,584,713           (90,152)         (159,547)
  Realized gain (loss) on investments ..       (1,416,193)         (213,719)        1,960,625           124,867
  Change in unrealized gain (loss)
     on investments ....................          864,606        (1,852,549)       (9,742,003)        4,354,472
  Reinvested capital gains .............                -                 -         1,639,194         1,182,461
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,658,302           518,445        (6,232,336)        5,502,253
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       32,251,061        27,508,026        18,603,078        15,224,818
  Transfers between funds ..............        3,587,916        (1,144,670)       (2,725,632)        2,201,223
  Redemptions ..........................       (4,353,022)       (2,473,128)       (2,059,534)         (854,333)
  Annuity benefits .....................              (86)                -              (216)                -
  Annual contract maintenance charges
     (note 2) ..........................             (161)                -              (480)                -
  Contingent deferred sales charges
     (note 2) ..........................          (75,160)          (41,232)          (39,284)           (8,941)
  Adjustments to maintain reserves .....              900              (217)          (17,045)            8,686
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       31,411,448        23,848,779        13,760,887        16,571,453
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       35,069,750        24,367,224         7,528,551        22,073,706
Contract owners' equity beginning
  of period ............................       59,321,062        34,953,838        37,100,378        15,026,672
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 94,390,812        59,321,062        44,628,929        37,100,378
                                             ============      ============      ============      ============



CHANGES IN UNITS:
  Beginning units ......................        5,745,755         3,410,266         2,562,069         1,260,859
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,111,981         3,684,715         5,284,856         1,645,648
  Units redeemed .......................       (3,116,153)       (1,349,226)       (4,293,005)         (344,438)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        8,741,583         5,745,755         3,553,920         2,562,069
                                             ============      ============      ============      ============

                                                         NSATSmCapG                         NSATSmCapV
                                                  2000              1999             2000              1999
Investment activity:
  Net investment income ................         (517,795)          (17,275)       (1,092,180)         (447,536)
  Realized gain (loss) on investments ..        1,286,394           573,462         2,335,897         2,444,930
  Change in unrealized gain (loss)
     on investments ....................      (17,955,941)        3,274,222       (21,605,961)       (2,252,934)
  Reinvested capital gains .............          775,379           510,845        26,714,354        11,306,131
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (16,411,963)        4,341,254         6,352,110        11,050,591
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       56,497,245         3,532,204        49,089,651        25,899,735
  Transfers between funds ..............       17,777,370         6,524,803        20,945,489         3,995,622
  Redemptions ..........................       (2,316,123)          (67,415)       (5,373,726)       (1,693,497)
  Annuity benefits .....................             (390)                -            (1,088)                -
  Annual contract maintenance charges
     (note 2) ..........................             (290)                -            (2,433)                -
  Contingent deferred sales charges
     (note 2) ..........................          (40,581)             (334)         (109,546)          (30,984)
  Adjustments to maintain reserves .....           27,418           (77,860)            2,838            16,893
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       71,944,649         9,911,398        64,551,185        28,187,769
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       55,532,686        14,252,652        70,903,295        39,238,360
Contract owners' equity beginning
  of period ............................       14,252,652                 -        68,966,903        29,728,543
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       69,785,338        14,252,652       139,870,198        68,966,903
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          599,267                 -         5,606,043         3,150,456
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        7,121,558           602,102        14,392,825         6,906,463
  Units redeemed .......................       (3,685,549)           (2,835)      (10,161,957)       (4,450,876)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        4,035,276           599,267         9,836,911         5,606,043
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATSmCo                             NSATStrVal
                                                   2000               1999              2000              1999
Investment activity:
  Net investment income ................     $  (1,852,079)          (590,685)           (20,996)           (21,455)
  Realized gain (loss) on investments ..        14,652,717          8,555,188            152,087           (498,979)
  Change in unrealized gain (loss)
     on investments ....................       (43,187,481)        15,852,354          1,229,421           (536,035)
  Reinvested capital gains .............        39,062,828          4,052,068                  -            422,281
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         8,675,985         27,868,925          1,360,512           (634,188)
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       105,158,467         28,999,047          7,016,204          5,369,174
  Transfers between funds ..............        24,480,147          4,674,356            474,872         (3,499,556)
  Redemptions ..........................       (13,005,490)        (2,442,726)        (1,046,662)          (549,563)
  Annuity benefits .....................            (3,070)                 -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................            (1,512)                 -               (123)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (166,521)           (58,681)           (18,088)           (11,600)
  Adjustments to maintain reserves .....            29,330                967                399               (138)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       116,491,351         31,172,963          6,426,602          1,308,317
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..       125,167,336         59,041,888          7,787,114            674,129
Contract owners' equity beginning
  of period ............................       102,053,313         43,011,425         14,280,866         13,606,737
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..     $ 227,220,649        102,053,313         22,067,980         14,280,866
                                             =============      =============      =============      =============



CHANGES IN UNITS:
  Beginning units ......................         7,226,898          4,472,890          1,453,494          1,348,528
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        31,180,668         13,324,101          3,766,431            932,608
  Units redeemed .......................       (24,049,320)       (10,570,093)        (3,174,789)          (827,642)
                                             -------------      -------------      -------------      -------------
  Ending units .........................        14,358,246          7,226,898          2,045,136          1,453,494
                                             =============      =============      =============      =============


                                                          NSATStMidCp                           NSATTotRe
                                                    2000              1999              2000                1999
Investment activity:
  Net investment income ................        (1,850,520)          (279,828)        (1,881,426)        (1,332,844)
  Realized gain (loss) on investments ..        20,409,266          1,867,118          2,225,351            738,485
  Change in unrealized gain (loss)
     on investments ....................       (68,420,907)        18,826,217       (228,097,732)         2,068,214
  Reinvested capital gains .............         7,110,947          4,290,875        207,299,915         18,733,710
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (42,751,214)        24,704,382        (20,453,892)        20,207,565
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       108,458,682         22,842,076        180,515,782        236,961,792
  Transfers between funds ..............        32,261,262         32,390,564        (72,738,625)       (11,925,544)
  Redemptions ..........................       (10,028,767)        (1,318,965)       (34,074,138)       (20,433,946)
  Annuity benefits .....................              (354)                 -            (33,789)            (1,253)
  Annual contract maintenance charges
     (note 2) ..........................            (2,714)                 -            (16,888)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (186,187)           (31,712)          (681,599)          (403,251)
  Adjustments to maintain reserves .....            52,422                881             53,083                (74)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       130,554,344         53,882,844         73,023,826        204,197,724
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..        87,803,130         78,587,226         52,569,934        224,405,289
Contract owners' equity beginning
  of period ............................        87,324,702          8,737,476        510,286,583        285,881,294
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..       175,127,832         87,324,702        562,856,517        510,286,583
                                             =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ......................         4,077,931            754,465         40,239,354         23,870,943
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        13,730,696          4,847,563         18,674,436         22,708,822
  Units redeemed .......................        (8,214,116)        (1,524,097)       (13,089,402)        (6,340,411)
                                             -------------      -------------      -------------      -------------
  Ending units .........................         9,594,511          4,077,931         45,824,388         40,239,354
                                             =============      =============      =============      =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999


                                                        NBAMTGuard                         NBAMTMCGr
                                                 2000                1999            2000               1999
Investment activity:
  Net investment income ................     $   (385,982)         (372,457)       (2,509,235)         (486,685)
  Realized gain (loss) on investments ..        2,154,241           372,448        33,439,981         1,518,122
  Change in unrealized gain (loss)
     on investments ....................       (2,906,624)        5,598,352       (79,901,703)       29,692,933
  Reinvested capital gains .............                -                 -            56,886           854,495
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,138,365)        5,598,343       (48,914,071)       31,578,865
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,129,554        30,029,433       168,420,408        39,386,252
  Transfers between funds ..............       (3,783,997)       (1,195,248)       73,327,761         6,571,008
  Redemptions ..........................       (4,313,697)       (1,949,424)      (11,550,909)       (1,774,431)
  Annuity benefits .....................              (52)                -            (1,173)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,801)                -            (3,482)                -
  Contingent deferred sales charges
     (note 2) ..........................          (87,584)          (43,794)         (226,747)          (37,463)
  Adjustments to maintain reserves .....            1,705              (171)           23,759               623
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,944,128        26,840,796       229,989,617        44,145,989
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       17,805,763        32,439,139       181,075,546        75,724,854
Contract owners' equity beginning
  of period ............................       64,797,339        32,358,200       104,083,991        28,359,137
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 82,603,102        64,797,339       285,159,537       104,083,991
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        4,217,877         2,362,938         4,329,553         1,757,462
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        3,709,554         3,787,810        20,856,272         4,275,092
  Units redeemed .......................       (2,490,099)       (1,932,871)      (11,606,669)       (1,703,001)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,437,332         4,217,877        13,579,156         4,329,553
                                             ============      ============      ============      ============


                                                          NBAMTPart                          OppAggGro
                                                   2000              1999             2000             1999
Investment activity:
  Net investment income ................         (275,054)          147,869        (3,913,210)         (562,098)
  Realized gain (loss) on investments ..       (9,900,668)       (1,322,749)       42,923,233        12,676,113
  Change in unrealized gain (loss)
     on investments ....................      (10,212,756)        5,530,836      (160,398,654)       36,427,451
  Reinvested capital gains .............       19,587,870         2,312,016         9,393,044                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (800,608)        6,667,972      (111,995,587)       48,541,466
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       24,470,205        35,775,813       277,860,705        40,719,412
  Transfers between funds ..............      (24,469,876)      (18,685,095)      114,821,812        32,955,048
  Redemptions ..........................       (6,450,907)       (4,980,093)      (20,446,337)       (2,221,684)
  Annuity benefits .....................           (9,525)                -            (4,361)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,083)                -            (6,285)                -
  Contingent deferred sales charges
     (note 2) ..........................         (145,162)         (115,843)         (355,142)          (49,415)
  Adjustments to maintain reserves .....            1,309              (187)          333,361             1,821
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       (6,605,039)       11,994,595       372,203,753        71,405,182
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       (7,405,647)       18,662,567       260,208,166       119,946,648
Contract owners' equity beginning
  of period ............................      127,598,102       108,935,535       147,333,357        27,386,709
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..      120,192,455       127,598,102       407,541,523       147,333,357
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................       11,409,549        10,417,952         7,360,962         2,580,872
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,068,008         4,913,647        46,701,481        12,946,779
  Units redeemed .......................       (6,822,701)       (3,922,050)      (31,705,040)       (8,166,689)
                                             ------------      ------------      ------------      ------------
  Ending units .........................       10,654,856        11,409,549        22,357,403         7,360,962
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppCapAp                         OppGlSec
                                                   2000                1999               2000        1999
Investment activity:
  Net investment income ................     $  (3,231,202)          (683,120)          (174,028)       -
  Realized gain (loss) on investments ..         8,250,121            312,465         (1,319,208)       -
  Change in unrealized gain (loss)
     on investments ....................       (43,595,783)        36,882,889            965,928        -
  Reinvested capital gains .............        15,688,516          2,067,307                  -        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (22,888,348)        38,579,541           (527,308)       -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       231,537,703         69,998,087         31,183,252        -
  Transfers between funds ..............        74,229,626         26,275,783         16,826,032        -
  Redemptions ..........................       (17,385,622)        (3,288,357)          (804,240)       -
  Annuity benefits .....................           (19,985)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (5,821)                 -                (13)       -
  Contingent deferred sales charges
     (note 2) ..........................          (323,927)           (64,894)            (5,564)       -
  Adjustments to maintain reserves .....               240                822            (11,898)       -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       288,032,214         92,921,441         47,187,569        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       265,143,866        131,500,982         46,660,261        -
Contract owners' equity beginning
  of period ............................       172,841,601         41,340,619                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..     $ 437,985,467        172,841,601         46,660,261        -
                                             =============      =============      =============        =


CHANGES IN UNITS:
  Beginning units ......................        10,136,548          3,425,712                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        22,430,510          8,314,887          4,401,618        -
  Units redeemed .......................        (6,942,481)        (1,604,051)          (107,953)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        25,624,577         10,136,548          4,293,665        -
                                             =============      =============      =============      ===


                                                             OppGrInc                         StOpp2
                                                   2000                 1999              2000        1999
Investment activity:
  Net investment income ................        (1,968,058)          (564,908)          (153,189)       -
  Realized gain (loss) on investments ..           232,890             24,142              7,962        -
  Change in unrealized gain (loss)
     on investments ....................       (39,536,083)        16,554,000         (3,825,916)       -
  Reinvested capital gains .............         8,795,854            432,510          4,138,882        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (32,475,397)        16,445,744            167,739        -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       217,074,469         71,680,449         27,138,606        -
  Transfers between funds ..............        18,802,247          5,709,038         12,948,247        -
  Redemptions ..........................       (14,068,592)        (3,803,771)          (932,160)       -
  Annuity benefits .....................            (2,903)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (2,461)                 -                (26)       -
  Contingent deferred sales charges
     (note 2) ..........................          (254,832)           (65,301)            (9,810)       -
  Adjustments to maintain reserves .....            14,700                129             10,203        -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       221,562,628         73,520,544         39,155,060        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       189,087,231         89,966,288         39,322,799        -
Contract owners' equity beginning
  of period ............................       141,609,841         51,643,553                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..       330,697,072        141,609,841         39,322,799        -
                                             =============      =============      =============      ===


CHANGES IN UNITS:
  Beginning units ......................        10,862,734          4,853,931                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        19,858,161          7,605,657          3,818,203        -
  Units redeemed .......................        (3,680,576)        (1,596,854)          (122,718)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        27,040,319         10,862,734          3,695,485        -
                                             =============      =============      =============      ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        VEWrldEMkt                           VEWrldHAs
                                                 2000               1999                2000              1999
Investment activity:
  Net investment income ................     $   (453,093)         (135,165)          (12,679)          (14,403)
  Realized gain (loss) on investments ..      (12,977,256)        5,300,821           406,143           461,137
  Change in unrealized gain (loss)
     on investments ....................       (7,305,424)        6,929,541           140,154           349,586
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (20,735,773)       12,095,197           533,618           796,320
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,480,100         8,623,115         3,261,390         2,392,796
  Transfers between funds ..............       (6,211,962)       10,280,791          (123,880)        1,791,654
  Redemptions ..........................       (2,808,900)       (1,025,890)         (679,660)         (245,453)
  Annuity benefits .....................           (2,046)                -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (484)                -               (49)                -
  Contingent deferred sales charges
     (note 2) ..........................          (62,042)          (32,807)          (18,309)           (1,862)
  Adjustments to maintain reserves .....           (2,093)              621            (5,728)                5
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,392,573        17,845,830         2,433,764         3,937,140
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity...       (2,343,200)       29,941,027         2,967,382         4,733,460
Contract owners' equity beginning
  of period ............................       34,675,769         4,734,742         6,781,015         2,047,555
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 32,332,569        34,675,769         9,748,397         6,781,015
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,765,673           822,344           823,966           333,288
                                             ------------      ------------      ------------      ------------
  Units purchased ......................       17,715,204         8,409,367        10,364,644         5,860,191
  Units redeemed .......................      (16,573,236)       (6,466,038)      (10,163,132)       (5,369,513)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        3,907,641         2,765,673         1,025,478           823,966
                                             ============      ============      ============      ============


                                                            VVIFDStk                          VVIFSmCoOpp
                                                   2000               1999             2000              1999

Investment activity:
  Net investment income ................          (12,312)            6,257             1,635             5,601
  Realized gain (loss) on investments ..           12,402            (3,231)            2,410               (19)
  Change in unrealized gain (loss)
     on investments ....................         (175,395)          164,023           347,726            11,787
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (175,305)          167,049           351,771            17,369
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        9,389,168         3,821,737           636,057         1,359,026
  Transfers between funds ..............          105,125            65,984            12,611                 -
  Redemptions ..........................         (449,508)          (13,451)          (37,487)                -
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................                -                 -                 -                 -
  Contingent deferred sales charges
     (note 2) ..........................           (7,921)             (305)             (881)                -
  Adjustments to maintain reserves .....            1,740            (3,436)              (95)           (5,256)
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........        9,038,604         3,870,529           610,205         1,353,770
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..        8,863,299         4,037,578           961,976         1,371,139
Contract owners' equity beginning
  of period ............................        4,037,578                 -         1,371,139                 -
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       12,900,877         4,037,578         2,333,115         1,371,139
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          300,754                 -            37,942                 -
                                             ------------      ------------      ------------      ------------
  Units purchased ......................          926,297           301,756            62,850            37,942
  Units redeemed .......................          (14,320)           (1,002)           (5,023)                -
                                             ------------      ------------      ------------      ------------
  Ending units .........................        1,212,731           300,754            95,769            37,942
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       VPInvQBd                WRAsStrat           WRBal               WRBond
                                                 2000           1999          2000    1999      2000   1999          2000   1999
Investment activity:
  Net investment income ................   $   111,574         29,637           -      -          -      -             -      -
  Realized gain (loss) on investments ..        (6,761)           (61)          -      -          -      -             -      -
  Change in unrealized gain (loss)
     on investments ....................        96,171        (32,432)          -      -          -      -             -      -
  Reinvested capital gains .............             -              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       200,984         (2,856)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       741,639      1,758,972      19,237      -      4,870      -        12,107      -
  Transfers between funds ..............      (342,460)             -           -      -          -      -             -      -
  Redemptions ..........................       (72,548)        (1,445)          -      -          -      -             -      -
  Annuity benefits .....................             -              -           -      -          -      -             -      -
  Annual contract maintenance charges
     (note 2) ..........................             -              -           -      -          -      -             -      -
  Contingent deferred sales charges
     (note 2) ..........................        (2,123)           (43)          -      -          -      -             -      -
  Adjustments to maintain reserves .....           765        (22,296)          4      -          3      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
       Net equity transactions .........       325,273      1,735,188      19,241      -      4,873      -        12,107      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Net change in contract owners' equity ..       526,257      1,732,332      19,241      -      4,873      -        12,107      -
Contract owners' equity beginning
  of period ............................     1,732,332              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
Contract owners' equity end of period ..   $ 2,258,589      1,732,332      19,241      -      4,873      -        12,107      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


CHANGES IN UNITS:
  Beginning units ......................        73,535              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Units purchased ......................        73,495         73,596       1,854      -        476      -         1,184      -
  Units redeemed .......................       (41,798)           (61)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Ending units .........................       105,232         73,535       1,854      -        476      -         1,184      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                WRCoreEq            WRGrowth           WRInt            WRSciTech
                                             2000      1999      2000     1999      2000    1999      2000    1999
Investment activity:
  Net investment income ................   $      -       -          -       -          -      -          -       -
  Realized gain (loss) on investments ..          -       -          -       -          -      -          -       -
  Change in unrealized gain (loss)
     on investments ....................          -       -          -       -          -      -          -       -
  Reinvested capital gains .............          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Equity transactions:
  Purchase payments received from
     contract owners ...................     20,217       -     14,253       -      2,614      -      5,891       -
  Transfers between funds ..............          -       -          -       -          -      -          -       -
  Redemptions ..........................          -       -          -       -          -      -          -       -
  Annuity benefits .....................          -       -          -       -          -      -          -       -
  Annual contract maintenance charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Contingent deferred sales charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Adjustments to maintain reserves .....         (7)      -         (3)      -          4      -         (3)      -
                                           --------     ---     ------     ---      -----    ---      -----     ---
       Net equity transactions .........     20,210       -     14,250       -      2,618      -      5,888       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Net change in contract owners' equity ..     20,210       -     14,250       -      2,618      -      5,888       -
Contract owners' equity beginning
  of period ............................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
Contract owners' equity end of period ..   $ 20,210       -     14,250       -      2,618      -      5,888       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


CHANGES IN UNITS:
  Beginning units ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Units purchased ......................      1,979       -      1,408       -        258      -        607       -
  Units redeemed .......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Ending units .........................      1,979       -      1,408       -        258      -        607       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      WRSmCap                    WPValue
                                                 2000         1999         2000             1999
Investment activity:
  Net investment income ................     $         -         -          15,053           (4,056)
  Realized gain (loss) on investments ..               -         -         256,506          350,081
  Change in unrealized gain (loss)
     on investments ....................               -         -       1,010,977         (232,251)
  Reinvested capital gains .............               -         -         201,406          313,236
                                             -----------       ---      ----------       ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               -         -       1,483,942          427,010
                                             -----------       ---      ----------       ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................           2,675         -       5,249,935        8,990,039
  Transfers between funds ..............               -         -      (2,809,252)      (3,279,579)
  Redemptions ..........................               -         -      (1,337,164)        (785,224)
  Annuity benefits .....................               -         -               -                -
  Annual contract maintenance charges
     (note 2) ..........................               -         -            (132)               -
  Contingent deferred sales charges
     (note 2) ..........................               -         -         (21,141)          (8,341)
  Adjustments to maintain reserves .....              (4)        -             851          (17,238)
                                             -----------       ---      ----------       ----------
       Net equity transactions .........           2,671         -       1,083,097        4,899,657
                                             -----------       ---      ----------       ----------

Net change in contract owners' equity ..           2,671         -       2,567,039        5,326,667
Contract owners' equity beginning
  of period ............................               -         -      18,422,359       13,095,692
                                             -----------       ---      ----------       ----------
Contract owners' equity end of period ..     $     2,671         -      20,989,398       18,422,359
                                             ===========       ===      ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................               -         -       1,518,704        1,136,934
                                             -----------       ---      ----------       ----------
  Units purchased ......................             265         -       1,722,379        1,114,614
  Units redeemed .......................               -         -      (1,638,620)        (732,844)
                                             -----------       ---      ----------       ----------
  Ending units .........................             265         -       1,602,463        1,518,704
                                             ===========       ===      ==========       ==========


                                                        WPIntEq                          WPGPVenCp
                                                   2000          1999             2000               1999
Investment activity:
  Net investment income ................        (192,872)          78,565         (217,797)        (102,042)
  Realized gain (loss) on investments ..      (3,080,170)       9,376,742        5,080,297        2,371,543
  Change in unrealized gain (loss)
     on investments ....................      (6,782,621)       4,764,159      (10,957,173)       4,746,233
  Reinvested capital gains .............       3,528,115                -        1,943,800                -
                                            ------------      -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (6,527,548)      14,219,466       (4,150,873)       7,015,734
                                            ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       2,083,400        7,668,878          971,171        3,304,912
  Transfers between funds ..............     (12,389,476)       5,802,849       (2,197,517)       5,171,722
  Redemptions ..........................      (1,997,216)      (1,105,825)        (954,721)        (382,170)
  Annuity benefits .....................               -                -                -                -
  Annual contract maintenance charges
     (note 2) ..........................            (110)               -             (149)               -
  Contingent deferred sales charges
     (note 2) ..........................         (47,525)         (28,643)         (24,723)          (9,129)
  Adjustments to maintain reserves .....             199          (44,309)              24               86
                                            ------------      -----------      -----------      -----------
       Net equity transactions .........     (12,350,728)      12,292,950       (2,205,915)       8,085,421
                                            ------------      -----------      -----------      -----------

Net change in contract owners' equity ..     (18,878,276)      26,512,416       (6,356,788)      15,101,155
Contract owners' equity beginning
  of period ............................      42,336,575       15,824,159       21,609,697        6,508,542
Contract owners' equity end of period ..      23,458,299       42,336,575       15,252,909       21,609,697
                                            ============      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       2,784,067        1,604,386        1,263,066          626,200
                                            ------------      -----------      -----------      -----------
  Units purchased ......................      26,453,586       15,881,198        2,420,179        2,509,012
  Units redeemed .......................     (27,119,221)     (14,701,517)      (2,571,968)      (1,872,146)
                                            ------------      -----------      -----------      -----------
  Ending units .........................       2,118,432        2,784,067        1,111,277        1,263,066
                                            ============      ===========      ===========      ===========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. - (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) Nationwide SAT - Strong - Mid Cap Growth Fund (NSATStMidCp) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

              Portfolio of the Victory Portfolios (Victory Portfolios);
                Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)

              Portfolios of the Wadell & Reed: W & R Target Funds, Inc. -
              (W & R Target Funds);
                W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                W & R Target Funds, Inc. - Bond Portfolio (WRBond)
                W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                W & R Target Funds, Inc. - International Portfolio (WRInt)
                W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS


              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio
               (WPGPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) CALCULATION OF ANNUITY RESERVES

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality, expense and administration charges by asset fee rates for the year ended December 31, 2000:

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         0.95%           $     36,959,778              868,368           1,148,127              242,852           1,056,578
         1.00%                 23,780,634              530,772             682,519              113,002             683,699
         1.05%                  4,527,271               91,204             121,017               27,269             122,906
         1.10%                  1,410,127               22,081              24,887                3,456             135,472
         1.15%                    413,476                3,493               7,857                  926              23,692
         1.20%                 12,055,337              280,792             465,573               87,790             221,688
         1.25%                    827,671               35,798              27,716                7,663              20,041
         1.30%                  3,615,777               74,616             140,214               23,316              59,575
         1.35%                    611,084               55,203              18,308                3,060              12,337
         1.40%                  4,816,375               75,965             117,423               22,810             105,832
         1.45%                  3,804,699               55,471              92,412               19,177              82,359
         1.50%                    864,458               13,924              29,382                5,740              20,359
         1.55%                    665,509                9,699              24,019                3,586              15,593
         1.60%                    358,254               15,483               9,409                  967              17,188

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                           TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         1.65%                    373,712                5,654              11,749                2,347               9,581
         1.70%                    191,267                6,115               3,705                  248               3,738
         1.75%                     60,914                1,118                 396                  263               3,193
         1.80%                     52,400                1,095                 226                  553               1,127
         1.85%                    102,500                1,561               1,867                  851               4,424
         1.90%                     47,982                1,293               2,176                  149                 678
         1.95%                     59,429                  752               2,508                1,166               1,347
         2.00%                     36,247                  376                 263                   95                 343
         2.05%                     22,425                   36                  98                   16                 412
         2.10%                     17,396                  104                 178                   65                 311
         2.15%                     12,958                    2                 124                   11                 426
         2.20%                      4,339                   46                  71                   58                 158
         2.25%                        442                    4                  17                    -                  12
         2.30%                        553                   10                   -                    -                   2
         2.35%                        258                    3                   2                    -                  25
         2.40%                        144                    -                   7                    -                   -
         2.45%                        121                    -                   -                    -                  25
         0.95%  EV                959,174               14,055              23,815                8,151              22,921
         1.00%  EV                727,913               11,375              14,621                6,597              15,238
         1.05%  EV                 76,795                1,346               1,745                  429               2,197
         1.10%  EV                123,922                1,838               4,522                  876               2,335
         1.15%  EV                 64,538                2,604               1,823                  386               2,988
         1.20%  EV                 45,564                  792               1,300                  161               1,487
         1.25%  EV                 36,722                1,087                 755                   66                 962
         1.30%  EV                  3,628                   25                  46                   65                 126
         1.35%  EV                  2,909                   31                  19                    -                  96
         1.40%  EV                 24,942                  442                 518                  204               1,053
         1.45%  EV                 10,207                  208                 368                   89                 209
         1.50%  EV                 14,598                  149                 896                  237                 331
         1.55%  EV                  8,189                  115                  61                   36                  83
         1.60%  EV                  4,374                   19                  40                   54                  79
         1.65%  EV                  3,879                   16                  19                   65                  50
         1.70%  EV                  2,781                    -                  60                   26                 110
         1.75%  EV                  1,746                   13                  23                   15                 136
         1.80%  EV                     85                    1                   4                    -                   2
         1.85%  EV                     64                    4                   -                    -                   1
         1.90%  EV                     61                    1                   1                    -                   4
         1.95%  EV                     27                    -                   1                    -                   -
         2.00%  EV                      1                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 97,805,656            2,185,159           2,982,887              584,893           2,653,530
                             ============         ============        ============         ============        ============



                                 DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $  4,956,380               37,070             760,204               85,485           1,692,805
         1.00%                  3,299,576               20,362             475,642               49,676           1,240,908
         1.05%                    592,870                3,041             125,073               11,920             295,719
         1.10%                    215,867                  563              37,831                3,014              42,907
         1.15%                     65,961                  462              12,277                1,526              10,647
         1.20%                  1,174,994               36,614             176,918               67,195             372,607
         1.25%                    100,354                1,378              15,834                4,454              38,486
         1.30%                    414,478                4,600              49,547               29,506              82,760
         1.35%                     84,181                  888               3,675                4,399              16,837
         1.40%                    357,341               10,088              32,447               34,195             157,692
         1.45%                    274,791               11,725              17,862               19,663             102,348
         1.50%                     82,966                1,453              10,577                3,599              21,292
         1.55%                     48,601                1,579               4,153                6,338              14,806
         1.60%                     30,967                  571               1,485                1,630              11,852
         1.65%                     25,709                  974               1,820                1,379               9,611
         1.70%                     30,319                   99                 856                  322               2,083


Continued                       DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         1.75%                      3,115                   30                 448                  117                 453
         1.80%                      1,913                  133                 657                   63               1,543
         1.85%                      6,691                   57                 191                  634               3,124
         1.90%                      2,788                   11                  99                   80                 103
         1.95%                      5,539                   59                 633                   48               1,830
         2.00%                      2,914                  131                 651                  232                 569
         2.05%                      1,272                  157                 195                   38                 172
         2.10%                        841                  123                 341                  212                 145
         2.15%                        557                   20                 258                   14                   -
         2.20%                        182                   13                  31                    -                  16
         2.25%                          3                    -                   8                    4                   -
         2.30%                         30                    -                  15                    -                   -
         2.35%                         35                    -                   8                    -                   3
         2.40%                         15                    -                  15                    -                   -
         2.45%                         25                    -                   -                    -                   -
         0.95%  EV                 70,262                2,237               6,341                8,162              41,210
         1.00%  EV                 53,907                2,312               3,029                5,001              24,352
         1.05%  EV                  5,263                  123                 586                  679               2,321
         1.10%  EV                  9,169                  311                 972                1,450               3,287
         1.15%  EV                  5,654                   99                 297                  627               2,564
         1.20%  EV                  3,346                   69                 444                  373                 819
         1.25%  EV                  5,560                    9                 231                   92                 294
         1.30%  EV                    344                   20                  54                    9                   4
         1.35%  EV                    124                    5                  40                    9                  67
         1.40%  EV                  1,470                    9                  53                  138                 953
         1.45%  EV                    584                    4                  25                   40                  77
         1.50%  EV                  1,752                    9                 137                   21                 519
         1.55%  EV                    585                   38                 110                   49                 132
         1.60%  EV                    288                   44                  55                   11                  68
         1.65%  EV                    158                   26                  76                   49                  78
         1.70%  EV                    154                    4                  59                   38                   -
         1.75%  EV                    210                    4                   5                    -                   4
         1.80%  EV                      1                    -                   -                    1                   -
         1.85%  EV                      5                    -                   3                    -                   -
         1.90%  EV                      6                    -                   2                    -                   1
         1.95%  EV                      3                    -                   3                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 11,940,120              137,524           1,742,273              342,492           4,198,068
                             ============         ============        ============         ============        ============


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $  3,502,644              829,015             510,997            2,301,462             850,829
       1.00%                    2,505,127              493,666             256,692            1,468,379             626,237
       1.05%                      401,900              153,666              61,576              238,400             112,206
       1.10%                      164,344               19,902              10,860               99,641              14,132
       1.15%                       48,789                3,758               2,349               21,671               3,546
       1.20%                    1,241,659              235,716             269,080              674,364             176,271
       1.25%                       96,061               13,042              14,392               48,871              15,324
       1.30%                      387,851               51,518              49,204              169,957              47,682
       1.35%                       48,962               14,563              10,141               32,942               8,193
       1.40%                      545,535               51,620              40,276              202,040              35,995
       1.45%                      435,597               32,340              29,988              169,248              28,001
       1.50%                       85,565               11,224               6,575               59,177               7,114
       1.55%                       68,324                9,036               6,833               34,895               9,316
       1.60%                       35,690                2,645               6,106               12,956               3,441
       1.65%                       50,504                2,687               4,556               17,082               2,498
       1.70%                       44,126                  882                 914                4,508               1,078
       1.75%                        7,104                  275                 511                3,844               1,225
       1.80%                        3,504                  164                 264                4,097                 579
       1.85%                        6,413                  934                 468                5,250                 947
       1.90%                        5,016                   93                 243                2,005                 980
       1.95%                        2,959                  726               1,131                4,891                 425

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                       FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
         2.00%                      3,029                   23                 328                1,415                 724
         2.05%                        791                    -                  21                  480                  38
         2.10%                      2,005                   49                  66                  802                 107
         2.15%                        847                   13                   4                  139                 136
         2.20%                        288                   54                  24                  243                 108
         2.25%                         31                    1                  18                   36                   5
         2.30%                         77                    -                   -                    -                  14
         2.35%                         24                    -                   -                   23                   4
         2.40%                         15                    -                   -                    -                   7
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                105,329                9,063               8,569               41,662               6,422
         1.00%  EV                 74,934                6,064               6,156               31,822               5,058
         1.05%  EV                  6,983                1,227                 407                3,323                 611
         1.10%  EV                 11,640                1,760               1,002                5,920               1,576
         1.15%  EV                  5,875                  554                 990                2,601                 595
         1.20%  EV                  4,773                  311                 346                1,511                 224
         1.25%  EV                  7,968                  146                  90                  967                 158
         1.30%  EV                    315                   28                  31                  114                   4
         1.35%  EV                    119                   35                   6                   64                   4
         1.40%  EV                  1,652                  220                 188                1,253                 211
         1.45%  EV                  1,129                   41                  46                  417                 216
         1.50%  EV                    675                  233                 197                  819                  83
         1.55%  EV                    542                    7                  73                  343                 121
         1.60%  EV                    186                    -                   6                  114                  34
         1.65%  EV                    357                   10                  14                  130                  19
         1.70%  EV                    213                   36                   -                   46                  23
         1.75%  EV                     91                   21                   7                  167                  37
         1.80%  EV                      5                    -                   3                    6                   1
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      9                    -                   -                    5                   -
         1.95%  EV                      3                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  9,917,579            1,947,368           1,301,748            5,670,121           1,962,561
                             ============         ============        ============         ============        ============

                                 JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $    509,316              473,770             401,980               48,919               2,387
       1.00%                      373,437              294,397             246,774               22,106               1,737
       1.05%                       44,478               35,709              29,887                5,184                 182
       1.10%                       30,815               27,283              25,155                  662                 117
       1.15%                       14,794               10,729              11,183                  170                 106
       1.20%                      389,255              306,149             358,246               24,720               5,543
       1.25%                       22,475               24,209              15,727                  653                 473
       1.30%                      183,477               91,861             182,777                2,063               1,170
       1.35%                       22,588               16,316              14,899                  339                 111
       1.40%                      443,076              367,193             341,364                6,279               2,637
       1.45%                      332,657              218,463             227,096                3,977               2,321
       1.50%                       60,760               54,499              51,681                1,343               2,156
       1.55%                       72,619               49,899              43,455                  871                  84
       1.60%                       41,337               37,342              30,228                  101                   7
       1.65%                       35,743               30,233              21,139                  303                  95
       1.70%                       11,836                8,125               7,713                   15                  15
       1.75%                        4,388                1,316               4,672                   41                  25
       1.80%                        5,696                1,588               5,386                    9                 154
       1.85%                       10,623                5,707               8,309                   23                 105
       1.90%                        5,950                3,911               4,215                   70                  77
       1.95%                        7,486                4,406               4,787                  123                  23
       2.00%                        3,976                3,569               2,639                   50                   -
       2.05%                        3,703                1,309               3,146                    -                   -
       2.10%                        1,677                  819               1,863                    -                   -

Continued                        JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------

         2.15%                      1,077                  956                 989                    4                   -
         2.20%                        171                  128                 154                    -                   8
         2.25%                         22                    4                  42                    -                   -
         2.30%                         28                  101                  28                    -                   -
         2.35%                         22                    8                  14                    -                   -
         2.40%                         14                    7                   7                    -                   -
         2.45%                          5                    5                   5                    -                   -
         0.95%  EV                 79,618               53,652              61,670                2,542                 843
         1.00%  EV                 61,997               34,586              38,279                  755                 730
         1.05%  EV                  6,671                4,849               6,022                  144                 127
         1.10%  EV                 12,958                8,350               7,680                  138                  15
         1.15%  EV                  6,984                5,475               5,002                   35                   4
         1.20%  EV                  4,780                3,360               2,771                   28                 120
         1.25%  EV                  2,270                1,241               1,757                    5                   3
         1.30%  EV                    213                  111                 281                    -                   3
         1.35%  EV                    373                  119                 432                    2                   2
         1.40%  EV                  2,316                1,106               1,922                   13                 148
         1.45%  EV                  1,191                  588                 753                    9                  42
         1.50%  EV                  1,750                  619                 731                   47                  11
         1.55%  EV                    746                  538                 481                    9                   -
         1.60%  EV                    664                  219                 523                    -                   -
         1.65%  EV                    329                  166                 381                    -                   -
         1.70%  EV                    235                  164                 196                    2                   -
         1.75%  EV                     75                   67                  80                    -                   -
         1.80%  EV                      3                    1                   6                    -                   -
         1.85%  EV                      4                    3                   4                    -                   -
         1.90%  EV                      7                    2                   4                    -                   -
         1.95%  EV                      3                    1                   6                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  2,816,688            2,185,228           2,174,541              121,754              21,581
                             ============         ============        ============         ============        ============

                                   MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    163,380              399,287           1,516,882                   63             147,382
         1.00%                     99,334              257,042             929,046                   29             121,730
         1.05%                     18,121               54,327             159,877                    -              25,725
         1.10%                      1,623               11,667              55,618                    -               2,142
         1.15%                        507                2,647              23,498                    -               2,074
         1.20%                     70,141               73,155             167,401                  739              44,503
         1.25%                        906                5,647              22,802                    -               2,633
         1.30%                     18,029               20,714              79,102                    -              15,498
         1.35%                      1,396                6,091               9,952                    -               2,397
         1.40%                     16,558               19,742              37,976                   12              20,378
         1.45%                      7,020               19,267              26,878                    -              17,027
         1.50%                      1,006                5,377               9,409                    -               6,128
         1.55%                      3,199                4,738               5,333                    -               6,015
         1.60%                        453                1,898                 417                    -               2,558
         1.65%                        369                1,013               5,930                    -               2,478
         1.70%                         32                  327               1,376                    -               2,698
         1.75%                        278                  448                 162                    -                 180
         1.80%                        246                  116                 570                    -                  27
         1.85%                        282                1,538                 231                    -                 626
         1.90%                         27                  549                  84                    -                  20
         1.95%                         53                  226                  11                    -                 132
         2.00%                          8                  604                  61                    -                 344
         2.10%                          -                  244                 221                    -                  29
         2.15%                         11                    7                  44                    -                   -
         2.20%                          -                   55                   -                    -                  13
         2.25%                          -                    -                   7                    -                   9
         2.30%                         26                    -                   -                    -                   -
         2.35%                          -                    -                   3                    -                   -
         0.95%  EV                  4,515                5,873               5,154                   34               4,767

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9



(Continued)                        MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         1.00%  EV                  2,235                5,286               3,855                    -               4,359
         1.05%  EV                    113                  697                 332                    -               1,055
         1.10%  EV                    820                1,275                 602                    -               1,367
         1.15%  EV                     65                  466                 127                    -                 590
         1.20%  EV                    184                  292                 195                    2                 135
         1.25%  EV                     26                   71                 295                    -                 234
         1.30%  EV                     21                   12                   7                    -                  10
         1.35%  EV                      6                   18                   2                    -                   9
         1.40%  EV                    154                  218                  50                    -                 109
         1.45%  EV                      8                  104                  15                    -                   4
         1.50%  EV                     34                  106                   2                    -                 115
         1.55%  EV                      3                  166                   9                    -                  68
         1.65%  EV                      -                   48                  31                    -                  12
         1.70%  EV                     10                    2                  18                    -                   -
         1.75%  EV                      -                   15                   -                    -                   2
         1.80%  EV                      -                    -                   3                    -                   2
         1.85%  EV                      8                    -                   -                    -                   -
         1.90%  EV                      -                    -                   1                    -                   -
                         ----------------         ------------        ------------         ------------        ------------
           Total         $        411,207              901,375           3,063,589                  879             435,584
                         ================         ============        ============         ============        ============

                               NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                         ----------------         ------------        ------------         ------------        ------------
         0.95%           $          3,515            1,180,721               1,564              225,800                 226
         1.00%                      3,360              807,739               1,237              155,176                 203
         1.05%                         65              187,717                  30               51,169                  34
         1.10%                        352               27,644                  40                2,931                  10
         1.15%                         64               11,781                  69                  694                   -
         1.20%                      1,611              273,776                 432               47,402                 830
         1.25%                         56               15,624                  21                2,368                   -
         1.30%                        176               95,793                  25               13,994                  11
         1.35%                          -               14,615                  53                4,510                   -
         1.40%                      1,949               56,057                 674               14,906                  15
         1.45%                        410               35,566                  95                4,684                   3
         1.50%                        183               12,307                  27                3,898                   -
         1.55%                        253                7,519                   -                2,085                   -
         1.60%                         33                1,375                   -                1,753                   -
         1.65%                         12                4,591                   3                1,470                   -
         1.70%                          9                1,542                   -                  141                   -
         1.75%                          -                  672                   -                   93                   -
         1.80%                          6                  149                   -                   45                   -
         1.85%                          -                  390                   -                  312                   -
         1.90%                          -                  236                   -                  277                   -
         1.95%                          -                  618                   -                   43                   -
         2.00%                          -                    9                   -                   58                   -
         2.05%                          -                  129                   -                    -                   -
         2.10%                          -                  158                   -                   11                   -
         2.15%                          3                    -                   -                    -                   -
         2.25%                          -                    6                   -                   11                   -
         0.95%  EV                  1,337               17,923                 526                2,467                  12
         1.00%  EV                    342                8,864                   7                1,040                   1
         1.05%  EV                     87                1,971                  17                  430                   -
         1.10%  EV                     16                1,987                  10                  398                   -
         1.15%  EV                     19                  492                   5                  364                   -
         1.20%  EV                      6                  507                   3                  174                   1
         1.25%  EV                      4                  342                   3                   53                   -
         1.30%  EV                      -                   35                   -                    5                   -
         1.35%  EV                      -                   11                   -                   10                   -
         1.40%  EV                      2                  304                   -                   62                   -
         1.45%  EV                      -                  107                   -                   46                   -


(Continued)                    NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                             ------------         ------------        ------------         ------------        ------------

         1.50%  EV                      -                  464                   -                    7                   -
         1.55%  EV                      -                    8                   -                   10                   -
         1.60%  EV                      -                  144                   -                    -                   -
         1.65%  EV                      -                  132                   -                    5                   -
         1.80%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     13,870            2,770,030               4,841              538,902               1,346
                             ============         ============        ============         ============        ============



                             NSATMIDCAPIX            NSATMYMKT          NSATMSECBD           NSATGLOB50          NSATSMCAPG
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    155,812            1,619,934             322,015              192,106             134,045
         1.00%                     86,124              862,391             193,019              109,132              87,704
         1.05%                     20,906              225,073              56,715               25,633              14,764
         1.10%                      5,562               30,634               1,936                5,333               5,112
         1.15%                      1,674                7,546               1,628                1,672               2,187
         1.20%                     70,425            1,703,001              77,534               59,045              72,891
         1.25%                      4,176               35,471               3,293                5,471               5,274
         1.30%                     15,532              443,580              25,295               31,347              24,157
         1.35%                      4,325               55,512               7,355                3,271               3,566
         1.40%                     38,585              368,508              23,411                9,834              61,378
         1.45%                     30,596              272,405              14,269                4,917              42,620
         1.50%                      4,119               48,006               4,121                2,110              10,400
         1.55%                      5,856               22,931               2,218                2,798              11,196
         1.60%                      2,534                5,684               2,852                  357               5,818
         1.65%                      2,277               20,823               2,764                1,686               2,528
         1.70%                      1,609                3,792                 740                  228               1,290
         1.75%                        321                1,671                 445                    3               2,573
         1.80%                        274                1,416                 419                1,645               1,250
         1.85%                        351                5,513                 733                  649                 988
         1.90%                        384                3,766                   -                   80                 597
         1.95%                        137                5,541                 198                    9                 579
         2.00%                        113                2,559                  76                   28                 560
         2.05%                          2                2,671                   -                    -                 382
         2.10%                         44                1,062                  11                   27                 273
         2.15%                         30                1,064                   8                    -                 352
         2.20%                         87                1,497                   -                   11                  89
         2.25%                          9                   64                   6                    5                   -
         2.30%                          -                    -                   -                    -                  14
         2.35%                          3                    -                   -                    4                   2
         2.40%                          -                    -                   -                    -                   7
         0.95%  EV                 10,476               83,759               6,935                1,992              11,359
         1.00%  EV                  9,154               37,729               3,295                  986               8,238
         1.05%  EV                    895                5,631                 866                   87                 911
         1.10%  EV                  1,243                4,786                 575                  374               1,785
         1.15%  EV                    661                1,027                 514                   80               1,138
         1.20%  EV                    440                2,276                 373                  114                 381
         1.25%  EV                    274                  258                 262                   18                 330
         1.30%  EV                     26                  259                  82                    5                  16
         1.35%  EV                     38                  134                  65                   14                  21
         1.40%  EV                    109                  826                 180                  132                 398
         1.45%  EV                    168                  727                   -                   14                 130
         1.50%  EV                     50                1,426                  80                    3                 145
         1.55%  EV                     31                1,498                  14                    4                 112
         1.60%  EV                     21                  502                   -                    -                  81
         1.65%  EV                     45                  299                   5                    7                  59
         1.70%  EV                      6                  201                   1                    -                  60
         1.75%  EV                     33                  241                   -                    2                  30
         1.80%  EV                      3                   12                   -                    1                   -
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      -                    -                   -                    -                   2
         1.95%  EV                      -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $    475,540            5,893,706             754,308              461,234             517,795
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATSMCAPV             NSATSMCO          NSATSTRVAL          NSATSTMIDCP           NSATTOTRE
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    517,582              756,738              88,940              680,678           2,569,558
         1.00%                    241,253              428,200              52,011              408,739           1,748,348
         1.05%                     58,315               78,466              12,113               56,462             281,648
         1.10%                     14,959               16,322                 812               32,283             108,085
         1.15%                      3,726                6,245                 257                7,139              29,987
         1.20%                    117,686              273,426              21,590              209,045             217,113
         1.25%                      5,504               11,486               1,805               19,150              28,611
         1.30%                     28,823               51,995               6,230               80,366              62,099
         1.35%                      5,281               10,909               1,298                8,514              14,608
         1.40%                     35,466               98,055               4,579               98,051             114,203
         1.45%                     21,388               68,506               5,919              127,205              97,711
         1.50%                      8,633               16,476               2,635               25,258              19,358
         1.55%                      6,948               18,399                 424               15,558              15,364
         1.60%                      1,545                3,101                 153                6,445               4,162
         1.65%                      2,747                7,767               1,656                7,474               7,271
         1.70%                        503                3,049                   1                4,103               3,518
         1.75%                        621                  949                   -                3,738                 184
         1.80%                        234                  413                 148                1,211                 498
         1.85%                        528                3,471                  75                3,250               3,133
         1.90%                        468                  907                  28                1,163                 529
         1.95%                        441                  410                   -                  965                 352
         2.00%                        666                  395                   -                  495                 172
         2.05%                         58                    4                   -                2,831                  17
         2.10%                        164                  940                   5                  259                 393
         2.15%                          9                   20                   -                  255                   1
         2.20%                          2                   67                   -                   78                   -
         2.25%                         18                   12                   -                   12                   -
         2.30%                          -                    2                   -                   50                   -
         2.35%                          4                    -                   -                   12                   -
         2.40%                          -                    -                   -                    4                   -
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                  9,220               18,693                 556               15,739              23,149
         1.00%  EV                  5,997               13,988               1,076               24,524              19,491
         1.05%  EV                    622                1,401                 234                1,397               1,504
         1.10%  EV                    957                3,958                  38                2,838               2,815
         1.15%  EV                    347                  613                  22                1,188                 813
         1.20%  EV                    588                1,378                 241                1,057               1,117
         1.25%  EV                    164                  583                   -                  902                 710
         1.30%  EV                     75                   35                   -                  228                  14
         1.35%  EV                     11                   50                   -                  226                  49
         1.40%  EV                    259                  851                  35                  593                 822
         1.45%  EV                     98                  215                   5                  206                 136
         1.50%  EV                     74                  257                   -                  133                 149
         1.55%  EV                    118                  117                   -                  162                  74
         1.60%  EV                     25                   32                   -                  368                   7
         1.65%  EV                     45                  227                   2                   38                  89
         1.70%  EV                      3                    8                   -                   76                   -
         1.75%  EV                      -                   27                   -                   28                   -
         1.80%  EV                      4                    3                   -                    3                   -
         1.85%  EV                      -                    3                   -                    2                   -
         1.90%  EV                      1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  1,092,180            1,899,169             202,888            1,850,520           5,377,862
                             ============         ============        ============         ============        ============

                               NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    305,886              897,028             556,751            1,398,864           1,292,340
         1.00%                    214,445              553,795             405,795              852,584             857,372
         1.05%                     47,035              119,750              69,649              140,869             142,668
         1.10%                     12,529               36,438               8,524               65,971              48,353

(Continued)                    NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         1.15%                      3,114                8,806               1,908               21,061              18,276
         1.20%                     81,635              308,570              73,679              534,858             349,247
         1.25%                      4,698               20,505               8,326               39,121              31,700
         1.30%                     13,158               86,291              16,424              149,783             113,253
         1.35%                      3,755                9,249               5,656               17,444              25,077
         1.40%                     19,490              178,259              14,012              244,138             164,171
         1.45%                     13,959              116,837              18,732              203,605             257,003
         1.50%                      4,238               23,770               1,602               47,085              31,809
         1.55%                      1,379               25,291               2,522               33,993              22,705
         1.60%                      3,001               17,255               1,986               10,470               7,311
         1.65%                        514               13,265               1,060               17,824              12,274
         1.70%                        177                4,292                 313                6,060              23,984
         1.75%                        182                3,832                  13                5,407               4,469
         1.80%                        739                  820                   -                2,335               5,366
         1.85%                         47                3,736                 170                7,526               4,818
         1.90%                         40                1,944                  11                2,785               1,401
         1.95%                        324                1,123                  23                1,777               1,653
         2.00%                        145                1,725                 117                1,819               1,341
         2.05%                          -                3,095                   -                  555                 230
         2.10%                         36                  721                  27                1,665                 672
         2.15%                         50                  685                  45                1,013                 929
         2.20%                          -                  144                  12                  103                 155
         2.25%                          -                   13                   5                   29                  10
         2.30%                          -                   59                   -                   35                  30
         2.35%                          -                   14                   4                    4                  10
         2.40%                          -                   15                   -                    7                  15
         0.95%  EV                  5,263               32,118               3,513               41,586              34,224
         1.00%  EV                  3,089               23,575               3,796               44,080              52,928
         1.05%  EV                    205                2,169                 105                3,720               2,781
         1.10%  EV                    402                5,004                 572                5,287               5,319
         1.15%  EV                    676                3,033                 363                1,711               1,396
         1.20%  EV                    203                1,931                 111                2,195               1,959
         1.25%  EV                     66                  892                  52                1,448               4,780
         1.30%  EV                     13                  191                   6                  212                 263
         1.35%  EV                      6                  130                   -                  292                  74
         1.40%  EV                     66                  851                 160                1,808               1,269
         1.45%  EV                     12                  407                   2                  615                 408
         1.50%  EV                    128                  302                  26                  455                 335
         1.55%  EV                     28                  329                  22                  315                 276
         1.60%  EV                      -                  448                   -                  131                  67
         1.65%  EV                      7                  200                   7                  315                 173
         1.70%  EV                     10                  161                   9                  208                 241
         1.75%  EV                      -                  147                   3                   33                  38
         1.80%  EV                      -                    2                   1                    5                   3
         1.85%  EV                      -                   11                   -                    2                   5
         1.90%  EV                      -                    5                   -                    1                   4
         1.95%  EV                      -                    2                   -                    1                   3
                             ------------         ------------        ------------         ------------        ------------
           Total             $    740,750            2,509,235           1,196,114            3,913,210           3,525,188
                             ============         ============        ============         ============        ============

                                 OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $     32,081              886,999              16,992              180,318              36,523
         1.00%                     17,410              591,617               23,257              88,794               15,111
         1.05%                      2,151              126,581               1,016               17,851               4,537
         1.10%                      1,285               27,142                 666                3,866                 114
         1.15%                        580               10,586                  89                  678                 124
         1.20%                     40,458              330,095              23,012               73,190              14,821
         1.25%                      1,123               35,982               1,116                4,024                 311
         1.30%                     18,909              114,708              10,594               21,271               2,873
         1.35%                      1,401               18,353               1,126                3,359                 975
         1.40%                     21,095              158,158              12,997               21,339               3,978

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                        OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     11,724              145,917              39,114               19,306               3,322
         1.50%                      2,259               33,693               1,991                3,255                 297
         1.55%                      1,661               18,950               1,031                2,365                 180
         1.60%                        533               14,613                 334                1,160                  52
         1.65%                        784               17,324               1,093                1,852                 173
         1.70%                        733                2,384                 578                  844                  29
         1.75%                        232                1,675                  20                  181                   2
         1.80%                      1,515                3,907                   -                   81                  43
         1.85%                        100                5,278                 237                  313                   -
         1.90%                        238                1,421                 332                  670                   -
         1.95%                        910                2,270                 425                  370                   -
         2.00%                         33                2,513                 325                  628                   7
         2.05%                          -                  384                   -                   95                   -
         2.10%                         37                  229                  11                  449                   -
         2.15%                         15                2,637                   -                  196                   -
         2.20%                          -                  235                   1                   37                   -
         2.25%                          -                   16                   -                    3                   -
         2.30%                          -                   15                   -                   13                   2
         2.35%                          -                   25                   -                    2                   -
         2.40%                          -                    3                   -                    6                   -
         2.45%                          -                   18                   -                    -                   -
         0.95%  EV                  8,275               33,435               4,799                3,233                 821
         1.00%  EV                  5,423               30,781               9,917                1,920                 676
         1.05%  EV                    588                3,229                 346                  192                   1
         1.10%  EV                    763                4,038                 450                  300                  46
         1.15%  EV                    165                3,063                  80                  159                   -
         1.20%  EV                    393                1,831                 263                  137                  32
         1.25%  EV                    417                  470                 182                  134                   6
         1.30%  EV                    140                  170                   1                    9                   -
         1.35%  EV                     14                  163                   3                   10                   -
         1.40%  EV                     85                1,427                 255                   38                   -
         1.45%  EV                    152                  424                  53                  104                   -
         1.50%  EV                    310                  383                 329                   69                   -
         1.55%  EV                      5                  473                 147                   89                   3
         1.60%  EV                     20                   48                   -                   22                  27
         1.65%  EV                     11                   69                   7                  103                   -
         1.70%  EV                      -                  350                   -                   43                   -
         1.75%  EV                      -                  180                   -                   12                   -
         1.80%  EV                      -                    3                   -                    1                   -
         1.85%  EV                      -                    1                   -                    2                   1
         1.90%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $    174,028            2,634,271             153,189              453,093              85,087
                             ============         ============        ============         ============        ============

                                 VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $        769                   62                   -               96,395             180,812
         1.00%                      1,323                   84                   -               49,254              80,063
         1.05%                         41                    -                   -               15,816              19,572
         1.10%                        942                    -                   -                  567                 591
         1.15%                          -                    -                   -                  480                 400
         1.20%                     53,012                6,262              10,282               22,117              49,050
         1.25%                      1,827                  320                 393                1,015               3,235
         1.30%                          -                    -                   -                3,785               3,409
         1.35%                          -                    -                   -                1,502                 717
         1.40%                      1,171                   45                   -                6,796                 148

                                                                     (Continued)

Continued                        VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     19,441                  805                   -                2,777                 175
         1.50%                      1,879                  610                 353                1,576               1,204
         1.55%                        505                    -                   -                  387                   -
         1.60%                        549                    -                   -                  409                  38
         1.65%                        519                  147                 125                   32                 193
         1.70%                         54                    -                   -                  164                   -
         1.75%                          -                    -                   -                   29                   -
         1.80%                          -                    -                   -                  176                   -
         1.85%                         26                    -                   -                    -                   -
         1.90%                         72                    -                   -                   16                   -
         1.95%                          -                    -                   -                    -                   -
         2.00%                        119                    -                   -                    -                   -
         2.05%                         66                   22                   -                    -                   -
         2.15%                          -                    7                   -                    -                   -
         2.30%                          -                    -                   -                    2                   -
         0.95%  EV                    295                   45                   -                  557                   -
         1.00%  EV                  3,988                   82                   -                  378                   -
         1.05%  EV                     72                   59                   -                   25                   -
         1.10%  EV                     87                    -                   -                   11                   -
         1.15%  EV                    119                    -                   -                   85                   -
         1.20%  EV                     24                    -                   -                    6                   -
         1.25%  EV                     85                    -                   -                    -                   -
         1.35%  EV                      -                    -                   -                    6                   -
         1.40%  EV                     10                    -                   -                    -                   -
         1.45%  EV                      8                    -                   -                    3                   -
         1.55%  EV                     39                    -                   -                    -                   -
         1.60%  EV                     20                    7                   -                    -                   -
         1.70%  EV                      6                    2                   -                    -                   -
         1.85%  EV                      -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     87,068                8,559              11,153              204,367             339,607
                             ============         ============        ============         ============        ============

                                  WPVALUE
                             ------------
         0.95%               $    122,542
         1.00%                     53,205
         1.05%                     18,368
         1.10%                      1,085
         1.15%                         43
         1.20%                     18,129
         1.25%                        726
         1.30%                      2,381
         1.35%                        875
         1.40%                        433
         1.65%                         10
                             ------------
           Total             $    217,797
                             ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity as of December 31, 2000, and total return for each of the years in the three year period ended December 31, 2000 and for the period November 3, 1997 (commencement of operations) through December 31, 1997.

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
American VP - American Century
  Vp International:
    Tax and non-tax
      qualified ................  0.95%    7,018,117   $ 13.539187 $  95,019,598   (11.46)%      16.90%       25.66%      25.37%***
                                  1.00%    3,900,358     13.517671    52,723,756   (11.50)%      16.84%       25.60%      25.32%***
                                  1.05%      653,732     13.496155     8,822,868   (11.55)%      16.78%       25.53%      25.26%***
                                  1.10%      390,290     12.914785     5,040,511   (11.59)%      16.72%       99.87%***    -
                                  1.15%       81,763     12.900147     1,054,755   (11.64)%      16.66%       99.81%***    -
                                  1.20%    2,074,770     12.802086    26,561,384   (11.68)%      16.60%       72.79%***    -
                                  1.25%      257,237     12.787029     3,289,297   (11.73)%      16.55%       72.73%***    -
                                  1.30%      579,704     12.771997     7,403,978   (11.77)%      16.49%       72.67%***    -
                                  1.35%      143,317     12.841696     1,840,433   (11.82)%      16.43%       99.56%***    -
                                  1.40%       48,440     12.827110       621,345   (11.86)%      16.37%       99.49%***    -
                                  1.45%       38,213     12.812521       489,605   (11.90)%      16.31%       99.43%***    -
                                  1.50%       91,071     12.797950     1,165,522   (11.95)%      16.25%       99.37%***    -
                                  1.55%        3,256     12.783396        41,623   (11.99)%      16.19%       99.31%***    -
                                  1.60%        4,133     12.768846        52,774   (12.04)%      16.13%       99.24%***    -
                                  1.65%       19,036     12.754306       242,791   (12.08)%      16.07%       99.18%***    -
                                  1.70%        4,805      9.573565        46,001   (12.13)%      13.45%***     -           -
                                  1.75%        8,440      9.565494        80,733   (12.17)%      13.39%***     -           -
                                  1.80%        7,095      9.557420        67,810   (12.22)%      13.34%***     -           -
        Extra Value ............  0.95%      987,259     12.833535    12,670,023    (9.91)%***    -            -           -
                                  1.00%      822,474     12.818972    10,543,271    (9.96)%***    -            -           -
                                  1.05%       85,553     12.804410     1,095,456   (10.00)%***    -            -           -
                                  1.10%      114,844     12.789854     1,468,838   (10.05)%***    -            -           -
                                  1.15%      127,694     12.775316     1,631,331   (10.09)%***    -            -           -
                                  1.20%       41,515     12.760780       529,764   (10.14)%***    -            -           -
                                  1.25%       79,925     10.073275       805,107   (10.18)%***    -            -           -
                                  1.30%        1,834     10.063277        18,456   (10.23)%***    -            -           -
                                  1.35%        2,731     10.053296        27,456   (10.28)%***    -            -           -
                                  1.40%       34,528     10.043312       346,775   (10.32)%***    -            -           -
                                  1.45%       11,881     10.033345       119,206   (10.37)%***    -            -           -
                                  1.50%        9,223     10.023377        92,446   (10.41)%***    -            -           -
                                  1.55%        7,411     10.013399        74,209   (10.46)%***    -            -           -
                                  1.60%        1,201     10.003449        12,014   (10.50)%***    -            -           -
                                  1.65%          815      9.993496         8,145   (10.55)%***    -            -           -
                                  1.75%        1,091      9.973597        10,881   (10.64)%***    -            -           -
                                  1.80%          110      9.963676         1,096   (10.68)%***    -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.85%          134      9.953738         1,334   (10.73)%***    -            -            -
                                  1.90%           96      9.943798           955   (10.78)%***    -            -            -
American VP - American Century
  VP International:
    Tax and non-tax qualified ... 0.95%    7,422,625     15.886136   117,916,830   (17.61)%      62.49%       17.63%       5.45%***
                                  1.00%    3,986,673     15.860876    63,232,126   (17.65)%      62.41%       17.57%       5.40%***
                                  1.05%      721,255     15.835690    11,421,571   (17.70)%      62.32%       17.51%       5.35%***
                                  1.10%      206,399     16.098754     3,322,767   (17.74)%      62.24%       81.87%***    -
                                  1.15%       66,388     16.080508     1,067,553   (17.78)%      62.16%       81.80%***    -
                                  1.20%    2,611,870     14.524713    37,936,662   (17.82)%      62.08%       27.08%***    -
                                  1.25%      194,423     14.507647     2,820,620   (17.86)%      62.00%       27.03%***    -
                                  1.30%      666,520     14.490593     9,658,270   (17.90)%      61.92%       26.97%***    -
                                  1.35%      116,849     16.007673     1,870,481   (17.94)%      61.83%       81.56%***    -
                                  1.40%       43,434     15.989500       694,488   (17.98)%      61.75%       81.50%***    -
                                  1.45%       26,769     15.971330       427,537   (18.03)%      61.67%       81.44%***    -
                                  1.50%      124,316     15.953179     1,983,235   (18.07)%      61.59%       81.38%***    -
                                  1.55%       33,681     15.935027       536,708   (18.11)%      61.51%       81.32%***    -
                                  1.60%        3,933     15.916904        62,601   (18.15)%      61.42%       81.26%***    -
                                  1.65%       35,178     15.898785       559,287   (18.19)%      61.34%       81.20%***    -
                                  1.70%        3,840     12.522513        48,086   (18.23)%      79.89%***     -           -
                                  1.75%        3,023     12.511970        37,824   (18.27)%      79.81%***     -           -
                                  1.80%        1,977     12.501416        24,715   (18.32)%      79.73%***     -           -
                                  1.90%            5     12.480327            62   (18.40)%      79.58%***     -           -
                                  2.00%          212     12.459273         2,641   (18.48)%      79.42%***     -           -
        Extra Value ............. 0.95%    1,254,272     16.013723    20,085,564   (15.43)%***    -            -           -
                                  1.00%      852,006     15.995555    13,628,309   (15.47)%***    -            -           -
                                  1.05%       88,800     15.977403     1,418,793   (15.52)%***    -            -           -
                                  1.10%      216,712     15.959268     3,458,565   (15.56)%***    -            -           -
                                  1.15%       75,717     15.941133     1,207,015   (15.60)%***    -            -           -
                                  1.20%       55,732     15.923029       887,422   (15.64)%***    -            -           -
                                  1.25%       49,961     12.795341       639,268   (15.69)%***    -            -           -
                                  1.30%        2,527     12.782658        32,302   (15.73)%***    -            -           -
                                  1.35%        1,253     12.769987        16,001   (15.77)%***    -            -           -
                                  1.40%       26,520     12.757327       338,324   (15.82)%***    -            -           -
                                  1.45%       18,448     12.744654       235,113   (15.86)%***    -            -           -
                                  1.50%       36,626     12.732016       466,323   (15.90)%***    -            -           -
                                  1.55%        2,846     12.719356        36,199   (15.94)%***    -            -           -
                                  1.60%        2,454     12.706727        31,182   (15.99)%***    -            -           -
                                  1.65%          742     12.694086         9,419   (16.03)%***    -            -           -
                                  1.70%        2,381     12.681460        30,195   (16.07)%***    -            -           -
                                  1.75%        1,206     12.668851        15,279   (16.12)%***    -            -           -
                                  1.80%          169     12.656219         2,139   (16.16)%***    -            -           -
                                  1.90%           40     12.631008           505   (16.24)%***    -            -           -
                                  1.95%           76     12.618411           959   (16.29)%***    -            -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**


American VP - American Century
  VP Value:
    Tax and non-tax qualified ..  0.95%    3,301,779     12.285793    40,564,973    17.03%       (1.79)%       3.82%      18.38%***
                                  1.00%    1,348,126     12.266234    16,536,429    16.97%       (1.84)%       3.76%      18.33%***
                                  1.05%      319,706     12.246733     3,915,354    16.91%       (1.89)%       3.71%      18.28%***
                                  1.10%       58,618     12.924722       757,621    16.85%       (1.94)%      50.81%***    -
                                  1.15%       13,110     12.910062       169,251    16.79%       (1.99)%      50.75%***    -
                                  1.20%      917,715     13.147862    12,065,990    16.73%       (2.04)%      44.84%***    -
                                  1.25%       79,873     13.132406     1,048,925    16.67%       (2.09)%      44.78%***    -
                                  1.30%      299,304     13.116946     3,925,954    16.62%       (2.14)%      44.72%***    -
                                  1.35%       42,146     12.851555       541,642    16.56%       (2.19)%      50.53%***    -
                                  1.40%       23,436     12.836968       300,847    16.50%       (2.24)%      50.47%***    -
                                  1.45%       12,071     12.822378       154,779    16.44%       (2.29)%      50.41%***    -
                                  1.50%       47,141     12.807784       603,772    16.38%       (2.34)%      50.36%***    -
                                  1.55%        3,503     12.793204        44,815    16.32%       (2.39)%      50.30%***    -
                                  1.60%          434     12.778642         5,546    16.26%       (2.44)%      50.25%***    -
                                  1.65%       16,121     12.764086       205,770    16.20%       (2.49)%      50.19%***    -
                                  1.70%        1,110     10.197744        11,319    16.15%      (18.34)%***    -           -
                                  1.75%        3,773     10.189139        38,444    16.09%      (18.38)%***    -           -
                                  1.80%        6,794     10.180559        69,167    16.03%      (18.42)%***    -           -
                                  1.90%           17     10.163375           173    15.91%      (18.51)%***    -           -
    Extra Value ................  0.95%      542,421     12.836853     6,962,979    19.60%***     -            -           -
                                  1.00%      542,905     12.822282     6,961,281    19.54%***     -            -           -
                                  1.05%       23,096     12.807702       295,807    19.48%***     -            -           -
                                  1.10%       67,162     12.793140       859,213    19.42%***     -            -           -
                                  1.15%       19,988     12.778588       255,418    19.36%***     -            -           -
                                  1.20%       10,990     12.764037       140,277    19.30%***     -            -           -
                                  1.25%        4,206     11.395802        47,931    19.24%***     -            -           -
                                  1.30%        3,882     11.384497        44,195    19.18%***     -            -           -
                                  1.35%          126     11.373207         1,433    19.12%***     -            -           -
                                  1.40%       21,574     11.361940       245,122    19.06%***     -            -           -
                                  1.45%        4,792     11.350626        54,392    19.00%***     -            -           -
                                  1.50%        9,205     11.339331       104,379    18.94%***     -            -           -
                                  1.55%        3,972     11.328063        44,995    18.88%***     -            -           -
                                  1.60%        4,298     11.316810        48,640    18.82%***     -            -           -
                                  1.65%        2,847     11.305532        32,187    18.76%***     -            -           -
                                  1.70%        1,514     11.294287        17,100    18.70%***     -            -           -
                                  1.75%        1,148     11.283026        12,953    18.64%***     -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
The Dreyfus Socially Responsible
  Growth Fund, Inc.:
     Tax and non-tax
       qualified ..............  0.95%     7,688,486     14.800297   113,791,876    (11.87)%      28.84%     28.15%      10.59%***
                                 1.00%     4,662,244     14.776765    68,892,884    (11.92)%      28.78%      28.09%     10.54%***
                                 1.05%       767,101     14.753247    11,317,231    (11.96)%      28.71%      28.02%     10.49%***
                                 1.10%       895,698     14.472958    12,963,400    (12.01)%      28.65%     110.56%***    -
                                 1.15%       180,156     14.456547     2,604,434    (12.05)%      28.59%     110.50%***    -
                                 1.20%     1,625,644     14.414394    23,432,673    (12.10)%      28.52%      82.60%***    -
                                 1.25%       151,054     14.397461     2,174,794    (12.14)%      28.46%      82.53%***    -
                                 1.30%       432,064     14.380518     6,213,304    (12.18)%      28.39%      82.47%***    -
                                 1.35%        66,346     14.391057       954,789    (12.23)%      28.33%     110.24%***    -
                                 1.40%        39,017     14.374715       560,858    (12.27)%      28.26%     110.18%***    -
                                 1.45%        34,149     14.358357       490,324    (12.32)%      28.20%     110.12%***    -
                                 1.50%        86,373     14.342049     1,238,766    (12.36)%      28.13%     110.05%***    -
                                 1.55%        29,279     14.325738       419,443    (12.40)%      28.07%     109.99%***    -
                                 1.60%         2,319     14.309420        33,184    (12.45)%      28.00%     109.92%***    -
                                 1.65%        27,530     14.293123       393,490    (12.49)%      27.94%     109.86%***    -
                                 1.70%        10,940     10.380157       113,559    (12.54)%      28.08%***    -           -
                                 1.75%        27,073     10.371408       280,785    (12.58)%      28.02%***    -           -
                                 1.80%         3,663     10.362676        37,958    (12.63)%      27.96%***    -           -
                                 2.00%           289     10.327709         2,985    (12.80)%      27.72%***    -           -
     Extra Value ..............  0.95%     1,376,834     14.389633    19,812,136    (11.72)%***    -           -           -
                                 1.00%       989,939     14.373315    14,228,705    (11.76)%***    -           -           -
                                 1.05%       119,018     14.356999     1,708,741    (11.81)%***    -           -           -
                                 1.10%       123,367     14.340689     1,769,168    (11.85)%***    -           -           -
                                 1.15%       117,607     14.324376     1,684,647    (11.90)%***    -           -           -
                                 1.20%        75,452     14.308099     1,079,575    (11.94)%***    -           -           -
                                 1.25%        69,590     11.078709       770,967    (11.99)%***    -           -           -
                                 1.30%         8,012     11.067740        88,675    (12.03)%***    -           -           -
                                 1.35%         6,690     11.056764        73,970    (12.08)%***    -           -           -
                                 1.40%        62,594     11.045784       691,400    (12.12)%***    -           -           -
                                 1.45%        12,862     11.034829       141,930    (12.17)%***    -           -           -
                                 1.50%        19,564     11.023866       215,671    (12.21)%***    -           -           -
                                 1.55%         4,939     11.012907        54,393    (12.25)%***    -           -           -
                                 1.60%         4,615     11.001966        50,774    (12.30)%***    -           -           -
                                 1.65%         2,529     10.991025        27,796    (12.34)%***    -           -           -
                                 1.70%         4,687     10.980071        51,464    (12.39)%***    -           -           -
                                 1.75%         5,474     10.969119        60,045    (12.43)%***    -           -           -
                                 1.80%           194     10.958221         2,126    (12.48)%***    -           -           -
                                 1.85%            72     10.947277           788    (12.52)%***    -           -           -
                                 1.90%           332     10.936362         3,631    (12.57)%***    -           -           -
                                 1.95%             4     10.925453            44    (12.61)%***    -           -           -
                                 2.00%           197     10.914553         2,150    (12.66)%***    -           -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Dreyfus Stock Index Fund:
     Tax and non-tax
       qualified ...............  0.95%  36,570,268      14.101205   515,684,846    (10.14)%     19.46%       26.99%      21.28%***
                                  1.00%  23,031,006      14.078788   324,248,651    (10.18)%     19.40%       26.93%      21.23%***
                                  1.05%   3,936,553      14.056384    55,333,701    (10.23)%     19.34%       26.87%      21.18%***
                                  1.10%   1,747,579      13.339745    23,312,258    (10.27)%     19.28%       97.83%***    -
                                  1.15%     591,749      13.324628     7,884,835    (10.32)%     19.22%       97.77%***    -
                                  1.20%   8,683,693      13.209188   114,704,533    (10.36)%     19.16%       70.87%***    -
                                  1.25%     756,443      13.193664     9,980,255    (10.41)%     19.10%       70.81%***    -
                                  1.30%   2,902,116      13.178151    38,244,523    (10.45)%     19.04%       70.75%***    -
                                  1.35%     585,977      13.264252     7,772,547    (10.50)%     18.98%       97.52%***    -
                                  1.40%     274,625      13.249172     3,638,554    (10.54)%     18.92%       97.46%***    -
                                  1.45%     161,061      13.234124     2,131,501    (10.59)%     18.86%       97.40%***    -
                                  1.50%     329,534      13.219073     4,356,134    (10.63)%     18.80%       97.34%***    -
                                  1.55%      29,457      13.204037       388,951    (10.68)%     18.74%       97.27%***    -
                                  1.60%      13,659      13.188992       180,148    (10.72)%     18.68%       97.21%***    -
                                  1.65%      92,278      13.173971     1,215,668    (10.77)%     18.62%       97.15%***    -
                                  1.70%      46,901       9.626823       451,508    (10.81)%     11.94%***     -           -
                                  1.75%      14,530       9.618706       139,760    (10.86)%     11.88%***     -           -
                                  1.80%      12,622       9.610581       121,305    (10.91)%     11.83%***     -           -
                                  1.85%          41       9.602483           394    (10.95)%     11.77%***     -           -
     Extra Value ...............  0.95%   4,619,541      13.258257    61,247,062     (9.22)%***   -            -           -
                                  1.00%   3,831,015      13.243205    50,734,917     (9.27)%***   -            -           -
                                  1.05%     342,924      13.228164     4,536,255     (9.31)%***   -            -           -
                                  1.10%     604,423      13.213132     7,986,321     (9.36)%***   -            -           -
                                  1.15%     305,013      13.198108     4,025,595     (9.40)%***   -            -           -
                                  1.20%     193,695      13.183101     2,553,501     (9.45)%***   -            -           -
                                  1.25%     506,525      10.469032     5,302,826     (9.49)%***   -            -           -
                                  1.30%      20,265      10.458642       211,944     (9.54)%***   -            -           -
                                  1.35%      10,271      10.448286       107,314     (9.59)%***   -            -           -
                                  1.40%      94,257      10.437897       983,845     (9.63)%***   -            -           -
                                  1.45%      40,751      10.427541       424,933     (9.68)%***   -            -           -
                                  1.50%      89,972      10.417184       937,255     (9.72)%***   -            -           -
                                  1.55%      44,847      10.406826       466,715     (9.77)%***   -            -           -
                                  1.60%      17,859      10.396491       185,671     (9.82)%***   -            -           -
                                  1.65%       8,833      10.386136        91,741     (9.86)%***   -            -           -
                                  1.70%       9,380      10.375788        97,325     (9.91)%***   -            -           -
                                  1.75%       8,593      10.365465        89,070     (9.95)%***   -            -           -
                                  1.80%          84      10.355142           870    (10.00)%***   -            -           -
                                  1.85%         291      10.344815         3,010    (10.04)%***   -            -           -


                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.90%         508      10.334497         5,250    (10.09)%***    -           -           -
                                  1.95%         196      10.324178         2,024    (10.14)%***    -           -           -
                                  2.00%         216      10.313873         2,228    (10.18)%***    -           -           -
Dreyfus IP - European Equities
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     425,730      12.521432     5,330,749     (2.92)%     110.29%***    -           -
                                  1.00%     208,417      12.513519     2,608,030     (2.97)%     110.22%***    -           -
                                  1.05%      33,115      12.505588       414,123     (3.02)%     110.16%***    -           -
                                  1.10%       9,132      12.497666       114,129     (3.07)%     110.09%***    -           -
                                  1.15%       6,234      12.489736        77,861     (3.12)%     110.03%***    -           -
                                  1.20%     432,778      12.481806     5,401,851     (3.17)%     109.96%***    -           -
                                  1.25%      22,568      12.473885       281,511     (3.22)%     109.90%***    -           -
                                  1.30%      44,415      12.465971       553,676     (3.27)%     109.84%***    -           -
                                  1.35%       9,752      12.458039       121,491     (3.31)%     109.77%***    -           -
                                  1.40%       5,440      12.450126        67,729     (3.36)%     109.71%***    -           -
                                  1.45%         764      12.442209         9,506     (3.41)%     109.64%***    -           -
                                  1.50%       9,446      12.434292       117,454     (3.46)%     109.58%***    -           -
                                  1.55%       2,657      12.426374        33,017     (3.51)%     109.51%***    -           -
                                  1.60%       3,612      12.418459        44,855     (3.56)%     109.45%***    -           -
                                  1.65%       6,339      12.410545        78,670     (3.61)%     109.38%***    -           -
                                  1.70%         760      12.402636         9,426     (3.66)%     109.32%***    -           -
                                  1.80%       1,937      12.386804        23,993     (3.75)%     109.19%***    -           -
     Extra Value ...............  0.95%     170,601      12.381637     2,112,320     (2.66)%***    -           -           -
                                  1.00%     163,597      12.371216     2,023,894     (2.71)%***    -           -           -
                                  1.05%       5,783      12.360784        71,482     (2.76)%***    -           -           -
                                  1.10%      17,875      12.350364       220,763     (2.81)%***    -           -           -
                                  1.15%       6,458      12.339938        79,691     (2.86)%***    -           -           -
                                  1.20%       5,325      12.329516        65,655     (2.91)%***    -           -           -
                                  1.25%         756      12.319107         9,313     (2.96)%***    -           -           -
                                  1.30%         900      12.308685        11,078     (3.01)%***    -           -           -
                                  1.35%         242      12.298291         2,976     (3.06)%***    -           -           -
                                  1.40%         447      12.287862         5,493     (3.10)%***    -           -           -
                                  1.45%         527      12.277474         6,470     (3.15)%***    -           -           -
                                  1.50%         419      12.267075         5,140     (3.20)%***    -           -           -
                                  1.55%       3,356      12.256688        41,133     (3.25)%***    -           -           -
                                  1.60%       3,291      12.246288        40,303     (3.30)%***    -           -           -
                                  1.65%       2,609      12.235904        31,923     (3.35)%***    -           -           -
                                  1.70%         277      12.225512         3,386     (3.40)%***    -           -           -
                                  1.75%         259      12.215141         3,164     (3.45)%***    -           -           -
                                  1.85%          42      12.194379           512     (3.54)%***    -           -           -
Dreyfus VIF - Appreciation
  Portfolio:
     Tax and non-tax
       qualified ...............  0.95%   5,496,898      14.363060    78,952,276     (1.59)%      10.40%      28.98%      15.48%***
                                  1.00%   3,112,371      14.340226    44,632,104     (1.64)%      10.34%      28.92%      15.43%***

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%      824,612     14.317438    11,806,331     (1.69)%     10.29%       28.85%      15.37%***
                                  1.10%      275,207     13.420126     3,693,313     (1.74)%     10.23%       94.88%***    -
                                  1.15%       83,827     13.404933     1,123,695     (1.79)%     10.17%       94.82%***    -
                                  1.20%    1,334,422     13.195948    17,608,963     (1.84)%     10.12%       66.09%***    -
                                  1.25%      124,104     13.180436     1,635,745     (1.89)%     10.06%       66.03%***    -
                                  1.30%      342,791     13.164923     4,512,817     (1.94)%     10.01%       65.97%***    -
                                  1.35%       24,994     13.344202       333,525     (1.99)%      9.95%       94.58%***    -
                                  1.40%       41,854     13.329025       557,873     (2.03)%      9.90%       94.51%***    -
                                  1.45%       12,502     13.313894       166,450     (2.08)%      9.84%       94.45%***    -
                                  1.50%       52,941     13.298747       704,049     (2.13)%      9.78%       94.39%***    -
                                  1.55%        4,185     13.283611        55,592     (2.18)%      9.73%       94.33%***    -
                                  1.65%        5,853     13.253384        77,572     (2.28)%      9.62%       94.20%***    -
                                  1.70%        2,517      9.946799        25,036     (2.33)%      2.77%***     -           -
                                  1.75%        1,913      9.938414        19,012     (2.38)%      2.72%***     -           -
                                  1.80%        6,835      9.930036        67,872     (2.43)%      2.66%***     -           -
                                  1.90%           28      9.913289           278     (2.53)%      2.56%***     -           -
        Extra Value ............  0.95%      463,848     13.335902     6,185,831     (1.73)%***   -            -           -
                                  1.00%      249,020     13.320761     3,317,136     (1.77)%***   -            -           -
                                  1.05%       34,390     13.305621       457,580     (1.82)%***   -            -           -
                                  1.10%       75,371     13.290516     1,001,719     (1.87)%***   -            -           -
                                  1.15%       16,219     13.275397       215,314     (1.92)%***   -            -           -
                                  1.20%       33,946     13.260303       450,134     (1.97)%***   -            -           -
                                  1.25%       20,313     10.687361       217,092     (2.02)%***   -            -           -
                                  1.30%        3,093     10.676781        33,023     (2.07)%***   -            -           -
                                  1.35%        3,597     10.666195        38,366     (2.12)%***   -            -           -
                                  1.40%        4,404     10.655601        46,927     (2.17)%***   -            -           -
                                  1.45%        3,496     10.645035        37,215     (2.22)%***   -            -           -
                                  1.50%        7,007     10.634443        74,516     (2.27)%***   -            -           -
                                  1.55%        6,831     10.623866        72,572     (2.32)%***   -            -           -
                                  1.60%        5,159     10.613306        54,754     (2.37)%***   -            -           -
                                  1.65%        4,188     10.602746        44,404     (2.42)%***   -            -           -
                                  1.70%        4,232     10.592201        44,826     (2.46)%***   -            -           -
                                  1.75%          240     10.581647         2,540     (2.51)%***   -            -           -
                                  1.80%          147     10.571091         1,554     (2.56)%***   -            -           -
                                  1.85%          196     10.560568         2,070     (2.61)%***   -            -           -
                                  1.90%          188     10.550036         1,983     (2.66)%***   -            -           -
                                  1.95%          197     10.539499         2,076     (2.71)%***   -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Federated Quality Bond Fund II:
     Tax and non-tax
       qualified ..............  0.95%      1,638,098    10.729245    17,575,555       9.41%     (2.90)%***    -            -
                                 1.00%        789,960    10.720271     8,468,585       9.35%     (2.95)%***    -            -
                                 1.05%        219,014    10.711288     2,345,922       9.30%     (3.00)%***    -            -
                                 1.10%         64,540    10.702323       690,728       9.24%     (3.05)%***    -            -
                                 1.15%         25,498    10.693364       272,659       9.19%     (3.10)%***    -            -
                                 1.20%      1,148,950    10.684388    12,275,828       9.13%     (3.15)%***    -            -
                                 1.25%         69,524    10.675429       742,199       9.08%     (3.20)%***    -            -
                                 1.30%        467,538    10.666472     4,986,981       9.02%     (3.25)%***    -            -
                                 1.35%         41,480    10.657518       442,074       8.97%     (3.30)%***    -            -
                                 1.40%         64,102    10.648571       682,595       8.91%     (3.35)%***    -            -
                                 1.45%          8,231    10.639621        87,575       8.86%     (3.40)%***    -            -
                                 1.50%         14,453    10.630687       153,645       8.80%     (3.45)%***    -            -
                                 1.55%          4,717    10.621724        50,103       8.75%     (3.50)%***    -            -
                                 1.60%            249    10.612780         2,643       8.69%     (3.55)%***    -            -
                                 1.65%          3,615    10.603847        38,333       8.64%     (3.60)%***    -            -
                                 1.70%            517    10.594913         5,478       8.58%     (3.65)%***    -            -
                                 1.75%            609    10.585977         6,447       8.53%     (3.69)%***    -            -
                                 1.80%          2,293    10.577071        24,253       8.47%     (3.74)%***    -            -
                                 1.90%            221    10.559225         2,334       8.36%     (3.84)%***    -            -
        Extra Value ...........  0.95%        699,097    10.570472     7,389,785      10.22%***   -            -            -
                                 1.00%        507,768    10.561450     5,362,766      10.17%***   -            -            -
                                 1.05%         56,131    10.552420       592,318      10.11%***   -            -            -
                                 1.10%        127,164    10.543392     1,340,740      10.06%***   -            -            -
                                 1.15%         54,241    10.534356       571,394      10.00%***   -            -            -
                                 1.20%         27,245    10.525342       286,763       9.95%***   -            -            -
                                 1.25%          6,445    10.516326        67,778       9.89%***   -            -            -
                                 1.30%          1,419    10.507323        14,910       9.84%***   -            -            -
                                 1.35%            564    10.498298         5,921       9.78%***   -            -            -
                                 1.40%          8,311    10.489298        87,177       9.73%***   -            -            -
                                 1.45%          2,904    10.480307        30,435       9.67%***   -            -            -
                                 1.50%          1,319    10.471308        13,812       9.62%***   -            -            -
                                 1.55%          4,658    10.462281        48,733       9.56%***   -            -            -
                                 1.60%          1,021    10.453285        10,673       9.51%***   -            -            -
                                 1.65%          4,473    10.444309        46,717       9.45%***   -            -            -
                                 1.70%          2,272    10.435325        23,709       9.40%***   -            -            -
                                 1.80%             93    10.417362           969       9.29%***   -            -            -
Fidelity VIP - Equity-Income
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%    15,756,237    12.896641   203,202,532       7.28%      5.25%       10.48%       20.95%***
                                  1.00%    10,464,868    12.876144   134,747,147       7.23%      5.19%       10.43%       20.90%***
                                  1.05%     2,445,131    12.855639    31,433,721       7.17%      5.14%       10.37%       20.85%***
                                  1.10%       402,998    13.294130     5,357,508       7.12%      5.09%       71.85%** *    -
                                  1.15%       112,656    13.279061     1,495,966       7.07%      5.03%       71.79%** *    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.20%      3,510,807     13.313013    46,739,419       7.01%       4.98%       55.40%***  -
                                  1.25%        330,677     13.297371     4,397,135       6.96%       4.93%       55.34%***  -
                                  1.30%        978,014     13.281731    12,989,719       6.91%       4.87%       55.28%***  -
                                  1.35%        127,583     13.218906     1,686,508       6.85%       4.82%       71.56%***  -
                                  1.40%         47,963     13.203880       633,298       6.80%       4.77%       71.50%***  -
                                  1.45%         42,818     13.188860       564,721       6.74%       4.71%       71.44%***  -
                                  1.50%        121,232     13.173869     1,597,094       6.69%       4.66%       71.38%***  -
                                  1.55%         10,644     13.158890       140,063       6.64%       4.61%       71.32%***  -
                                  1.60%          5,168     13.143893        67,928       6.58%       4.55%       71.26%***  -
                                  1.65%         59,631     13.128922       782,891       6.53%       4.50%       71.20%***  -
                                  1.70%          7,314      9.912757        72,502       6.47%     (10.37)%***    -         -
                                  1.75%          9,140      9.904395        90,526       6.42%     (10.42)%***    -         -
                                  1.80%         11,051      9.896058       109,361       6.37%     (10.47)%***    -         -
        Extra Value ............. 0.95%      2,744,291     13.207427    36,245,023      11.32%***    -            -         -
                                  1.00%      1,800,958     13.192435    23,759,021      11.26%***    -            -         -
                                  1.05%        181,494     13.177431     2,391,625      11.21%***    -            -         -
                                  1.10%        212,264     13.162452     2,793,915      11.15%***    -            -         -
                                  1.15%        136,707     13.147512     1,797,357      11.10%***    -            -         -
                                  1.20%         45,639     13.132529       599,355      11.04%***    -            -         -
                                  1.25%         25,569     11.140856       284,861      10.99%***    -            -         -
                                  1.30%            664     11.129809         7,390      10.93%***    -            -         -
                                  1.35%          3,377     11.118748        37,548      10.88%***    -            -         -
                                  1.40%         51,011     11.107740       566,617      10.82%***    -            -         -
                                  1.45%          4,714     11.096691        52,310      10.76%***    -            -         -
                                  1.50%         29,365     11.085675       325,531      10.71%***    -            -         -
                                  1.55%         11,143     11.074652       123,405      10.65%***    -            -         -
                                  1.60%          3,397     11.063636        37,583      10.60%***    -            -         -
                                  1.65%          3,955     11.052622        43,713      10.54%***    -            -         -
                                  1.75%            192     11.030626         2,118      10.43%***    -            -         -
                                  1.90%             94     10.997656         1,034      10.26%***    -            -         -
Fidelity VIP - Growth
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%     21,776,778     16.588646   361,247,261     (11.91)%     35.98%       38.05%     1.91%***
                                  1.00%     14,646,896     16.562294   242,586,198     (11.95)%     35.91%       37.98%     1.86%***
                                  1.05%      2,250,475     16.535951    37,213,744     (12.00)%     35.85%       37.92%     1.81%***
                                  1.10%      1,140,129     15.423665    17,584,968     (12.04)%     35.78%      115.71%***  -
                                  1.15%        366,478     15.406192     5,646,030     (12.08)%     35.71%      115.64%***  -
                                  1.20%      8,080,547     15.512519   125,349,639     (12.13)%     35.64%       90.27%***  -
                                  1.25%        621,780     15.494279     9,634,033     (12.17)%     35.57%       90.20%***  -
                                  1.30%      2,378,768     15.476056    36,813,947     (12.22)%     35.50%       90.14%***  -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.35%        284,354     15.336364     4,360,956   (12.26)%       35.43%     115.39%***  -
                                  1.40%        151,803     15.318941     2,325,461   (12.31)%       35.37%     115.32%***  -
                                  1.45%        110,853     15.301552     1,696,223   (12.35)%       35.30%     115.26%***  -
                                  1.50%        317,262     15.284127     4,849,073   (12.39)%       35.23%     115.19%***  -
                                  1.55%         38,013     15.266755       580,335   (12.44)%       35.16%     115.13%***  -
                                  1.60%         13,134     15.249368       200,285   (12.48)%       35.09%     115.06%***  -
                                  1.65%        152,649     15.232000     2,325,150   (12.53)%       35.02%     115.00%***  -
                                  1.70%         14,057     10.773174       151,439   (12.57)%       34.91%***    -         -
                                  1.75%         44,653     10.764092       480,649   (12.62)%       34.84%***    -         -
                                  1.80%         22,915     10.755009       246,451   (12.66)%       34.78%***    -         -
                                  1.85%             35     10.745932           376   (12.70)%       34.72%***    -         -
        Extra Value ............. 0.95%      5,691,730     15.337470    87,296,738   (14.34)%***     -           -         -
                                  1.00%      4,326,812     15.320062    66,287,028   (14.39)%***     -           -         -
                                  1.05%        395,142     15.302668     6,046,727   (14.43)%***     -           -         -
                                  1.10%        625,647     15.285279     9,563,189   (14.47)%***     -           -         -
                                  1.15%        262,234     15.267904     4,003,764   (14.52)%***     -           -         -
                                  1.20%        213,138     15.250538     3,250,469   (14.56)%***     -           -         -
                                  1.25%        689,694     11.377352     7,846,891   (14.60)%***     -           -         -
                                  1.30%         17,625     11.366086       200,327   (14.65)%***     -           -         -
                                  1.35%          9,588     11.354805       108,870   (14.69)%***     -           -         -
                                  1.40%        101,032     11.343541     1,146,061   (14.73)%***     -           -         -
                                  1.45%         59,620     11.332264       675,630   (14.78)%***     -           -         -
                                  1.50%         37,255     11.321010       421,764   (14.82)%***     -           -         -
                                  1.55%         39,860     11.309755       450,807   (14.86)%***     -           -         -
                                  1.60%         13,856     11.298506       156,552   (14.91)%***     -           -         -
                                  1.65%         19,531     11.287280       220,452   (14.95)%***     -           -         -
                                  1.70%         11,478     11.276035       129,426   (14.99)%***     -           -         -
                                  1.75%          4,590     11.264800        51,705   (15.04)%***     -           -         -
                                  1.80%            224     11.253585         2,521   (15.08)%***     -           -         -
                                  1.85%            258     11.242370         2,901   (15.12)%***     -           -         -
                                  1.90%            515     11.231151         5,784   (15.17)%***     -           -         -
                                  1.95%            169     11.219930         1,896   (15.21)%***     -           -         -
Fidelity VIP - High Income
  Portfolio - Service Class:
     Tax and non-tax
       qualified ................ 0.95%      9,388,426      7.866679    73,855,734   (23.34)%        7.05%      (5.33)%    7.84%***
                                  1.00%      5,152,252      7.854169    40,466,658   (23.38)%        6.99%      (5.38)%    7.79%***
                                  1.05%      1,663,688      7.841660    13,046,076   (23.42)%        6.94%      (5.43)%    7.74%***
                                  1.10%        253,701      8.615157     2,185,674   (23.46)%        6.89%      21.06%***  -
                                  1.15%         52,946      8.605370       455,620   (23.50)%        6.83%      21.01%***  -
                                  1.20%      2,070,355      8.478210    17,552,904   (23.54)%        6.78%      11.50%***  -
                                  1.25%        130,242      8.468211     1,102,917   (23.58)%        6.72%      11.45%***  -
                                  1.30%        519,542      8.458245     4,394,414   (23.61)%        6.67%      11.40%***  -
                                  1.35%         97,532      8.566348       835,493   (23.65)%        6.62%      20.80%***  -
                                  1.40%         41,716      8.556624       356,948   (23.69)%        6.56%      20.75%***  -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.45%          9,766      8.546878        83,469     (23.73)%      6.51%      20.70%***   -
                                 1.50%         50,119      8.537159       427,874     (23.77)%      6.45%      20.64%***   -
                                 1.55%          6,995      8.527425        59,649     (23.81)%      6.40%      20.59%***   -
                                 1.60%            138      8.517712         1,175     (23.84)%      6.35%      20.54%***   -
                                 1.65%         17,765      8.508002       151,145     (23.88)%      6.29%      20.48%***   -
                                 1.70%          2,708      7.358723        19,927     (23.92)%     (4.92)%***   -          -
                                 1.75%          2,702      7.352510        19,866     (23.96)%     (4.97)%***   -          -
                                 1.80%          1,112      7.346312         8,169     (24.00)%     (5.02)%***   -          -
                                 1.90%            105      7.333907           770     (24.08)%     (5.12)%***   -          -
        Extra Value ...........  0.95%      1,020,379      8.555985     8,730,347     (23.66)%***   -           -          -
                                 1.00%        637,826      8.546256     5,451,024     (23.70)%***   -           -          -
                                 1.05%        135,807      8.536535     1,159,321     (23.74)%***   -           -          -
                                 1.10%        145,792      8.526829     1,243,143     (23.78)%***   -           -          -
                                 1.15%         47,715      8.517121       406,394     (23.82)%***   -           -          -
                                 1.20%         29,928      8.507421       254,610     (23.86)%***   -           -          -
                                 1.25%         25,504      7.983465       203,610     (23.90)%***   -           -          -
                                 1.30%          2,734      7.975536        21,805     (23.93)%***   -           -          -
                                 1.35%          3,578      7.967608        28,508     (23.97)%***   -           -          -
                                 1.40%         17,319      7.959698       137,854     (24.01)%***   -           -          -
                                 1.45%          4,520      7.951778        35,942     (24.05)%***   -           -          -
                                 1.50%         15,687      7.943867       124,615     (24.09)%***   -           -          -
                                 1.55%          1,192      7.935952         9,460     (24.13)%***   -           -          -
                                 1.65%            864      7.920163         6,843     (24.21)%***   -           -          -
                                 1.70%          2,839      7.912268        22,463     (24.25)%***   -           -          -
                                 1.75%            996      7.904376         7,873     (24.29)%***   -           -          -
                                 1.80%             52      7.896488           411     (24.32)%***   -           -          -
Fidelity VIP - Overseas
  Portfolio - Service Class
  Shares:
     Tax and non-tax
       qualified ..............  0.95%      4,123,737     12.485012    51,484,906     (19.92)%     41.11%      11.57%     (6.05)%***
                                 1.00%      1,932,170     12.465168    24,084,824     (19.96)%     41.04%      11.51%     (6.09)%***
                                 1.05%        438,863     12.445337     5,461,798     (20.00)%     40.97%      11.46%     (6.14)%***
                                 1.10%         96,077     13.731142     1,319,247     (20.04)%     40.90%      86.84%***   -
                                 1.15%         21,463     13.715591       294,378     (20.08)%     40.83%      86.78%***   -
                                 1.20%      1,464,152     12.702222    18,597,984     (20.12)%     40.76%      38.83%***   -
                                 1.25%         92,291     12.687275     1,170,921     (20.16)%     40.68%      38.77%***   -
                                 1.30%        398,358     12.672362     5,048,137     (20.20)%     40.61%      38.71%***   -
                                 1.35%         53,816     13.653448       734,774     (20.24)%     40.54%      86.53%***   -
                                 1.40%         18,077     13.637938       246,533     (20.28)%     40.47%      86.47%***   -
                                 1.45%         11,947     13.622435       162,747     (20.32)%     40.40%      86.41%***   -
                                 1.50%         28,532     13.606956       388,234     (20.36)%     40.33%      86.35%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          5,968     13.591466        81,114    (20.40)%      40.26%       86.29%***  -
                                  1.60%            488     13.576001        6,625    (20.44)%      40.19%       86.23%***  -
                                  1.65%         28,672     13.560524      388,807    (20.48)%      40.12%       86.17%***  -
                                  1.70%          6,048     10.379362       62,774    (20.52)%      45.98%***     -         -
                                  1.75%          2,324     10.370604       24,101    (20.56)%      45.91%***     -         -
                                  1.80%          4,336     10.361858       44,929    (20.60)%      45.85%***     -         -
                                  1.90%            201     10.344382        2,079    (20.68)%      45.71%***     -         -
        Extra Value ............  0.95%        537,740     13.653116    7,341,827    (17.35)%***    -            -         -
                                  1.00%        401,919     13.637615    5,481,217    (17.40)%***    -            -         -
                                  1.05%         26,639     13.622125      362,880    (17.44)%***    -            -         -
                                  1.10%         61,958     13.606646      843,041    (17.48)%***    -            -         -
                                  1.15%         43,939     13.591204      597,184    (17.52)%***    -            -         -
                                  1.20%         19,000     13.575732      257,939    (17.56)%***    -            -         -
                                  1.25%          6,898     11.112370       76,653    (17.61)%***    -            -         -
                                  1.30%          1,752     11.101354       19,450    (17.65)%***    -            -         -
                                  1.35%            658     11.090346        7,297    (17.69)%***    -            -         -
                                  1.40%          9,281     11.079343      102,827    (17.73)%***    -            -         -
                                  1.45%          3,337     11.068353       36,935    (17.77)%***    -            -         -
                                  1.50%         10,698     11.057354      118,292    (17.82)%***    -            -         -
                                  1.55%          7,731     11.046362       85,399    (17.86)%***    -            -         -
                                  1.60%            765     11.035367        8,442    (17.90)%***    -            -         -
                                  1.65%            937     11.024412       10,330    (17.94)%***    -            -         -
                                  1.75%            563     11.002467        6,194    (18.03)%***    -            -         -
                                  1.80%            132     10.991496        1,451    (18.07)%***    -            -         -
Fidelity VIP-II - Contrafund
  Portfolio - Service Class
  Shares:
      Tax and non-tax
        qualified ..............  0.95%     16,831,668     14.558242  245,039,496     (7.60)%      22.97%       28.70%    (2.79)%***
                                  1.00%      9,894,736     14.535120  143,821,175     (7.64)%      22.91%       28.64%    (2.84)%***
                                  1.05%      1,584,274     14.511996   22,990,978     (7.69)%      22.84%       28.57%    (2.89)%***
                                  1.10%        751,177     14.497111   10,889,896     (7.74)%      22.78%      111.05%***  -
                                  1.15%        184,536     14.480674    2,672,206     (7.78)%      22.72%      110.99%***  -
                                  1.20%      4,946,188     14.247834   70,472,466     (7.83)%      22.66%       77.92%***  -
                                  1.25%        373,809     14.231074    5,319,704     (7.88)%      22.60%       77.85%***  -
                                  1.30%      1,162,668     14.214337   16,526,555     (7.92)%      22.53%       77.79%***  -
                                  1.35%        192,839     14.415058    2,779,785     (7.97)%      22.47%      110.73%***  -
                                  1.40%         67,925     14.398684      978,031     (8.01)%      22.41%      110.67%***  -
                                  1.45%         41,709     14.382315      599,872     (8.06)%      22.35%      110.60%***  -
                                  1.50%        291,480     14.365961    4,187,390     (8.11)%      22.29%      110.54%***  -
                                  1.55%         37,010     14.349605      531,079     (8.15)%      22.22%      110.47%***  -
                                  1.60%          3,194     14.333260       45,780     (8.20)%      22.16%      110.41%***  -
                                  1.65%         63,843     14.316943      914,037     (8.25)%      22.10%      110.35%***  -
                                  1.70%          8,357     10.343090       86,437     (8.29)%      19.21%***     -         -
                                  1.75%         35,608     10.334368      367,986     (8.34)%      19.16%***     -         -
                                  1.80%         45,895     10.325655      473,896     (8.39)%      19.10%***     -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.90%            332     10.308233         3,422      (8.48)%    18.99%***     -          -
        Extra Value ...........  0.95%      2,581,229     14.410328    37,196,357      (8.40)%***  -            -          -
                                 1.00%      2,022,841     14.393972    29,116,717      (8.45)%***  -            -          -
                                 1.05%        194,058     14.377618     2,790,092      (8.50)%***  -            -          -
                                 1.10%        361,817     14.361282     5,196,156      (8.54)%***  -            -          -
                                 1.15%        140,506     14.344951     2,015,552      (8.59)%***  -            -          -
                                 1.20%         76,091     14.328634     1,090,280      (8.63)%***  -            -          -
                                 1.25%         73,795     11.054900       815,796      (8.68)%***  -            -          -
                                 1.30%          7,415     11.043938        81,891      (8.73)%***  -            -          -
                                 1.35%          4,792     11.032970        52,870      (8.77)%***  -            -          -
                                 1.40%         84,404     11.022018       930,302      (8.82)%***  -            -          -
                                 1.45%         24,919     11.011080       274,385      (8.87)%***  -            -          -
                                 1.50%         50,885     11.000138       559,742      (8.91)%***  -            -          -
                                 1.55%         24,878     10.989205       273,389      (8.96)%***  -            -          -
                                 1.60%          7,403     10.978278        81,272      (9.00)%***  -            -          -
                                 1.65%          7,785     10.967361        85,381      (9.05)%***  -            -          -
                                 1.70%          2,034     10.956423        22,285      (9.10)%***  -            -          -
                                 1.75%          7,733     10.945527        84,642      (9.14)%***  -            -          -
                                 1.80%            466     10.934605         5,096      (9.19)%***  -            -          -
                                 1.90%            382     10.912808         4,169      (9.28)%***  -            -          -
                                 2.00%            160     10.891023         1,743      (9.37)%***  -            -          -
Fidelity VIP-III - Growth
  Opportunities Portfolio -
  Service Class Shares:
     Tax and non-tax
       qualified ..............  0.95%      7,163,757     10.858509    77,787,720     (17.96)%     3.19%       23.32%     24.79%***
                                 1.00%      4,836,376     10.841223    52,432,231     (18.00)%     3.14%       23.26%     24.74%***
                                 1.05%        852,312     10.823977     9,225,405     (18.04)%     3.09%       23.20%     24.69%***
                                 1.10%        143,713     10.389625     1,493,124     (18.08)%     3.04%       91.69%***   -
                                 1.15%         39,423     10.377837       409,125     (18.13)%     2.98%       91.63%***   -
                                 1.20%      1,453,017     10.463173    15,203,168     (18.17)%     2.93%       72.50%***   -
                                 1.25%        132,945     10.450878     1,389,392     (18.21)%     2.88%       72.44%***   -
                                 1.30%        393,066     10.438575     4,103,049     (18.25)%     2.83%       72.38%***   -
                                 1.35%         61,854     10.330777       639,000     (18.29)%     2.78%       91.38%***   -
                                 1.40%         28,632     10.319040       295,455     (18.33)%     2.72%       91.32%***   -
                                 1.45%         31,989     10.307281       329,720     (18.37)%     2.67%       91.26%***   -
                                 1.50%         34,764     10.295564       357,915     (18.41)%     2.62%       91.20%***   -
                                 1.55%         23,068     10.283843       237,228     (18.46)%     2.57%       91.14%***   -
                                 1.65%         14,299     10.260418       146,714     (18.54)%     2.46%       91.01%***   -
                                 1.70%          4,832      8.036133        38,831     (18.58)%    (1.96)%***    -          -
                                 1.75%         13,894      8.029346       111,560     (18.62)%    (2.01)%***    -          -
                                 1.80%          5,424      8.022575        43,514     (18.66)%    (2.06)%***    -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%        540,031   10.317848     5,571,958     (16.33)%***     -               -         -
                                 1.00%        463,101   10.306132     4,772,780     (16.37)%***     -               -         -
                                 1.05%         52,128   10.294409       536,627     (16.41)%***     -               -         -
                                 1.10%        106,268   10.282724     1,092,725     (16.46)%***     -               -         -
                                 1.15%         38,797   10.270998       398,484     (16.50)%***     -               -         -
                                 1.20%         14,811   10.259307       151,951     (16.54)%***     -               -         -
                                 1.25%         17,450    8.336162       145,466     (16.58)%***     -               -         -
                                 1.30%            564    8.327889         4,697     (16.63)%***     -               -         -
                                 1.35%            237    8.319614         1,972     (16.67)%***     -               -         -
                                 1.40%         15,755    8.311348       130,945     (16.71)%***     -               -         -
                                 1.45%         18,700    8.303083       155,268     (16.75)%***     -               -         -
                                 1.50%          4,834    8.294830        40,097     (16.79)%***     -               -         -
                                 1.55%         10,669    8.286578        88,410     (16.84)%***     -               -         -
                                 1.60%          2,899    8.278325        23,999     (16.88)%***     -               -         -
                                 1.65%          1,648    8.270092        13,629     (16.92)%***     -               -         -
                                 1.70%          1,710    8.261845        14,128     (16.96)%***     -               -         -
                                 1.75%          3,552    8.253601        29,317     (17.01)%***     -               -         -
                                 1.80%             94    8.245368           775     (17.05)%***     -               -         -
                                 1.85%            118    8.237132           972     (17.09)%***     -               -         -
                                 1.90%            130    8.228905         1,070     (17.13)%***     -               -         -
                                 1.95%            118    8.220689           970     (17.18)%***     -               -         -
Janus Aspen Series Capital
  Appreciation Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ..............   0.95%     9,411,277    8.164119    76,834,785     (19.72)%***     -               -         -
                                  1.00%     6,347,257    8.160311    51,795,591     (19.76)%***     -               -         -
                                  1.05%       803,607    8.156515     6,554,633     (19.80)%***     -               -         -
                                  1.10%       585,869    8.152720     4,776,426     (19.84)%***     -               -         -
                                  1.15%       310,561    8.148922     2,530,737     (19.89)%***     -               -         -
                                  1.20%     6,411,081    8.145127    52,219,069     (19.93)%***     -               -         -
                                  1.25%       409,936    8.141323     3,337,421     (19.97)%***     -               -         -
                                  1.30%     2,424,845    8.137529    19,732,247     (20.01)%***     -               -         -
                                  1.35%       408,367    8.133724     3,321,544     (20.05)%***     -               -         -
                                  1.40%       205,198    8.129929     1,668,245     (20.09)%***     -               -         -
                                  1.45%        74,713    8.126129       607,127     (20.13)%***     -               -         -
                                  1.50%       389,193    8.122329     3,161,154     (20.17)%***     -               -         -
                                  1.55%        43,414    8.118530       352,458     (20.21)%***     -               -         -
                                  1.60%        25,619    8.114733       207,891     (20.25)%***     -               -         -
                                  1.65%       123,519    8.110923     1,001,853     (20.29)%***     -               -         -
                                  1.70%        21,395    8.107133       173,452     (20.33)%***     -               -         -
                                  1.75%        48,477    8.103330       392,825     (20.38)%***     -               -         -
                                  1.80%        50,621    8.099528       410,006     (20.42)%***     -               -         -
        Extra Value ............  0.95%     5,171,200   12.585443    65,081,843     (20.01)%***     -               -         -
                                  1.00%     4,279,748   12.573144    53,809,888     (20.05)%***     -               -         -
                                  1.05%       427,395   12.560833     5,368,437     (20.09)%***     -               -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        841,186    12.548531    10,555,649     (20.13)%***     -             -          -
                                  1.15%        372,633    12.536247     4,671,419     (20.17)%***     -             -          -
                                  1.20%        288,715    12.523953     3,615,853     (20.22)%***     -             -          -
                                  1.25%        140,690    12.511670     1,760,267     (20.26)%***     -             -          -
                                  1.30%         11,263    12.499399       140,781     (20.30)%***     -             -          -
                                  1.35%         23,965    12.487127       299,254     (20.34)%***     -             -          -
                                  1.40%        118,431    12.474860     1,477,410     (20.38)%***     -             -          -
                                  1.45%         59,411    12.462604       740,416     (20.42)%***     -             -          -
                                  1.50%         72,579    12.450342       903,633     (20.46)%***     -             -          -
                                  1.55%         42,015    12.438108       522,587     (20.50)%***     -             -          -
                                  1.60%         30,634    12.425863       380,654     (20.54)%***     -             -          -
                                  1.65%         15,806    12.413636       196,210     (20.58)%***     -             -          -
                                  1.70%         10,872    12.401389       134,828     (20.62)%***     -             -          -
                                  1.75%          3,388    12.389174        41,975     (20.66)%***     -             -          -
                                  1.80%            127    12.376958         1,572     (20.71)%***     -             -          -
                                  1.85%            225    12.364740         2,782     (20.75)%***     -             -          -
                                  1.90%            399    12.352534         4,929     (20.79)%***     -             -          -
                                  1.95%            151    12.340340         1,863     (20.83)%***     -             -          -
                                  2.00%             42    12.328129           518     (20.87)%***     -             -          -
Janus Aspen Series Global
  Technology Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ...............  0.95%      8,158,988     6.524649    53,234,533     (37.33)%***     -             -          -
                                  1.00%      4,867,293     6.521611    31,742,592     (37.37)%***     -             -          -
                                  1.05%        565,403     6.518569     3,685,618     (37.40)%***     -             -          -
                                  1.10%        510,539     6.515527     3,326,431     (37.43)%***     -             -          -
                                  1.15%        242,219     6.512483     1,577,447     (37.47)%***     -             -          -
                                  1.20%      4,740,967     6.509446    30,861,069     (37.50)%***     -             -          -
                                  1.25%        398,913     6.506406     2,595,490     (37.53)%***     -             -          -
                                  1.30%      1,251,253     6.503356     8,137,344     (37.56)%***     -             -          -
                                  1.35%        276,658     6.500322     1,798,366     (37.60)%***     -             -          -
                                  1.40%        128,053     6.497274       831,995     (37.63)%***     -             -          -
                                  1.45%         66,776     6.494235       433,659     (37.66)%***     -             -          -
                                  1.50%        287,381     6.491188     1,865,444     (37.69)%***     -             -          -
                                  1.55%         31,984     6.488148       207,517     (37.73)%***     -             -          -
                                  1.60%         10,258     6.485104        66,524     (37.76)%***     -             -          -
                                  1.65%        101,925     6.482069       660,685     (37.79)%***     -             -          -
                                  1.70%         12,689     6.479020        82,212     (37.82)%***     -             -          -
                                  1.75%          7,738     6.475985        50,111     (37.86)%***     -             -          -
                                  1.80%         12,017     6.472936        77,785     (37.89)%***     -             -          -
                                  2.00%            261     6.460766         1,686     (38.02)%***     -             -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      6,204,193     6.499606    40,324,810     (37.65)%***     -             -           -
                                  1.00%      4,140,670     6.496489    26,899,817     (37.68)%***     -             -           -
                                  1.05%        542,434     6.493376     3,522,228     (37.71)%***     -             -           -
                                  1.10%        910,169     6.490254     5,907,228     (37.75)%***     -             -           -
                                  1.15%        458,793     6.487133     2,976,251     (37.78)%***     -             -           -
                                  1.20%        343,621     6.484019     2,228,045     (37.81)%***     -             -           -
                                  1.25%        135,381     6.480897       877,390     (37.84)%***     -             -           -
                                  1.30%         10,160     6.477790        65,814     (37.88)%***     -             -           -
                                  1.35%         12,722     6.474660        82,371     (37.91)%***     -             -           -
                                  1.40%         92,047     6.471546       595,686     (37.94)%***     -             -           -
                                  1.45%         47,294     6.468423       305,918     (37.98)%***     -             -           -
                                  1.50%         50,903     6.465306       329,103     (38.01)%***     -             -           -
                                  1.55%         56,670     6.462183       366,212     (38.04)%***     -             -           -
                                  1.60%         20,518     6.459071       132,527     (38.07)%***     -             -           -
                                  1.65%         12,801     6.455949        82,643     (38.11)%***     -             -           -
                                  1.70%         13,276     6.452837        85,668     (38.14)%***     -             -           -
                                  1.75%          5,495     6.449714        35,441     (38.17)%***     -             -           -
                                  1.80%             25     6.446598           161     (38.20)%***     -             -           -
                                  1.85%            310     6.443478         1,997     (38.24)%***     -             -           -
                                  1.90%            226     6.440358         1,456     (38.27)%***     -             -           -
                                  1.95%            158     6.437232         1,017     (38.30)%***     -             -           -
                                  2.00%             66     6.434118           425     (38.33)%***     -             -           -
Janus Aspen Series International
  Growth Portfolio - Service
  Shares:
     Tax and non-tax
       qualified ...............  0.95%      7,884,779     8.200976    64,662,883     (19.33)%***     -             -           -
                                  1.00%      4,584,519     8.197162    37,580,045     (19.37)%***     -             -           -
                                  1.05%        554,608     8.193350     4,544,097     (19.41)%***     -             -           -
                                  1.10%        497,855     8.189524     4,077,195     (19.45)%***     -             -           -
                                  1.15%        251,431     8.185713     2,058,142     (19.49)%***     -             -           -
                                  1.20%      5,319,082     8.181886    43,520,123     (19.53)%***     -             -           -
                                  1.25%        298,709     8.178071     2,442,863     (19.57)%***     -             -           -
                                  1.30%      2,284,129     8.174255    18,671,053     (19.61)%***     -             -           -
                                  1.35%        256,927     8.170438     2,099,206     (19.65)%***     -             -           -
                                  1.40%        106,213     8.166613       867,400     (19.70)%***     -             -           -
                                  1.45%         61,800     8.162793       504,461     (19.74)%***     -             -           -
                                  1.50%        276,666     8.158972     2,257,310     (19.78)%***     -             -           -
                                  1.55%         25,393     8.155155       207,084     (19.82)%***     -             -           -
                                  1.60%         19,477     8.151333       158,764     (19.86)%***     -             -           -
                                  1.65%         86,294     8.147522       703,082     (19.90)%***     -             -           -
                                  1.70%         15,135     8.143702       123,255     (19.94)%***     -             -           -
                                  1.75%         51,515     8.139885       419,326     (19.98)%***     -             -           -
                                  1.80%         49,861     8.136062       405,672     (20.02)%***     -             -           -
                                  1.90%              7     8.128419            57     (20.11)%***     -             -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%      3,481,085     14.439886   50,266,471     (19.56)%***    -            -           -
                                 1.00%      2,332,564     14.425767   33,649,025     (19.61)%***    -            -          -
                                 1.05%        313,797     14.411653    4,522,333     (19.65)%***    -            -          -
                                 1.10%        419,099     14.397554    6,034,000     (19.69)%***    -            -          -
                                 1.15%        226,581     14.383456    3,259,018     (19.73)%***    -            -          -
                                 1.20%        129,993     14.369363    1,867,917     (19.77)%***    -            -          -
                                 1.25%         98,855     14.355273    1,419,091     (19.81)%***    -            -          -
                                 1.30%         11,599     14.341204      166,344     (19.85)%***    -            -          -
                                 1.35%         17,844     14.327122      255,653     (19.89)%***    -            -          -
                                 1.40%        101,352     14.313062    1,450,657     (19.93)%***    -            -          -
                                 1.45%         32,293     14.298996      461,757     (19.98)%***    -            -          -
                                 1.50%         28,746     14.284951      410,635     (20.02)%***    -            -          -
                                 1.55%         24,232     14.270906      345,813     (20.06)%***    -            -          -
                                 1.60%         21,498     14.256879      306,494     (20.10)%***    -            -          -
                                 1.65%         14,610     14.242852      208,088     (20.14)%***    -            -          -
                                 1.70%          7,282     14.228817      103,614     (20.18)%***    -            -          -
                                 1.75%          3,356     14.214801       47,705     (20.22)%***    -            -          -
                                 1.80%            374     14.200799        5,311     (20.26)%***    -            -          -
                                 1.85%            161     14.186795        2,284     (20.30)%***    -            -          -
                                 1.90%            231     14.172799        3,274     (20.34)%***    -            -          -
                                 1.95%             67     14.158803          949     (20.39)%***    -            -          -
                                 2.00%             36     14.144816          509     (20.43)%***    -            -          -
Morgan Stanley: UIF - Emerging
  Markets Debt Portfolio:
     Tax and non-tax
       qualified ..............  0.95%        638,919     10.456971    6,681,157      10.33%       28.15%      (29.06)%    26.34%***
                                 1.00%        234,648     10.440316    2,449,799      10.28%       28.08%      (29.10)%    26.29%***
                                 1.05%         57,428     10.423703      598,612      10.22%       28.02%      (29.13)%    26.23%***
                                 1.10%          6,901     16.063592      110,855      10.17%       27.95%       55.40%***   -
                                 1.15%            756     16.045362       12,130      10.11%       27.89%       55.35%***   -
                                 1.20%        203,365     16.037786    3,261,524      10.06%       27.82%       41.92%***   -
                                 1.25%          5,241     16.018934       83,955      10.00%       27.76%       41.86%***   -
                                 1.30%         19,928     16.000072      318,849       9.95%       27.70%       41.80%***   -
                                 1.35%          1,667     15.972670       26,626       9.89%       27.63%       55.12%***   -
                                 1.40%            129     15.954543        2,058       9.84%       27.57%       55.06%***   -
                                 1.45%            599     15.936413        9,546       9.78%       27.50%       55.00%***   -
                                 1.50%          4,475     15.918288       71,234       9.73%       27.44%       54.95%***   -
                                 1.65%          1,839     15.863998       29,174       9.56%       27.24%       54.77%***   -
                                 1.75%            724     12.265925        8,881       9.45%       18.14%***     -          -
                                 1.80%            583     12.255588        7,145       9.39%       18.09%***     -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        163,640   15.979082   2,614,817      10.74%***        -              -         -
                                  1.00%         43,692   15.960957     697,366      10.69%***        -              -         -
                                  1.05%          5,856   15.942814      93,361      10.63%***        -              -         -
                                  1.10%          6,106   15.924724      97,236      10.58%***        -              -         -
                                  1.15%          1,591   15.906633      25,307      10.52%***        -              -         -
                                  1.20%          1,272   15.888526      20,210      10.47%***        -              -         -
                                  1.25%            197   14.604374       2,877      10.41%***        -              -         -
                                  1.35%             34   14.575438         496      10.30%***        -              -         -
                                  1.40%            627   14.560973       9,130      10.25%***        -              -         -
                                  1.45%            665   14.546537       9,673      10.19%***        -              -         -
                                  1.50%          2,924   14.532088      42,492      10.14%***        -              -         -
                                  1.55%            339   14.517655       4,921      10.08%***        -              -         -
                                  1.70%            128   14.474409       1,853       9.91%***        -              -         -
Morgan Stanley: UIF - Mid Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%        108,847    8.634485     939,838     (20.36)%***       -              -         -
                                  1.00%         75,294    8.631598     649,908     (20.40)%***       -              -         -
                                  1.05%         11,969    8.628712     103,277     (20.44)%***       -              -         -
                                  1.10%          6,104    8.625825      52,652     (20.49)%***       -              -         -
                                  1.15%          4,572    8.622944      39,424     (20.53)%***       -              -         -
                                  1.20%        358,904    8.620055   3,093,772     (20.57)%***       -              -         -
                                  1.25%         15,635    8.617166     134,729     (20.62)%***       -              -         -
                                  1.30%         28,091    8.614274     241,984     (20.66)%***       -              -         -
                                  1.35%          2,369    8.611387      20,400     (20.70)%***       -              -         -
                                  1.45%            110    8.605609         947     (20.79)%***       -              -         -
                                  1.50%         54,925    8.602719     472,504     (20.83)%***       -              -         -
                                  1.55%            492    8.599825       4,231     (20.87)%***       -              -         -
                                  1.60%            323    8.596944       2,777     (20.92)%***       -              -         -
                                  1.65%          2,136    8.594047      18,357     (20.96)%***       -              -         -
                                  1.70%            398    8.591151       3,419     (21.00)%***       -              -         -
                                  1.75%            623    8.588260       5,350     (21.05)%***       -              -         -
                                  1.80%          1,769    8.585371      15,188     (21.09)%***       -              -         -
        Extra Value ............  0.95%         65,694   12.628696     829,630     (20.64)%***       -              -         -
                                  1.00%         65,347   12.621058     824,748     (20.68)%***       -              -         -
                                  1.05%          8,617   12.613403     108,690     (20.73)%***       -              -         -
                                  1.10%          1,926   12.605756      24,279     (20.77)%***       -              -         -
                                  1.15%            384   12.598107       4,838     (20.81)%***       -              -         -
                                  1.20%          5,252   12.590455      66,125     (20.86)%***       -              -         -
                                  1.25%            212   12.582807       2,668     (20.90)%***       -              -         -
                                  1.30%            229   12.575160       2,880     (20.94)%***       -              -         -
                                  1.35%             80   12.567519       1,005     (20.99)%***       -              -         -
                                  1.40%          6,673   12.559870      83,812     (21.03)%***       -              -         -
                                  1.45%          1,543   12.552234      19,368     (21.07)%***       -              -         -
                                  1.50%            649   12.544592       8,141     (21.12)%***       -              -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.75%            122     12.506378      1,526      (21.33)%***       -          -           -
Morgan Stanley: UIF - U.S.
  Real Estate Portfolio:
     Tax and non-tax
       qualified ..............   0.95%      2,318,276     10.987658  25,472,424      14.75%***        -          -           -
                                  1.00%      1,292,468     10.970158  14,178,578      14.70%***        -          -           -
                                  1.05%        253,822     10.952709   2,780,039      14.64%***        -          -           -
                                  1.10%         38,231     12.601811     481,780      14.59%***        -          -           -
                                  1.15%         14,065     12.587517     177,043      14.54%***        -          -           -
                                  1.20%        717,713     12.974262   9,311,797      14.49%***        -          -           -
                                  1.25%         13,214     12.959009     171,240      14.44%***        -          -           -
                                  1.30%        207,408     12.943746   2,684,636      14.38%***        -          -           -
                                  1.35%         19,957     12.530461     250,070      14.33%***        -          -           -
                                  1.40%         11,941     12.516221     149,456      14.28%***        -          -           -
                                  1.45%          4,423     12.501983      55,296      14.23%***        -          -           -
                                  1.50%          9,076     12.487759     113,339      14.18%***        -          -           -
                                  1.55%          2,042     12.473542      25,471      14.12%***        -          -           -
                                  1.60%          6,281     12.459341      78,257      14.07%***        -          -           -
                                  1.65%            481     12.445148       5,986      14.02%***        -          -           -
                                  1.75%          1,376     11.336655      15,599      13.91%***        -          -           -
                                  1.80%          5,727     11.327088      64,870      13.86%***        -          -           -
        Extra Value ............  0.95%        415,481     12.486344   5,187,839      24.59%***        -          -           -
                                  1.00%        248,471     12.474020   3,099,432      24.53%***        -          -           -
                                  1.05%          8,827     12.461667     109,999      24.47%***        -          -           -
                                  1.10%         58,343     12.449327     726,331      24.41%***        -          -           -
                                  1.15%          3,765     12.437001      46,825      24.35%***        -          -           -
                                  1.20%         15,757     12.424677     195,776      24.28%***        -          -           -
                                  1.25%          3,052     12.412379      37,883      24.22%***        -          -           -
                                  1.30%          1,090     12.400059      13,516      24.16%***        -          -           -
                                  1.35%            391     12.387770       4,844      24.10%***        -          -           -
                                  1.40%          7,954     12.375485      98,435      24.04%***        -          -           -
                                  1.45%          1,019     12.363181      12,598      23.98%***        -          -           -
                                  1.50%          2,698     12.350886      33,323      23.91%***        -          -           -
                                  1.55%            104     12.338621       1,283      23.85%***        -          -           -
                                  1.65%             14     12.314073         172      23.73%***        -          -           -
                                  1.70%            693     12.301819       8,525      23.67%***        -          -           -
                                  1.85%            469     12.265070       5,752      23.48%***        -          -           -
Nationwide SAT -
  Balanced Fund - J.P. Morgan:
     Tax and non-tax
       qualified ...............  0.95%      4,138,035     10.694236  44,253,123      (1.29)%      (0.09)%     7.04%       8.09%***
                                  1.00%      2,446,285     10.677219  26,119,521      (1.34)%      (0.14)%     6.99%       8.04%***

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%        526,287    10.660231    5,610,341      (1.39)%      (0.19)%       6.93%     7.99%***
                                  1.10%        156,661    10.498193    1,644,657      (1.44)%      (0.24)%      26.90%***   -
                                  1.15%         47,682    10.486281      500,007      (1.49)%      (0.29)%      26.84%***   -
                                  1.20%        871,418    10.570325    9,211,171      (1.54)%      (0.34)%      23.13%***   -
                                  1.25%         68,148    10.557899      719,500      (1.59)%      (0.39)%      23.07%***   -
                                  1.30%        237,382    10.545461    2,503,303      (1.64)%      (0.44)%      23.02%***   -
                                  1.35%         61,006    10.438746      636,826      (1.69)%      (0.49)%      26.63%***   -
                                  1.40%         33,145    10.426893      345,599      (1.74)%      (0.54)%      26.58%***   -
                                  1.45%          8,969    10.415037       93,412      (1.79)%      (0.59)%      26.52%***   -
                                  1.50%         30,191    10.403190      314,083      (1.84)%      (0.64)%      26.47%***   -
                                  1.55%          4,200    10.391332       43,644      (1.89)%      (0.69)%      26.41%***   -
                                  1.60%          3,402    10.379505       35,311      (1.94)%      (0.75)%      26.36%***   -
                                  1.65%          5,332    10.367680       55,280      (1.99)%      (0.80)%      26.31%***   -
                                  1.70%            340     9.288391        3,158      (2.04)%      (7.79)%***    -          -
                                  1.75%          5,308     9.280546       49,261      (2.09)%      (7.84)%***    -          -
                                  1.80%            190     9.272721        1,762      (2.14)%      (7.89)%***    -          -
        Extra Value ............  0.95%        442,589    10.428050    4,615,340      (1.65)%***    -            -          -
                                  1.00%        469,137    10.416199    4,886,624      (1.70)%***    -            -          -
                                  1.05%         61,043    10.404344      635,112      (1.75)%***    -            -          -
                                  1.10%        103,302    10.392519    1,073,568      (1.80)%***    -            -          -
                                  1.15%         36,339    10.380700      377,224      (1.85)%***    -            -          -
                                  1.20%         21,002    10.368880      217,767      (1.90)%***    -            -          -
                                  1.25%          7,636     9.694005       74,023      (1.95)%***    -            -          -
                                  1.30%          1,182     9.684406       11,447      (2.00)%***    -            -          -
                                  1.35%          1,365     9.674767       13,206      (2.05)%***    -            -          -
                                  1.40%         20,784     9.665171      200,881      (2.10)%***    -            -          -
                                  1.45%          7,049     9.655579       68,062      (2.15)%***    -            -          -
                                  1.50%          8,305     9.645974       80,110      (2.19)%***    -            -          -
                                  1.55%         11,727     9.636383      113,006      (2.24)%***    -            -          -
                                  1.65%          3,217     9.617195       30,939      (2.34)%***    -            -          -
                                  1.70%            209     9.607615        2,008      (2.39)%***    -            -          -
                                  1.75%          1,342     9.598052       12,881      (2.44)%***    -            -          -
Nationwide SAT - Capital
  Appreciation Fund:
     Tax and non-tax
       qualified ...............  0.95%     11,687,404    10.049026  117,447,027     (27.23)%       3.29%       28.73%     23.87%***
                                  1.00%      6,688,260    10.033034   67,103,540     (27.26)%       3.23%       28.67%     23.82%***
                                  1.05%      1,133,208    10.017067   11,351,420     (27.30)%       3.18%       28.60%     23.77%***
                                  1.10%        454,667     9.321861    4,238,343     (27.34)%       3.13%       96.85%***   -
                                  1.15%        180,771     9.311292    1,683,212     (27.37)%       3.08%       96.79%***   -
                                  1.20%      1,262,244     9.268169   11,698,691     (27.41)%       3.03%       71.64%***   -
                                  1.25%        164,322     9.257262    1,521,172     (27.45)%       2.97%       71.58%***   -
                                  1.30%        573,406     9.246358    5,301,917     (27.48)%       2.92%       71.52%***   -
                                  1.35%         73,093     9.269045      677,502     (27.52)%       2.87%       96.54%***   -
                                  1.40%         68,136     9.258498      630,837     (27.56)%       2.82%       96.48%***   -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         26,761   9.247972       247,485     (27.59)%       2.77%        96.42%***   -
                                  1.50%         48,929   9.237443       451,979     (27.63)%       2.71%        96.36%***   -
                                  1.55%         11,462   9.226923       105,759     (27.67)%       2.66%        96.30%***   -
                                  1.65%         31,847   9.205900       293,180     (27.74)%       2.56%        96.17%***   -
                                  1.70%          2,474   7.011148        17,346     (27.78)%      (4.39)%***     -          -
                                  1.75%          2,716   7.005239        19,026     (27.81)%      (4.44)%***     -          -
                                  1.80%          3,523   6.999319        24,659     (27.85)%      (4.49)%***     -          -
        Extra Value ............  0.95%        492,789   9.257800     4,562,142     (27.41)%***    -             -          -
                                  1.00%        376,453   9.247271     3,481,163     (27.44)%***    -             -          -
                                  1.05%         24,653   9.236751       227,714     (27.48)%***    -             -          -
                                  1.10%         45,132   9.226246       416,399     (27.52)%***    -             -          -
                                  1.15%          7,849   9.215746        72,334     (27.56)%***    -             -          -
                                  1.20%         19,498   9.205231       179,484     (27.59)%***    -             -          -
                                  1.25%         28,552   7.416323       211,751     (27.63)%***    -             -          -
                                  1.30%            741   7.408952         5,490     (27.67)%***    -             -          -
                                  1.35%            259   7.401596         1,917     (27.70)%***    -             -          -
                                  1.40%          7,357   7.394235        54,399     (27.74)%***    -             -          -
                                  1.45%          1,779   7.386879        13,141     (27.78)%***    -             -          -
                                  1.50%            259   7.379521         1,911     (27.82)%***    -             -          -
                                  1.55%          1,021   7.372182         7,527     (27.85)%***    -             -          -
                                  1.65%          2,275   7.357505        16,738     (27.93)%***    -             -          -
                                  1.70%            899   7.350153         6,608     (27.97)%***    -             -          -
                                  1.80%            155   7.335508         1,137     (28.04)%***    -             -          -
                                  1.90%            113   7.320856           827     (28.11)%***    -             -          -
Nationwide SAT - Emerging Markets
  Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%          4,777   8.692251        41,523     (52.49)%***    -             -          -
                                  1.00%          1,886   8.691194        16,392     (52.53)%***    -             -          -
                                  1.20%          1,816   8.686950        15,776     (52.70)%***    -             -          -
                                  1.30%            194   8.684823         1,685     (52.79)%***    -             -          -
        Extra Value               0.95%          3,923   7.479489        29,342     (52.97)%***    -             -          -
                                  1.40%             20   7.468170           149     (53.35)%***    -             -          -
Nationwide SAT - Equity Income
  Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      1,349,271  12.041215    16,246,862     (11.47)%      17.37%        14.04%     10.01%***
                                  1.00%      1,027,331  12.022088    12,350,664     (11.51)%      17.31%        13.98%      9.96%***
                                  1.05%        195,943  12.002951     2,351,894     (11.56)%      17.25%        13.93%      9.91%***
                                  1.10%         25,845  12.271980       317,169     (11.60)%      17.19%        73.30%***   -
                                  1.15%         24,922  12.258057       305,495     (11.64)%      17.13%        73.24%***   -
                                  1.20%        439,625  12.331560     5,421,262     (11.69)%      17.07%        57.72%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         21,520    12.317063       265,063     (11.73)%      17.01%       57.66%***    -
                                  1.30%        145,035    12.302565     1,784,303     (11.78)%      16.95%       57.60%***    -
                                  1.35%         20,896    12.202501       254,983     (11.82)%      16.89%       73.00%***    -
                                  1.40%          7,896    12.188636        96,241     (11.87)%      16.83%       72.94%***    -
                                  1.45%         11,477    12.174767       139,730     (11.91)%      16.77%       72.88%***    -
                                  1.50%         14,725    12.160926       179,070     (11.96)%      16.71%       72.83%***    -
                                  1.55%          2,210    12.147081        26,845     (12.00)%      16.65%       72.77%***    -
                                  1.60%          3,942    12.133258        47,829     (12.04)%      16.60%       72.71%***    -
                                  1.65%         13,049    12.119427       158,146     (12.09)%      16.54%       72.65%***    -
                                  1.70%         50,938     9.471062       482,437     (12.13)%      11.71%***     -           -
                                  1.75%          3,808     9.463069        36,035     (12.18)%      11.65%***     -           -
                                  1.80%             12     9.455077           113     (12.22)%      11.60%***     -           -
        Extra Value ............  0.95%        337,971    12.197466     4,122,390     (14.89)%***    -            -           -
                                  1.00%        303,538    12.183617     3,698,191     (14.94)%***    -            -           -
                                  1.05%         73,598    12.169785       895,672     (14.98)%***    -            -           -
                                  1.10%         91,737    12.155951     1,115,150     (15.02)%***    -            -           -
                                  1.15%         34,836    12.142125       422,983     (15.07)%***    -            -           -
                                  1.20%          9,076    12.128301       110,076     (15.11)%***    -            -           -
                                  1.25%         17,979    10.143007       182,361     (15.15)%***    -            -           -
                                  1.30%            480    10.132945         4,864     (15.19)%***    -            -           -
                                  1.35%            474    10.122906         4,798     (15.24)%***    -            -           -
                                  1.40%          8,491    10.112844        85,868     (15.28)%***    -            -           -
                                  1.45%            393    10.102797         3,970     (15.32)%***    -            -           -
                                  1.50%         10,061    10.092770       101,543     (15.37)%***    -            -           -
                                  1.55%          5,842    10.082728        58,903     (15.41)%***    -            -           -
                                  1.65%          1,173    10.062671        11,804     (15.50)%***    -            -           -
                                  1.75%             87    10.042633           874     (15.58)%***    -            -           -
                                  1.80%             91    10.032626           913     (15.63)%***    -            -           -
Nationwide NSAT - Global
  Technology & Communications
  Fund - Gartmore:
     Tax and non-tax
       qualified ..............   0.95%        273,699     6.003728     1,643,214    (160.40)%***    -            -           -
                                  1.00%        265,717     6.002991     1,595,097    (160.43)%***    -            -           -
                                  1.05%          1,607     6.002258         9,646    (160.46)%***    -            -           -
                                  1.10%         22,419     6.001519       134,548    (160.49)%***    -            -           -
                                  1.15%          8,135     6.000784        48,816    (160.52)%***    -            -           -
                                  1.20%         53,499     6.000048       320,997    (160.55)%***    -            -           -
                                  1.25%          3,541     5.999315        21,244    (160.58)%***    -            -           -
                                  1.30%          9,572     5.998573        57,418    (160.61)%***    -            -           -
                                  1.35%             44     5.997839           264    (160.64)%***    -            -           -
                                  1.40%          2,291     5.997100        13,739    (160.67)%***    -            -           -
                                  1.45%          6,270     5.996363        37,597    (160.70)%***    -            -           -
                                  1.50%          8,691     5.995625        52,108    (160.73)%***    -            -           -
                                  1.55%         10,845     5.994889        65,015    (160.75)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        150,096    7.452322     1,118,564    (160.68)%***    -           -           -
                                  1.00%         41,154    7.450445       306,616    (160.71)%***    -           -           -
                                  1.05%          8,273    7.448563        61,622    (160.74)%***    -           -           -
                                  1.10%          2,167    7.446685        16,137    (160.77)%***    -           -           -
                                  1.15%          2,841    7.444802        21,151    (160.80)%***    -           -           -
                                  1.20%          1,064    7.442921         7,919    (160.83)%***    -           -           -
                                  1.25%            616    7.441041         4,584    (160.86)%***    -           -           -
                                  1.35%            190    7.437274         1,413    (160.91)%***    -           -           -
                                  1.40%             24    7.435396           178    (160.94)%***    -           -           -
                                  1.70%            324    7.424084         2,405    (161.12)%***    -           -           -
Nationwide SAT - Government
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%     12,064,797   11.797971   142,340,125      11.48%       (3.28)%      7.87%       8.86%***
                                  1.00%      7,809,275   11.779202    91,987,028      11.42%       (3.32)%      7.82%       8.81%***
                                  1.05%      1,786,299   11.760452    21,007,684      11.36%       (3.37)%      7.77%       8.76%***
                                  1.10%        349,839   10.591943     3,705,475      11.31%       (3.42)%     (5.83)%***   -
                                  1.15%        127,474   10.579941     1,348,667      11.25%       (3.47)%     (5.88)%***   -
                                  1.20%      3,435,916   10.914977    37,502,944      11.20%       (3.52)%      5.21%***    -
                                  1.25%        155,866   10.902126     1,699,271      11.14%       (3.57)%      5.16%***    -
                                  1.30%      1,050,041   10.889287    11,434,198      11.08%       (3.62)%      5.11%***    -
                                  1.35%        118,561   10.531983     1,248,682      11.03%       (3.67)%     (6.08)%***   -
                                  1.40%         59,851   10.519995       629,632      10.97%       (3.71)%     (6.13)%***   -
                                  1.45%         47,475   10.508016       498,868      10.92%       (3.76)%     (6.18)%***   -
                                  1.50%         82,724   10.496056       868,276      10.86%       (3.81)%     (6.23)%***   -
                                  1.55%          6,012   10.484119        63,031      10.80%       (3.86)%     (6.28)%***   -
                                  1.60%          1,254   10.472185        13,132      10.75%       (3.91)%     (6.33)%***   -
                                  1.65%         37,365   10.460250       390,847      10.69%       (3.96)%     (6.38)%***   -
                                  1.70%          2,908   10.770572        31,321      10.64%       (3.98)%***   -           -
                                  1.75%          7,540   10.761486        81,142      10.58%       (4.03)%***   -           -
                                  1.80%          2,594   10.752417        27,892      10.52%       (4.08)%***   -           -
        Extra Value ............  0.95%      1,521,796   10.521193    16,011,109      12.13%***     -           -           -
                                  1.00%        871,783   10.509221     9,161,760      12.08%***     -           -           -
                                  1.05%        177,392   10.497270     1,862,132      12.02%***     -           -           -
                                  1.10%        179,761   10.485342     1,884,856      11.96%***     -           -           -
                                  1.15%         40,052   10.473415       419,481      11.91%***     -           -           -
                                  1.20%         43,110   10.461478       450,994      11.85%***     -           -           -
                                  1.25%         28,877   10.628978       306,933      11.80%***     -           -           -
                                  1.30%          3,614   10.618443        38,375      11.74%***     -           -           -
                                  1.35%          1,274   10.607887        13,514      11.68%***     -           -           -
                                  1.40%         17,109   10.597350       181,310      11.63%***     -           -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%          9,617    10.586836       101,814      11.57%***    -           -           -
                                  1.50%         26,795    10.576306       283,392      11.52%***    -           -           -
                                  1.55%            678    10.565781         7,164      11.46%***    -           -           -
                                  1.60%          6,132    10.555277        64,725      11.41%***    -           -           -
                                  1.65%          5,047    10.544757        53,219      11.35%***    -           -           -
                                  1.70%             20    10.534255           211      11.29%***    -           -           -
                                  1.80%            114    10.513271         1,199      11.18%***    -           -           -
Nationwide SAT - Growth Focus
  Fund - Turner:
     Tax and non-tax
       qualified ...............  0.95%        115,377     6.329633       730,294    (147.32)%***   -           -           -
                                  1.00%         84,415     6.328858       534,251    (147.35)%***   -           -           -
                                  1.05%            688     6.328083         4,354    (147.38)%***   -           -           -
                                  1.10%          2,690     6.327305        17,020    (147.41)%***   -           -           -
                                  1.15%          7,446     6.326526        47,107    (147.44)%***   -           -           -
                                  1.20%          7,738     6.325751        48,949    (147.47)%***   -           -           -
                                  1.25%          1,633     6.324975        10,329    (147.51)%***   -           -           -
                                  1.30%          1,618     6.324196        10,233    (147.54)%***   -           -           -
                                  1.35%          3,951     6.323419        24,984    (147.57)%***   -           -           -
                                  1.40%            111     6.322639           702    (147.60)%***   -           -           -
                                  1.45%          3,800     6.321864        24,023    (147.63)%***   -           -           -
                                  1.50%            399     6.321085         2,522    (147.66)%***   -           -           -
        Extra Value ............  0.95%         65,308     5.925979       387,014    (147.69)%***   -           -           -
                                  1.00%          1,409     5.924475         8,348    (147.72)%***   -           -           -
                                  1.05%          2,313     5.922978        13,700    (147.75)%***   -           -           -
                                  1.10%          1,350     5.921476         7,994    (147.78)%***   -           -           -
                                  1.15%          1,416     5.919980         8,383    (147.82)%***   -           -           -
                                  1.20%            384     5.918477         2,273    (147.85)%***   -           -           -
                                  1.25%            149     5.916979           882    (147.88)%***   -           -           -
                                  1.40%             15     5.912474            89    (147.97)%***   -           -           -
Nationwide SAT - High Income
  Bond Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      2,338,128     9.938283    23,236,978      (9.14)%      2.21%       4.79%      13.16%***
                                  1.00%      1,480,361     9.922475    14,688,845      (9.19)%      2.16%       4.74%      13.10%***
                                  1.05%        458,389     9.906674     4,541,110      (9.23)%      2.11%       4.69%      13.05%***
                                  1.10%         36,518     9.573036       349,588      (9.28)%      2.06%      13.49%***    -
                                  1.15%         20,663     9.562175       197,583      (9.33)%      2.00%      13.44%***    -
                                  1.20%        487,952     9.755865     4,760,394      (9.37)%      1.95%      16.72%***    -
                                  1.25%         23,638     9.744373       230,337      (9.42)%      1.90%      16.67%***    -
                                  1.30%        137,722     9.732895     1,340,434      (9.46)%      1.85%      16.62%***    -
                                  1.35%         38,690     9.518824       368,283      (9.51)%      1.80%      13.23%***    -
                                  1.40%         15,984     9.507993       151,976      (9.55)%      1.75%      13.18%***    -
                                  1.45%          3,331     9.497186        31,635      (9.60)%      1.69%      13.13%***    -
                                  1.50%         19,650     9.486372       186,407      (9.65)%      1.64%      13.08%***    -
                                  1.55%          3,616     9.475563        34,264      (9.69)%      1.59%      13.02%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.60%            596      9.464778       5,641      (9.74)%       1.54%       12.97%***   -
                                 1.65%          3,734      9.453988      35,301      (9.78)%       1.49%       12.92%***   -
                                 1.70%            258      8.725646       2,251      (9.83)%      (4.86)%***    -          -
                                 1.75%          1,655      8.718281      14,429      (9.87)%      (4.91)%***    -          -
                                 1.80%            789      8.710943       6,873      (9.92)%      (4.96)%***    -          -
        Extra Value ...........  0.95%        281,342      9.508186   2,675,052      (8.70)%***    -            -          -
                                 1.00%        103,771      9.497374     985,552      (8.74)%***    -            -          -
                                 1.05%         41,890      9.486588     397,393      (8.79)%***    -            -          -
                                 1.10%         45,488      9.475782     431,034      (8.83)%***    -            -          -
                                 1.15%         33,224      9.464990     314,465      (8.88)%***    -            -          -
                                 1.20%         13,700      9.454222     129,523      (8.93)%***    -            -          -
                                 1.25%          4,991      9.117076      45,503      (8.97)%***    -            -          -
                                 1.30%            683      9.108029       6,221      (9.02)%***    -            -          -
                                 1.35%            768      9.098990       6,988      (9.06)%***    -            -          -
                                 1.40%          5,547      9.089938      50,422      (9.11)%***    -            -          -
                                 1.45%          3,041      9.080912      27,615      (9.16)%***    -            -          -
                                 1.50%            481      9.071884       4,364      (9.20)%***    -            -          -
                                 1.55%            572      9.062865       5,184      (9.25)%***    -            -          -
                                 1.65%            399      9.044819       3,609      (9.34)%***    -            -          -
                                 1.80%            230      9.017797       2,074      (9.48)%***    -            -          -
Nationwide NSAT - International
  Growth Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%        21,032      9.228501     194,094     (30.97)%***    -            -          -
                                  1.00%        11,687      9.227382     107,840     (31.01)%***    -            -          -
                                  1.05%         1,924      9.226253      17,751     (31.06)%***    -            -          -
                                  1.10%           750      9.225133       6,919     (31.10)%***    -            -          -
                                  1.15%           246      9.224008       2,269     (31.15)%***    -            -          -
                                  1.20%         4,952      9.222891      45,672     (31.19)%***    -            -          -
                                  1.25%            84      9.221767         775     (31.24)%***    -            -          -
                                  1.35%           329      9.219512       3,033     (31.33)%***    -            -          -
                                  1.45%           302      9.217263       2,784     (31.42)%***    -            -          -
        Extra Value ............  0.95%         2,317      8.588399      19,899     (31.43)%***    -            -          -
                                  1.00%           248      8.586962       2,130     (31.47)%***    -            -          -
                                  1.40%            31      8.575444         266     (31.83)%***    -            -          -
Nationwide SAT - Mid Cap Index
  fund - Dreyfus:
     Tax and non-tax
       qualified ...............  0.95%     1,946,949     14.925432  29,059,055      14.12%       19.77%        9.76%     (3.15)%***
                                  1.00%     1,028,703     14.901697  15,329,420      14.06%       19.71%        9.70%     (3.20)%***
                                  1.05%       211,846     14.877970   3,151,838      14.00%       19.65%        9.64%     (3.25)%***
                                  1.10%        68,310     16.698444  1,140,671      13.95%       19.59%       89.48%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%         22,166   16.679519       369,718     13.89%        19.53%      89.42%***    -
                                  1.20%        721,507   16.670157    12,027,635     13.83%        19.47%      67.59%***    -
                                  1.25%         38,315   16.650563       637,966     13.77%        19.41%      67.53%***    -
                                  1.30%        192,526   16.630966     3,201,893     13.72%        19.35%      67.47%***    -
                                  1.35%         36,362   16.603938       603,752     13.66%        19.29%      89.17%***    -
                                  1.40%         16,625   16.585077       275,727     13.60%        19.23%      89.11%***    -
                                  1.45%          7,090   16.566203       117,454     13.55%        19.17%      89.05%***    -
                                  1.50%         15,949   16.547367       263,914     13.49%        19.11%      88.99%***    -
                                  1.55%          4,409   16.528554        72,874     13.43%        19.05%      88.93%***    -
                                  1.60%            335   16.509731         5,531     13.37%        18.99%      88.87%***    -
                                  1.65%          7,992   16.490935       131,796     13.32%        18.93%      88.81%***    -
                                  1.70%          3,656   12.965645        47,402     13.26%        21.76%***    -           -
                                  1.75%          1,998   12.954698        25,883     13.20%        21.70%***    -           -
                                  1.80%          1,823   12.943788        23,597     13.14%        21.65%***    -           -
        Extra Value ............  0.95%        589,632   16.604295     9,790,424     12.36%***      -           -           -
                                  1.00%        566,544   16.585430     9,396,376     12.31%***      -           -           -
                                  1.05%         47,830   16.566592       792,380     12.25%***      -           -           -
                                  1.10%         63,485   16.547780     1,050,536     12.19%***      -           -           -
                                  1.15%         30,588   16.528970       505,588     12.14%***      -           -           -
                                  1.20%         18,778   16.510158       310,028     12.08%***      -           -           -
                                  1.25%         14,853   13.389901       198,880     12.03%***      -           -           -
                                  1.30%          1,227   13.376641        16,413     11.97%***      -           -           -
                                  1.35%          2,516   13.363375        33,622     11.91%***      -           -           -
                                  1.40%          5,958   13.350095        79,540     11.86%***      -           -           -
                                  1.45%          8,380   13.336857       111,763     11.80%***      -           -           -
                                  1.50%          2,237   13.323595        29,805     11.75%***      -           -           -
                                  1.55%          1,359   13.310362        18,089     11.69%***      -           -           -
                                  1.60%            663   13.297147         8,816     11.63%***      -           -           -
                                  1.65%          1,624   13.283898        21,573     11.58%***      -           -           -
                                  1.70%            897   13.270679        11,904     11.52%***      -           -           -
                                  1.75%          1,955   13.257459        25,918     11.47%***      -           -           -
                                  1.80%             70   13.244257           927     11.41%***      -           -           -
                                  1.90%             77   13.217852         1,018     11.30%***      -           -           -
Nationwide SAT - Money Market
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     16,687,257   11.457292   191,190,776      5.02%         3.85%       4.27%       4.37%***
                                  1.00%      8,697,988   11.439024    99,496,493      4.97%         3.80%       4.22%       4.32%***
                                  1.05%      1,776,128   11.420765    20,284,740      4.92%         3.75%       4.17%       4.27%***
                                  1.10%        437,879   10.978256     4,807,148      4.87%         3.69%       3.76%***    -
                                  1.15%        122,310   10.965798     1,341,227      4.81%         3.64%       3.71%***    -
                                  1.20%     25,353,338   10.989031   278,608,617      4.76%         3.59%       3.74%***    -
                                  1.25%        493,431   10.976083     5,415,940      4.71%         3.54%       3.69%***    -
                                  1.30%      5,331,546   10.963142    58,450,496      4.66%         3.49%       3.64%***    -
                                  1.35%        287,070   10.916008     3,133,658      4.60%         3.43%       3.51%***    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.40%       84,088    10.903584       916,861       4.55%      3.38%         3.46%***    -
                                  1.45%       65,728    10.891167       715,855       4.50%      3.33%         3.41%***    -
                                  1.50%      323,878    10.878760     3,523,391       4.44%      3.28%         3.36%***    -
                                  1.55%       10,269    10.866357       111,587       4.39%      3.22%         3.31%***    -
                                  1.60%        5,002    10.853962        54,292       4.34%      3.17%         3.26%***    -
                                  1.65%       91,744    10.841575       994,649       4.29%      3.12%         3.20%***    -
                                  1.70%        7,424    10.641677        79,004       4.23%      3.11%***      -           -
                                  1.75%        3,093    10.632658        32,887       4.18%      3.06%***      -           -
                                  1.80%        5,331    10.623647        56,635       4.13%      3.01%***      -           -
                                  1.90%        9,076    10.605632        96,257       4.02%      2.90%***      -           -
        Extra Value ............  0.95%    6,246,799    10.907908    68,139,509       4.57%      -             -           -
                                  1.00%    3,075,738    10.895499    33,511,700       4.52%      -             -           -
                                  1.05%      413,491    10.883097     4,500,063       4.47%      -             -           -
                                  1.10%      467,289    10.870702     5,079,759       4.42%      -             -           -
                                  1.15%       69,372    10.858317       753,263       4.36%      -             -           -
                                  1.20%      167,322    10.845938     1,814,764       4.31%      -             -           -
                                  1.25%       25,207    10.775615       271,621       4.26%      -             -           -
                                  1.30%       25,416    10.764235       273,584       4.21%      -             -           -
                                  1.35%       11,031    10.752859       118,615       4.15%      -             -           -
                                  1.40%       63,000    10.741487       676,714       4.10%      -             -           -
                                  1.45%       47,092    10.730125       505,303       4.05%      -             -           -
                                  1.50%       54,546    10.718766       584,666       3.99%      -             -           -
                                  1.55%      104,628    10.707419     1,120,296       3.94%      -             -           -
                                  1.60%       27,962    10.696075       299,084       3.89%      -             -           -
                                  1.65%       14,152    10.684738       151,210       3.84%      -             -           -
                                  1.70%       15,186    10.673409       162,086       3.78%      -             -           -
                                  1.75%       12,873    10.662080       137,253       3.73%      -             -           -
                                  1.80%        1,199    10.650763        12,770       3.68%      -             -           -
Nationwide SAT - Multi Sector
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%    3,659,345    10.793620    39,497,579       4.66%      0.59%         1.63%       5.50%***
                                  1.00%    1,920,070    10.776464    20,691,565       4.60%      0.54%         1.58%       5.45%***
                                  1.05%      531,806    10.759314     5,721,868       4.55%      0.49%         1.52%       5.40%***
                                  1.10%       35,187    10.753649       378,389       4.50%      0.44%         9.76%***    -
                                  1.15%       23,570    10.741462       253,176       4.45%      0.39%         9.71%***    -
                                  1.20%      930,439    10.972282    10,209,039       4.39%      0.34%        14.23%***    -
                                  1.25%       38,859    10.959378       425,870       4.34%      0.29%        14.18%***    -
                                  1.30%      295,215    10.946464     3,231,560       4.29%      0.24%        14.12%***    -
                                  1.35%       60,710    10.692772       649,158       4.24%      0.18%         9.50%***    -
                                  1.40%        7,831    10.680606        83,640       4.18%      0.13%         9.45%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         15,148    10.668471       161,606     4.13%        0.08%        9.40%***    -
                                  1.50%         22,642    10.656316       241,280     4.08%        0.03%        9.35%***    -
                                  1.55%            988    10.644186        10,516     4.03%       (0.02)%       9.30%***    -
                                  1.65%          7,738    10.619936        82,177     3.92%       (0.12)%       9.19%***    -
                                  1.70%            262    10.280419         2,693     3.87%       (1.54)%***    -           -
                                  1.75%          4,445    10.271747        45,658     3.82%       (1.59)%***    -           -
        Extra Value ............  0.95%        629,913    10.683001     6,729,361     5.23%***     -            -           -
                                  1.00%        319,931    10.670861     3,413,939     5.18%***     -            -           -
                                  1.05%         80,072    10.658729       853,466     5.13%***     -            -           -
                                  1.10%         45,904    10.646593       488,721     5.07%***     -            -           -
                                  1.15%         36,389    10.634492       386,979     5.02%***     -            -           -
                                  1.20%         28,227    10.622378       299,838     4.97%***     -            -           -
                                  1.25%         19,857    10.485523       208,211     4.92%***     -            -           -
                                  1.30%          4,897    10.475116        51,297     4.86%***     -            -           -
                                  1.35%          3,692    10.464729        38,636     4.81%***     -            -           -
                                  1.40%         10,822    10.454333       113,137     4.76%***     -            -           -
                                  1.50%          5,401    10.433555        56,352     4.65%***     -            -           -
                                  1.55%          1,495    10.423186        15,583     4.60%***     -            -           -
                                  1.65%            391    10.402441         4,067     4.49%***     -            -           -
                                  1.70%            224    10.392077         2,328     4.44%***     -            -           -
                                  1.80%            112    10.371388         1,162     4.34%***     -            -           -
Nationwide SAT - Nationwide
  Global 50 Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,556,485    12.606419    19,621,702   (13.15)%      21.76%       18.01%       6.33%***
                                  1.00%        782,047    12.586381     9,843,142   (13.19)%      21.70%       17.95%       6.28%***
                                  1.05%        176,364    12.566361     2,216,254   (13.24)%      21.63%       17.89%       6.23%***
                                  1.10%         44,680    12.874957       575,253   (13.28)%      21.57%       87.83%***    -
                                  1.15%         15,046    12.860372       193,497   (13.32)%      21.51%       87.77%***    -
                                  1.20%        396,824    12.359900     4,904,705   (13.37)%      21.45%       52.31%***    -
                                  1.25%         43,117    12.345376       532,296   (13.41)%      21.39%       52.25%***    -
                                  1.30%        214,656    12.330829     2,646,886   (13.46)%      21.33%       52.20%***    -
                                  1.35%         20,773    12.802092       265,938   (13.50)%      21.27%       87.52%***    -
                                  1.40%          3,150    12.787543        40,281   (13.54)%      21.20%       87.46%***    -
                                  1.45%          1,550    12.773009        19,798   (13.59)%      21.14%       87.40%***    -
                                  1.50%          7,453    12.758477        95,089   (13.63)%      21.08%       87.34%***    -
                                  1.55%          2,626    12.743972        33,466   (13.67)%      21.02%       87.28%***    -
                                  1.60%            604    12.729459         7,689   (13.72)%      20.96%       87.22%***    -
                                  1.65%          8,267    12.714940       105,114   (13.76)%      20.90%       87.16%***    -
                                  1.70%          1,182     9.638561        11,393   (13.80)%      17.77%***     -           -
                                  1.80%         13,871     9.622318       133,471   (13.89)%      17.66%***     -           -
        Extra Value ............  0.95%        135,932    12.796444     1,739,446   (12.45)%***    -            -           -
                                  1.00%         75,748    12.781911       968,204   (12.49)%***    -            -           -
                                  1.05%          5,179    12.767397        66,122   (12.54)%***    -            -           -
                                  1.10%         21,939    12.752885       279,786   (12.58)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%          5,120   12.738390        65,221    (12.62)%***       -            -           -
                                  1.20%          6,861   12.723887        87,299    (12.67)%***       -            -           -
                                  1.25%          1,804   10.350894        18,673    (12.71)%***       -            -           -
                                  1.30%            354   10.340635         3,661    (12.76)%***       -            -           -
                                  1.35%          1,250   10.330371        12,913    (12.80)%***       -            -           -
                                  1.40%          8,320   10.320116        85,863    (12.85)%***       -            -           -
                                  1.45%            929   10.309861         9,578    (12.89)%***       -            -           -
                                  1.50%            261   10.299633         2,688    (12.93)%***       -            -           -
                                  1.55%            382   10.289384         3,931    (12.98)%***       -            -           -
                                  1.65%            713   10.268906         7,322    (13.07)%***       -            -           -
                                  1.75%            238   10.248467         2,439    (13.16)%***       -            -           -
                                  1.80%             79   10.238256           809    (13.20)%***       -            -           -
                                  1.90%            111   10.217840         1,134    (13.29)%***       -            -           -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,026,407   16.916678    17,363,397    (16.96)%        155.91%***     -           -
                                  1.00%        631,683   16.902529    10,677,040    (17.00)%        155.81%***     -           -
                                  1.05%        105,996   16.888400     1,790,103    (17.05)%        155.70%***     -           -
                                  1.10%         56,584   16.874259       954,813    (17.09)%        155.60%***     -           -
                                  1.15%         23,281   16.860140       392,521    (17.13)%        155.50%***     -           -
                                  1.20%        568,318   16.846010     9,573,891    (17.17)%        155.40%***     -           -
                                  1.25%         35,104   16.831886       590,867    (17.21)%        155.29%***     -           -
                                  1.30%        175,053   16.817775     2,944,002    (17.26)%        155.19%***     -           -
                                  1.35%         30,873   16.803658       518,779    (17.30)%        155.09%***     -           -
                                  1.40%          8,808   16.789563       147,882    (17.34)%        154.99%***     -           -
                                  1.45%         12,922   16.775454       216,772    (17.38)%        154.89%***     -           -
                                  1.50%         26,552   16.761357       445,048    (17.42)%        154.78%***     -           -
                                  1.55%         10,978   16.747262       183,851    (17.46)%        154.68%***     -           -
                                  1.60%            615   16.733188        10,291    (17.51)%        154.58%***     -           -
                                  1.65%          6,308   16.719097       105,464    (17.55)%        154.48%***     -           -
                                  1.70%            139   16.705019         2,322    (17.59)%        154.37%***     -           -
                                  1.75%         16,670   16.690944       278,238    (17.63)%        154.27%***     -           -
                                  1.80%          7,580   16.676873       126,411    (17.67)%        154.17%***     -           -
                                  2.00%             59   16.620645           981    (17.84)%        153.76%***     -           -
        Extra Value ............  0.95%        569,339   16.831336     9,582,736    (23.11)%***       -            -           -
                                  1.00%        446,178   16.817252     7,503,488    (23.14)%***       -            -           -
                                  1.05%         45,027   16.803160       756,596    (23.18)%***       -            -           -
                                  1.10%         98,130   16.789058     1,647,510    (23.22)%***       -            -           -
                                  1.15%         52,937   16.774984       888,017    (23.26)%***       -            -           -
                                  1.20%         18,242   16.760904       305,752    (23.30)%***       -            -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         17,435   16.746817     291,981    (23.34)%***      -            -          -
                                  1.30%            809   16.732740      13,537    (23.38)%***      -            -          -
                                  1.35%          1,191   16.718668      19,912    (23.42)%***      -            -          -
                                  1.40%         15,375   16.704618     256,834    (23.46)%***      -            -          -
                                  1.45%          6,654   16.690547     111,059    (23.50)%***      -            -          -
                                  1.50%          4,291   16.676507      71,559    (23.54)%***      -            -          -
                                  1.55%          6,021   16.662458     100,325    (23.58)%***      -            -          -
                                  1.60%          4,022   16.648407      66,960    (23.62)%***      -            -          -
                                  1.65%          1,837   16.634392      30,557    (23.65)%***      -            -          -
                                  1.70%          2,195   16.620337      36,482    (23.69)%***      -            -          -
                                  1.75%          1,495   16.606309      24,826    (23.73)%***      -            -          -
                                  1.85%             86   16.578264       1,426    (23.81)%***      -            -          -
                                  1.90%             28   16.564252         464    (23.85)%***      -            -          -
                                  1.95%             53   16.550232         877    (23.89)%***      -            -          -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Initial Deposit Funding ...     -         100,000   17.186295   1,718,630    (16.96)%       155.91%***     -          -

Nationwide SAT - Nationwide
  Small Cap Value Fund:
     Tax and non-tax
       qualified ...............  0.95%      4,814,143   13.155704  63,333,440     10.15%         26.62%       (3.99)%   (10.90)%***
                                  1.00%      2,176,352   13.134786  28,585,918     10.09%         26.56%       (4.03)%   (10.95)%***
                                  1.05%        487,437   13.113877   6,392,189     10.04%         26.50%       (4.08)%   (11.00)%***
                                  1.10%        102,797   18.027390   1,853,162      9.98%         26.43%      117.69%***   -
                                  1.15%         30,134   18.006956     542,622      9.93%         26.37%      117.62%***   -
                                  1.20%        862,874   17.466310  15,071,225      9.87%         26.30%       77.43%***   -
                                  1.25%         34,587   17.445777     603,397      9.82%         26.24%       77.36%***   -
                                  1.30%        204,956   17.425261   3,571,412      9.76%         26.18%       77.30%***   -
                                  1.35%         32,546   17.925387     583,400      9.71%         26.11%      117.36%***   -
                                  1.40%         11,148   17.905028     199,605      9.65%         26.05%      117.30%***   -
                                  1.45%         12,587   17.884672     225,114      9.60%         25.98%      117.24%***   -
                                  1.50%         34,245   17.864340     611,764      9.54%         25.92%      117.17%***   -
                                  1.55%         14,174   17.844017     252,921      9.49%         25.86%      117.11%***   -
                                  1.60%            764   17.823704      13,617      9.43%         25.79%      117.04%***   -
                                  1.65%          5,027   17.803398      89,498      9.37%         25.73%      116.98%***   -
                                  1.70%          1,272   12.787277      16,265      9.32%         25.51%***     -          -
                                  1.75%          2,045   12.776504      26,128      9.26%         25.45%***     -          -
                                  1.80%          2,310   12.765722      29,489      9.21%         25.39%***     -          -
        Extra Value ............  0.95%        521,516   17.927244   9,349,345     11.47%***       -            -          -
                                  1.00%        315,970   17.906914   5,658,048     11.41%***       -            -          -
                                  1.05%         33,408   17.886580     597,555     11.36%***       -            -          -
                                  1.10%         43,492   17.866258     777,039     11.30%***       -            -          -
                                  1.15%         16,806   17.845938     299,919     11.25%***       -            -          -
                                  1.20%         21,271   17.825655     379,170     11.19%***       -            -          -
                                  1.25%          9,763   13.342749     130,265     11.13%***       -            -          -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          4,752   13.329535        63,342    11.08%***     -            -          -
                                  1.35%            788   13.316304        10,493    11.02%***     -            -          -
                                  1.40%         13,697   13.303105       182,213    10.97%***     -            -          -
                                  1.45%          6,545   13.289891        86,982    10.91%***     -            -          -
                                  1.50%          4,707   13.276689        62,493    10.86%***     -            -          -
                                  1.55%          7,680   13.263507       101,864    10.80%***     -            -          -
                                  1.60%          2,578   13.250319        34,159    10.75%***     -            -          -
                                  1.65%          3,822   13.237144        50,592    10.69%***     -            -          -
                                  1.70%            445   13.223965         5,885    10.63%***     -            -          -
                                  1.75%             33   13.210805           436    10.58%***     -            -          -
                                  1.80%            150   13.197628         1,980    10.52%***     -            -          -
                                  1.90%             90   13.171324         1,185    10.41%***     -            -          -
Nationwide SAT - Nationwide
  Small Company Fund:
     Tax and non-tax
       qualified ...............  0.95%      6,381,124   14.799910    94,440,061     7.87%       42.65%        0.05%    (23.95)%***
                                  1.00%      3,275,225   14.776367    48,395,927     7.81%       42.58%        -        (23.99)%***
                                  1.05%        559,475   14.752842     8,253,846     7.76%       42.51%       (0.05)%   (24.04)%***
                                  1.10%        133,435   18.598401     2,481,678     7.71%       42.44%       84.29%***   -
                                  1.15%         51,830   18.577322       962,863     7.65%       42.37%       84.23%***   -
                                  1.20%      1,312,706   18.398225    24,151,460     7.60%       42.29%       60.38%***   -
                                  1.25%         77,770   18.376589     1,429,147     7.54%       42.22%       60.32%***   -
                                  1.30%        349,046   18.354971     6,406,729     7.49%       42.15%       60.26%***   -
                                  1.35%         65,782   18.493168     1,216,518     7.44%       42.08%       83.99%***   -
                                  1.40%         33,617   18.472168       620,979     7.38%       42.01%       83.92%***   -
                                  1.45%         17,982   18.451164       331,789     7.33%       41.93%       83.86%***   -
                                  1.50%         57,030   18.430186     1,051,074     7.27%       41.86%       83.80%***   -
                                  1.55%         22,938   18.409209       422,270     7.22%       41.79%       83.74%***   -
                                  1.60%            491   18.388267         9,029     7.16%       41.72%       83.68%***   -
                                  1.65%          8,378   18.367325       153,881     7.11%       41.65%       83.62%***   -
                                  1.70%          3,350   15.121378        50,657     7.06%       62.00%***     -          -
                                  1.75%          3,878   15.108647        58,591     7.00%       61.93%***     -          -
                                  1.80%          1,037   15.095906        15,654     6.95%       61.86%***     -          -
                                  1.90%              4   15.070448            60     6.84%       61.71%***     -          -
        Extra Value ............  0.95%        917,234   18.504013    16,972,510     1.36%***     -            -          -
                                  1.00%        655,683   18.483030    12,119,009     1.31%***     -            -          -
                                  1.05%         65,137   18.462044     1,202,562     1.26%***     -            -          -
                                  1.10%        161,570   18.441081     2,979,525     1.21%***     -            -          -
                                  1.15%         26,037   18.420139       479,605     1.16%***     -            -          -
                                  1.20%         53,846   18.399189       990,723     1.11%***     -            -          -
                                  1.25%         28,993   15.356464       445,230     1.06%***     -            -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          1,975   15.341263       30,299    1.01%***      -             -           -
                                  1.35%          2,184   15.326036       33,472    0.96%***      -             -           -
                                  1.40%         52,906   15.310860      810,036    0.90%***      -             -           -
                                  1.45%          9,929   15.295646      151,870    0.85%***      -             -           -
                                  1.50%          9,183   15.280478      140,321    0.80%***      -             -           -
                                  1.55%          6,391   15.265297       97,561    0.75%***      -             -           -
                                  1.60%          2,404   15.250126       36,661    0.70%***      -             -           -
                                  1.65%          8,266   15.234953      125,932    0.65%***      -             -           -
                                  1.70%            606   15.219794        9,223    0.60%***      -             -           -
                                  1.75%            704   15.204656       10,704    0.55%***      -             -           -
                                  1.80%             71   15.189513        1,078    0.50%***      -             -           -
                                  1.85%             25   15.174391          379    0.45%***      -             -           -
Nationwide SAT - Nationwide
  Strategic ValueFund:
     Tax and non-tax
       qualified ...............  0.95%        937,668   10.326230    9,682,575    6.59%        (3.99)%       (0.56)%      9.13%***
                                  1.00%        610,165   10.309817    6,290,689    6.54%        (4.04)%       (0.61)%      9.08%***
                                  1.05%        119,251   10.293400    1,227,498    6.49%        (4.09)%       (0.66)%      9.03%***
                                  1.10%          8,281   13.293158      110,081    6.43%        (4.14)%      120.24%***    -
                                  1.15%          2,517   13.278102       33,421    6.38%        (4.18)%      120.18%***    -
                                  1.20%        174,755   12.704964    2,220,256    6.33%        (4.23)%       74.17%***    -
                                  1.25%         14,900   12.690016      189,081    6.27%        (4.28)%       74.10%***    -
                                  1.30%         32,366   12.675084      410,242    6.22%        (4.33)%       74.04%***    -
                                  1.35%          8,325   13.217900      110,039    6.17%        (4.38)%      119.92%***    -
                                  1.40%          4,131   13.202878       54,541    6.11%        (4.43)%      119.85%***    -
                                  1.45%          3,419   13.187886       45,089    6.06%        (4.48)%      119.79%***    -
                                  1.50%         11,997   13.172860      158,035    6.00%        (4.52)%      119.72%***    -
                                  1.55%          1,867   13.157882       24,566    5.95%        (4.57)%      119.66%***    -
                                  1.60%            119   13.142888        1,564    5.90%        (4.62)%      119.59%***    -
                                  1.65%          1,035   13.127925       13,587    5.84%        (4.67)%      119.53%***    -
                                  1.80%            901    9.027908        8,134    5.68%       (21.91)%***     -           -
        Extra Value ............  0.95%         31,054   13.204656      410,057    8.23%***      -             -           -
                                  1.00%         53,570   13.189671      706,571    8.18%***      -             -           -
                                  1.05%         12,019   13.174668      158,346    8.13%***      -             -           -
                                  1.10%          1,934   13.159697       25,451    8.07%***      -             -           -
                                  1.15%          1,067   13.144720       14,025    8.02%***      -             -           -
                                  1.20%         11,209   13.129756      147,171    7.96%***      -             -           -
                                  1.40%          2,190   10.429501       22,841    7.75%***      -             -           -
                                  1.45%            252   10.419119        2,626    7.69%***      -             -           -
                                  1.65%            144   10.377722        1,494    7.48%***      -             -           -
Nationwide SAT - Mid Cap
  Growth Fund - Strong:
     Tax and non-tax
       qualified ...............  0.95%      3,465,292   17.766242   61,565,216  (16.18)%       83.00%        13.51%      12.64%***
                                  1.00%      2,026,048   17.737976   35,937,991  (16.22)%       82.91%        13.45%      12.59%***
                                  1.05%        257,361   17.709761    4,557,802  (16.26)%       82.82%        13.39%      12.54%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        175,471   19.374164     3,399,604     (16.31)%      82.72%       105.95%***    -
                                  1.15%         46,725   19.352193       904,231     (16.35)%      82.63%       105.89%***    -
                                  1.20%      1,029,346   19.022019    19,580,239     (16.39)%      82.54%        73.76%***    -
                                  1.25%         86,140   18.999657     1,636,630     (16.43)%      82.45%        73.69%***    -
                                  1.30%        297,231   18.977298     5,640,641     (16.47)%      82.36%        73.63%***    -
                                  1.35%         35,432   19.264494       682,580     (16.52)%      82.26%       105.64%***    -
                                  1.40%         13,165   19.242613       253,329     (16.56)%      82.17%       105.57%***    -
                                  1.45%          9,433   19.220739       181,309     (16.60)%      82.08%       105.51%***    -
                                  1.50%         59,186   19.198852     1,136,303     (16.64)%      81.99%       105.44%***    -
                                  1.55%          5,814   19.177019       111,495     (16.69)%      81.89%       105.38%***    -
                                  1.60%            982   19.155179        18,810     (16.73)%      81.80%       105.32%***    -
                                  1.65%          8,677   19.133359       166,020     (16.77)%      81.71%       105.25%***    -
                                  1.70%            437   12.194050         5,329     (16.81)%      70.02%***      -           -
                                  1.75%         21,744   12.183768       264,924     (16.85)%      69.95%***      -           -
                                  1.80%             41   12.173489           499     (16.90)%      69.87%***      -           -
                                  1.90%             14   12.152925           170     (16.98)%      69.72%***      -           -
        Extra Value ............  0.95%        670,835   19.287913    12,939,007     (23.95)%***    -             -           -
                                  1.00%        991,277   19.266026    19,097,968     (23.99)%***    -             -           -
                                  1.05%         62,680   19.244138     1,206,223     (24.03)%***    -             -           -
                                  1.10%        115,255   19.222288     2,215,465     (24.07)%***    -             -           -
                                  1.15%         39,489   19.200441       758,206     (24.11)%***    -             -           -
                                  1.20%         39,397   19.178592       755,579     (24.15)%***    -             -           -
                                  1.25%         46,232   14.925252       690,024     (24.19)%***    -             -           -
                                  1.30%          9,996   14.910479       149,045     (24.22)%***    -             -           -
                                  1.35%          7,477   14.895685       111,375     (24.26)%***    -             -           -
                                  1.40%         28,263   14.880925       420,580     (24.30)%***    -             -           -
                                  1.45%          9,564   14.866149       142,180     (24.34)%***    -             -           -
                                  1.50%          7,808   14.851385       115,960     (24.38)%***    -             -           -
                                  1.55%          7,641   14.836614       113,367     (24.42)%***    -             -           -
                                  1.60%         13,847   14.821873       205,238     (24.46)%***    -             -           -
                                  1.65%          1,315   14.807150        19,471     (24.50)%***    -             -           -
                                  1.70%          3,033   14.792416        44,865     (24.53)%***    -             -           -
                                  1.75%          1,481   14.777679        21,886     (24.57)%***    -             -           -
                                  1.80%             70   14.762964         1,033     (24.61)%***    -             -           -
                                  1.85%             71   14.748240         1,047     (24.65)%***    -             -           -
                                  1.90%            119   14.733531         1,753     (24.69)%***    -             -           -
                                  1.95%             22   14.718828           324     (24.73)%***    -             -           -
                                  2.00%            101   14.704149         1,485     (24.77)%***    -             -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
Nationwide SAT - Total Return Fund:
     Tax and non-tax
       qualified ...............  0.95%     21,604,237   12.303050   265,798,008   (3.05)%       5.93%        16.95%      15.04%***
                                  1.00%     13,786,712   12.283490   169,348,939   (3.09)%       5.87%        16.89%      14.99%***
                                  1.05%      2,193,618   12.263952    26,902,426   (3.14)%       5.82%        16.84%      14.94%***
                                  1.10%        897,268   12.280107    11,018,547   (3.19)%       5.77%        79.14%***    -
                                  1.15%        269,891   12.266207     3,310,539   (3.24)%       5.71%        79.08%***    -
                                  1.20%      1,939,840   12.230458    23,725,132   (3.29)%       5.66%        58.95%***    -
                                  1.25%        242,523   12.216049     2,962,673   (3.34)%       5.61%        58.89%***    -
                                  1.30%        514,713   12.201684     6,280,365   (3.39)%       5.55%        58.83%***    -
                                  1.35%        118,911   12.210612     1,451,976   (3.43)%       5.50%        78.84%***    -
                                  1.40%        115,554   12.196740     1,409,382   (3.48)%       5.45%        78.78%***    -
                                  1.45%         94,783   12.182869     1,154,729   (3.53)%       5.39%        78.72%***    -
                                  1.50%        112,594   12.169023     1,370,159   (3.58)%       5.34%        78.66%***    -
                                  1.55%         15,150   12.155152       184,151   (3.63)%       5.29%        78.60%***    -
                                  1.60%          7,070   12.141316        85,839   (3.68)%       5.23%        78.54%***    -
                                  1.65%         31,574   12.127493       382,913   (3.73)%       5.18%        78.48%***    -
                                  1.70%          8,286    9.480069        78,552   (3.78)%      (2.22)%***     -           -
                                  1.75%            251    9.472081         2,377   (3.82)%      (2.27)%***     -           -
                                  1.80%          3,578    9.464087        33,863   (3.87)%      (2.32)%***     -           -
     Extra Value ...............  0.95%      1,775,282   12.201268    21,660,691   (0.51)%***    -             -           -
                                  1.00%      1,525,750   12.187418    18,594,953   (0.56)%***    -             -           -
                                  1.05%        114,829   12.173568     1,397,879   (0.61)%***    -             -           -
                                  1.10%        186,179   12.159716     2,263,884   (0.66)%***    -             -           -
                                  1.15%         45,410   12.145887       551,545   (0.71)%***    -             -           -
                                  1.20%         72,364   12.132071       877,925   (0.76)%***    -             -           -
                                  1.25%         57,777   10.170866       587,642   (0.81)%***    -             -           -
                                  1.30%          1,579   10.160770        16,044   (0.86)%***    -             -           -
                                  1.35%          3,558   10.150696        36,116   (0.91)%***    -             -           -
                                  1.40%         55,314   10.140613       560,918   (0.96)%***    -             -           -
                                  1.45%          7,522   10.130541        76,202   (1.01)%***    -             -           -
                                  1.50%          7,818   10.120477        79,122   (1.06)%***    -             -           -
                                  1.55%          8,118   10.110405        82,076   (1.11)%***    -             -           -
                                  1.60%            894   10.100353         9,030   (1.16)%***    -             -           -
                                  1.65%          5,246   10.090301        52,934   (1.21)%***    -             -           -
                                  1.70%            197   10.080262         1,986   (1.26)%***    -             -           -
Neuberger & Berman AMT -
  Guardian Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      2,192,923   15.622790    34,259,576    0.18%       13.84%        30.42%      31.21%***
                                  1.00%      1,357,933   15.597974    21,181,004    0.13%       13.78%        30.35%      31.16%***
                                  1.05%        288,948   15.573167     4,499,835    0.07%       13.73%        30.29%      31.10%***
                                  1.10%         86,653   14.652210     1,269,658    0.02%       13.67%       114.62%***    -
                                  1.15%         21,785   14.635622       318,837   (0.03)%      13.61%       114.55%***    -
                                  1.20%        615,977   13.965623     8,602,503   (0.08)%      13.55%        69.10%***    -
                                  1.25%         35,455   13.949218       494,570   (0.13)%      13.50%        69.04%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%        119,521    13.932809     1,665,263   (0.18)%     13.44%         68.97%***    -
                                  1.35%         19,143    14.569299       278,900   (0.23)%     13.38%        114.30%***    -
                                  1.40%         24,082    14.552749       350,459   (0.28)%     13.32%        114.23%***    -
                                  1.45%          3,186    14.536223        46,312   (0.33)%     13.27%        114.17%***    -
                                  1.50%         23,428    14.519679       340,167   (0.38)%     13.21%        114.10%***    -
                                  1.55%          1,378    14.503162        19,985   (0.43)%     13.15%        114.04%***    -
                                  1.65%          2,443    14.470155        35,351   (0.53)%     13.04%        113.91%***    -
                                  1.70%            285     9.910972         2,825   (0.58)%     (0.47)%***      -           -
                                  1.75%          3,472     9.902625        34,382   (0.63)%     (0.52)%***      -           -
                                  1.80%          7,213     9.894278        71,367   (0.68)%     (0.57)%***      -           -
     Extra Value ...............  0.95%        315,183    14.561147     4,589,426    1.79%***    -              -           -
                                  1.00%        204,933    14.544597     2,980,668    1.74%***    -              -           -
                                  1.05%         11,863    14.528080       172,347    1.69%***    -              -           -
                                  1.10%         33,639    14.511581       488,155    1.64%***    -              -           -
                                  1.15%         35,993    14.495072       521,721    1.59%***    -              -           -
                                  1.20%          9,138    14.478592       132,305    1.54%***    -              -           -
                                  1.25%          5,055    10.839853        54,795    1.49%***    -              -           -
                                  1.30%            849    10.829091         9,194    1.44%***    -              -           -
                                  1.35%            800    10.818352         8,655    1.39%***    -              -           -
                                  1.40%          3,850    10.807613        41,609    1.33%***    -              -           -
                                  1.45%            927    10.796885        10,009    1.28%***    -              -           -
                                  1.50%          8,310    10.786167        89,633    1.23%***    -              -           -
                                  1.55%          1,946    10.775435        20,969    1.18%***    -              -           -
                                  1.65%            497    10.754017         5,345    1.08%***    -              -           -
                                  1.70%            455    10.743293         4,888    1.03%***    -              -           -
                                  1.75%             75    10.732608           805    0.98%***    -              -           -
Neuberger & Berman AMT - Mid-Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      4,352,912    22.558120    98,193,511   (8.34)%     52.43%         37.96%     105.39%***
                                  1.00%      2,636,101    22.522251    59,370,928   (8.38)%     52.35%         37.89%     105.33%***
                                  1.05%        484,306    22.486438    10,890,317   (8.43)%     52.28%         37.82%     105.27%***
                                  1.10%        209,639    19.610857     4,111,200   (8.47)%     52.20%        161.90%***    -
                                  1.15%         70,637    19.588644     1,383,683   (8.52)%     52.12%        161.83%***    -
                                  1.20%      1,748,237    19.049729    33,303,441   (8.57)%     52.04%        110.85%***    -
                                  1.25%        128,340    19.027345     2,441,969   (8.61)%     51.97%        110.79%***    -
                                  1.30%        595,478    19.004946    11,317,027   (8.66)%     51.89%        110.72%***    -
                                  1.35%         43,144    19.499868       841,302   (8.70)%     51.81%        161.55%***    -
                                  1.40%         33,898    19.477696       660,255   (8.75)%     51.74%        161.48%***    -
                                  1.45%         17,949    19.455564       349,208   (8.80)%     51.66%        161.41%***    -
                                  1.50%         73,932    19.433420     1,436,752   (8.84)%     51.58%        161.34%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          7,138    19.411326       138,558   (8.89)%     51.51%        161.27%***    -
                                  1.60%          4,041    19.389212        78,352   (8.93)%     51.43%        161.20%***    -
                                  1.65%         21,141    19.367124       409,440   (8.98)%     51.35%        161.13%***    -
                                  1.70%          5,591    13.886316        77,638   (9.03)%     79.12%***       -           -
                                  1.75%         20,006    13.874614       277,576   (9.07)%     79.05%***       -           -
                                  1.80%            168    13.862902         2,329   (9.12)%     78.97%***       -           -
                                  1.90%              8    13.839506           111   (9.21)%     78.82%***       -           -
                                  2.00%            103    13.816124         1,423   (9.30)%     78.66%***       -           -
    Extra Value ................  0.95%      1,357,858    19.513867    26,497,060  (17.39)%***     -            -           -
                                  1.00%      1,107,012    19.491733    21,577,582  (17.43)%***     -            -           -
                                  1.05%         91,579    19.469588     1,783,005  (17.48)%***     -            -           -
                                  1.10%        204,403    19.447467     3,975,121  (17.52)%***     -            -           -
                                  1.15%         98,486    19.425379     1,913,128  (17.56)%***     -            -           -
                                  1.20%         69,707    19.403303     1,352,546  (17.60)%***     -            -           -
                                  1.25%         51,556    13.687882       705,692  (17.64)%***     -            -           -
                                  1.30%         10,522    13.674315       143,881  (17.69)%***     -            -           -
                                  1.35%          6,275    13.660765        85,721  (17.73)%***     -            -           -
                                  1.40%         39,859    13.647196       543,964  (17.77)%***     -            -           -
                                  1.45%         20,664    13.633644       281,726  (17.81)%***     -            -           -
                                  1.50%         13,566    13.620102       184,770  (17.85)%***     -            -           -
                                  1.55%         16,051    13.606573       218,399  (17.90)%***     -            -           -
                                  1.60%         19,089    13.593041       259,478  (17.94)%***     -            -           -
                                  1.65%          6,870    13.579509        93,291  (17.98)%***     -            -           -
                                  1.70%          7,586    13.566002       102,912  (18.02)%***     -            -           -
                                  1.75%          4,280    13.552487        58,005  (18.06)%***     -            -           -
                                  1.80%             77    13.538977         1,043  (18.11)%***     -            -           -
                                  1.85%            572    13.525488         7,737  (18.15)%***     -            -           -
                                  1.90%            241    13.511997         3,256  (18.19)%***     -            -           -
                                  1.95%            134    13.498515         1,809  (18.23)%***     -            -           -
Neuberger & Berman AMT -
  Partners Portfolio:
    Tax and non-tax
      qualified ................  0.95%      5,060,823    11.094953    56,149,593   (0.25)%        6.35%        3.22%       8.20%***
                                  1.00%      3,494,789    11.077328    38,712,924   (0.30)%        6.30%        3.17%       8.15%***
                                  1.05%        590,433    11.059680     6,530,000   (0.35)%        6.24%        3.11%       8.10%***
                                  1.10%         80,109    12.541566     1,004,692   (0.40)%        6.19%       73.77%***    -
                                  1.15%         18,790    12.527350       235,389   (0.45)%        6.14%       73.71%***    -
                                  1.20%        600,826    12.477284     7,496,677   (0.50)%        6.08%       54.52%***    -
                                  1.25%         57,882    12.462618       721,361   (0.55)%        6.03%       54.46%***    -
                                  1.30%        126,913    12.447943     1,579,806   (0.60)%        5.97%       54.40%***    -
                                  1.35%         34,027    12.470576       424,336   (0.65)%        5.92%       73.47%***    -
                                  1.40%          4,807    12.456413        59,878   (0.70)%        5.87%       73.41%***    -
                                  1.45%          6,242    12.442244        77,664   (0.75)%        5.81%       73.35%***    -
                                  1.50%          7,567    12.428094        94,043   (0.80)%        5.76%       73.29%***    -
                                  1.55%          1,004    12.413955        12,464   (0.85)%        5.71%       73.23%***    -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.65%        3,832     12.385684       47,462     (0.95)%       5.60%       73.11%***    -
                                  1.70%           50      9.409456          470     (1.00)%      (7.45)%***    -           -
        Extra Value ............  0.95%      205,770     12.459551    2,563,802      1.14%***     -            -           -
                                  1.00%      275,078     12.445426    3,423,463      1.09%***     -            -           -
                                  1.05%        5,295     12.431268       65,824      1.04%***     -            -           -
                                  1.10%       37,207     12.417130      462,004      0.99%***     -            -           -
                                  1.15%       18,658     12.403018      231,416      0.94%***     -            -           -
                                  1.20%        6,649     12.388900       82,374      0.89%***     -            -           -
                                  1.25%        5,427     10.404035       56,463      0.84%***     -            -           -
                                  1.30%          573     10.393707        5,956      0.79%***     -            -           -
                                  1.40%        8,885     10.373074       92,165      0.68%***     -            -           -
                                  1.45%          105     10.362785        1,088      0.63%***     -            -           -
                                  1.50%          232     10.352478        2,402      0.58%***     -            -           -
                                  1.55%        1,283     10.342181       13,269      0.53%***     -            -           -
                                  1.65%          753     10.321615        7,772      0.43%***     -            -           -
                                  1.70%          387     10.311331        3,990      0.38%***     -            -           -
                                  1.75%          255     10.301046        2,627      0.33%***     -            -           -
                                  1.80%           88     10.290792          906      0.28%***     -            -           -
                                  1.90%          118     10.270277        1,212      0.18%***     -            -           -
Oppenheimer - Aggressive Growth
  Fund/VA:
     Tax and non-tax
       qualified ...............  0.95%    8,632,584     16.965058  146,452,288    (12.08)%      81.86%       11.29%     (28.89)%***
                                  1.00%    5,195,398     16.938069   88,000,010    (12.12)%      81.77%       11.24%     (28.94)%***
                                  1.05%      749,951     16.911124   12,682,514    (12.17)%      81.68%       11.18%     (28.99)%***
                                  1.10%      368,023     21.029849    7,739,468    (12.21)%      81.59%      126.72%***    -
                                  1.15%      133,088     21.006006    2,795,647    (12.26)%      81.50%      126.65%***    -
                                  1.20%    1,868,167     20.620784   38,523,068    (12.30)%      81.41%       88.66%***    -
                                  1.25%      191,006     20.596567    3,934,068    (12.34)%      81.31%       88.59%***    -
                                  1.30%      682,644     20.572328   14,043,576    (12.39)%      81.22%       88.53%***    -
                                  1.35%      111,547     20.910873    2,332,545    (12.43)%      81.13%      126.39%***    -
                                  1.40%       60,456     20.887100    1,262,751    (12.48)%      81.04%      126.32%***    -
                                  1.45%       45,731     20.863367      954,103    (12.52)%      80.95%      126.26%***    -
                                  1.50%      110,550     20.839650    2,303,823    (12.56)%      80.86%      126.19%***    -
                                  1.55%       34,453     20.815942      717,172    (12.61)%      80.77%      126.13%***    -
                                  1.60%        8,479     20.792245      176,297    (12.65)%      80.67%      126.06%***    -
                                  1.65%       31,318     20.768575      650,430    (12.70)%      80.58%      125.99%***    -
                                  1.70%        6,738     14.023027       94,487    (12.74)%      91.25%***     -           -
                                  1.75%       25,894     14.011209      362,806    (12.79)%      91.17%***     -           -
                                  1.80%        7,134     13.999397       99,872    (12.83)%      91.08%***     -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      1,618,687   20.941511    33,897,752   (24.35)%***    -            -           -
                                  1.00%      1,754,462   20.917749    36,699,396   (24.39)%***    -            -           -
                                  1.05%        142,326   20.894024     2,973,763   (24.43)%***    -            -           -
                                  1.10%        194,061   20.870306     4,050,112   (24.46)%***    -            -           -
                                  1.15%         56,917   20.846601     1,186,526   (24.50)%***    -            -           -
                                  1.20%         74,636   20.822911     1,554,139   (24.54)%***    -            -           -
                                  1.25%         71,747   15.545189     1,115,321   (24.58)%***    -            -           -
                                  1.30%          9,523   15.529789       147,890   (24.62)%***    -            -           -
                                  1.35%         10,220   15.514400       158,557   (24.66)%***    -            -           -
                                  1.40%         80,705   15.499019     1,250,848   (24.70)%***    -            -           -
                                  1.45%         23,450   15.483640       363,091   (24.73)%***    -            -           -
                                  1.50%         15,234   15.468274       235,644   (24.77)%***    -            -           -
                                  1.55%         15,841   15.452919       244,790   (24.81)%***    -            -           -
                                  1.60%          6,374   15.437563        98,399   (24.85)%***    -            -           -
                                  1.65%         11,061   15.422212       170,585   (24.89)%***    -            -           -
                                  1.70%          6,925   15.406881       106,693   (24.93)%***    -            -           -
                                  1.75%          1,649   15.391541        25,381   (24.97)%***    -            -           -
                                  1.80%            219   15.376225         3,367   (25.01)%***    -            -           -
                                  1.85%             90   15.360898         1,382   (25.04)%***    -            -           -
                                  1.90%             61   15.345595           936   (25.08)%***    -            -           -
                                  1.95%             53   15.330298           813   (25.12)%***    -            -           -
Oppenheimer - Capital
  Appreciation Fund/VA:
        Tax and non-tax
          qualified ............  0.95%      9,380,541   16.737106   157,003,109    (1.17)%      40.31%       22.82%     (10.69)%***
                                  1.00%      5,816,657   16.710507    97,199,288    (1.22)%      40.24%       22.76%     (10.74)%***
                                  1.05%        901,398   16.683918    15,038,850    (1.27)%      40.17%       22.70%     (10.79)%***
                                  1.10%        340,161   18.310774     6,228,611    (1.32)%      40.10%      128.83%***    -
                                  1.15%        140,037   18.290036     2,561,282    (1.37)%      40.03%      128.76%***    -
                                  1.20%      2,455,181   17.594890    43,198,640    (1.42)%      39.96%       82.42%***    -
                                  1.25%        222,363   17.574219     3,907,856    (1.47)%      39.89%       82.35%***    -
                                  1.30%        665,833   17.553551    11,687,734    (1.52)%      39.82%       82.29%***    -
                                  1.35%        127,533   18.207193     2,322,018    (1.57)%      39.75%      128.50%***    -
                                  1.40%         78,143   18.186519     1,421,149    (1.62)%      39.67%      128.43%***    -
                                  1.45%         57,338   18.165855     1,041,594    (1.67)%      39.60%      128.37%***    -
                                  1.50%        123,043   18.145209     2,232,641    (1.72)%      39.53%      128.30%***    -
                                  1.55%          3,147   18.124562        57,038    (1.77)%      39.46%      128.23%***    -
                                  1.60%          4,107   18.103937        74,353    (1.82)%      39.39%      128.17%***    -
                                  1.65%         29,076   18.083324       525,791    (1.87)%      39.32%      128.10%***    -
                                  1.70%          7,314   12.514763        91,533    (1.92)%      41.48%***     -           -
                                  1.75%         28,651   12.504224       358,259    (1.97)%      41.41%***     -           -
                                  1.80%         44,316   12.493669       553,669    (2.02)%      41.35%***     -           -
        Extra Value ............  0.95%      1,618,489   18.214917    29,480,643    (1.91)%***    -            -           -
                                  1.00%      2,527,252   18.194238    45,981,424    (1.96)%***    -            -           -
                                  1.05%        132,909   18.173598     2,415,435    (2.01)%***    -            -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000        CONTRACT                      1999        1998       1997
                                ASSET                   UNIT FAIR      OWNERS'          TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE        UNITS       VALUE        EQUITY          RETURN**     RETURN**    RETURN**   RETURN**
                                1.10%        258,348     18.152960     4,689,781      (2.06)%***       -           -          -
                                1.15%         69,157     18.132340     1,253,978      (2.10)%***       -           -          -
                                1.20%         84,182     18.111721     1,524,681      (2.15)%***       -           -          -
                                1.25%        339,073     13.354099     4,528,014      (2.20)%***       -           -          -
                                1.30%         14,399     13.340856       192,095      (2.25)%***       -           -          -
                                1.35%          4,823     13.327635        64,279      (2.30)%***       -           -          -
                                1.40%         71,488     13.314418       951,821      (2.35)%***       -           -          -
                                1.45%         24,318     13.301197       323,459      (2.40)%***       -           -          -
                                1.50%         14,643     13.288010       194,576      (2.45)%***       -           -          -
                                1.55%         14,465     13.274789       192,020      (2.50)%***       -           -          -
                                1.60%          6,340     13.261607        84,079      (2.55)%***       -           -          -
                                1.65%          7,234     13.248407        95,839      (2.60)%***       -           -          -
                                1.70%         10,797     13.235238       142,901      (2.65)%***       -           -          -
                                1.75%          1,188     13.222067        15,708      (2.70)%***       -           -          -
                                1.80%             74     13.208895           977      (2.74)%***       -           -          -
                                1.85%            229     13.195722         3,022      (2.79)%***       -           -          -
                                1.90%            177     13.182583         2,333      (2.84)%***       -           -          -
                                1.95%            153     13.169441         2,015      (2.89)%***       -           -          -
Oppenheimer Global Securities
  Fund/VA:
    Tax and non-tax             0.95%      1,256,646      9.537743    11,985,567      (6.89)%***       -           -          -
      qualified...............  1.00%        620,793      9.534566     5,918,992      (6.94)%***       -           -          -
                                1.05%         84,451      9.531378       804,934      (6.99)%***       -           -          -
                                1.10%         47,058      9.528196       448,378      (7.03)%***       -           -          -
                                1.15%         23,835      9.525016       227,029      (7.08)%***       -           -          -
                                1.20%        683,327      9.521827     6,506,521      (7.13)%***       -           -          -
                                1.25%         43,537      9.518646       414,413      (7.18)%***       -           -          -
                                1.30%        368,734      9.515462     3,508,674      (7.22)%***       -           -          -
                                1.35%         38,369      9.512275       364,976      (7.27)%***       -           -          -
                                1.40%          4,806      9.509088        45,701      (7.32)%***       -           -          -
                                1.45%         27,413      9.505903       260,585      (7.37)%***       -           -          -
                                1.50%         24,724      9.502715       234,945      (7.41)%***       -           -          -
                                1.65%          3,473      9.493145        32,970      (7.56)%***       -           -          -
                                1.70%            405      9.489961         3,843      (7.60)%***       -           -          -
                                1.80%         29,533      9.483571       280,078      (7.70)%***       -           -          -
    Extra Value ..............  0.95%        488,954     15.073936     7,370,461      (7.19)%***       -           -          -
                                1.00%        374,857     15.061214     5,645,801      (7.24)%***       -           -          -
                                1.05%         41,827     15.048479       629,433      (7.29)%***       -           -          -
                                1.10%         41,425     15.035758       622,856      (7.34)%***       -           -          -
                                1.15%         11,159     15.023047       167,642      (7.38)%***       -           -          -

                                                        2000         CONTRACT                    1999        1998        1997
                                ASSET                UNIT FAIR       OWNERS'        TOTAL        TOTAL       TOTAL       TOTAL
                                CHARGE      UNITS      VALUE         EQUITY        RETURN**     RETURN**    RETURN**    RETURN**
                                1.20%      18,705    15.010318       280,768      (7.43)%***      -           -           -
                                1.25%      23,407    14.997617       351,049      (7.48)%***      -           -           -
                                1.30%       6,322    14.984908        94,735      (7.53)%***      -           -           -
                                1.35%         647    14.972214         9,687      (7.57)%***      -           -           -
                                1.40%       4,837    14.959511        72,359      (7.62)%***      -           -           -
                                1.45%       8,037    14.946825       120,128      (7.67)%***      -           -           -
                                1.50%      13,896    14.934133       207,525      (7.72)%***      -           -           -
                                1.55%         682    14.921452        10,176      (7.76)%***      -           -           -
                                1.60%         841    14.908750        12,538      (7.81)%***      -           -           -
                                1.65%         871    14.896100        12,975      (7.86)%***      -           -           -
                                1.70%          92    14.883434         1,369      (7.91)%***      -           -           -
Oppenheimer Main Street Growth
  & Income/VA:
    Tax and non-tax             0.95%   9,160,617    11.590413   106,175,334      (9.64)%        20.55%       3.71%      16.06%***
      qualified ..............  1.00%   5,826,470    11.571981    67,423,800      (9.68)%        20.49%       3.65%      16.01%***
                                1.05%   1,115,013    11.553551    12,882,360      (9.73)%        20.43%       3.60%      15.96%***
                                1.10%     285,479    13.402637     3,826,171      (9.77)%        20.37%      92.93%***    -
                                1.15%     133,090    13.387444     1,781,735      (9.82)%        20.31%      92.86%***    -
                                1.20%   2,986,885    13.168121    39,331,663      (9.86)%        20.25%      64.34%***    -
                                1.25%     316,642    13.152642     4,164,679      (9.91)%        20.19%      64.28%***    -
                                1.30%   1,064,402    13.137180    13,983,241      (9.96)%        20.13%      64.22%***    -
                                1.35%     163,028    13.326790     2,172,640     (10.00)%        20.07%      92.62%***    -
                                1.40%      79,005    13.311650     1,051,687     (10.05)%        20.01%      92.56%***    -
                                1.45%      83,911    13.296520     1,115,724     (10.09)%        19.94%      92.49%***    -
                                1.50%     174,299    13.281403     2,314,935     (10.14)%        19.88%      92.43%***    -
                                1.55%      24,874    13.266293       329,986     (10.18)%        19.82%      92.37%***    -
                                1.60%       5,861    13.251196        77,665     (10.23)%        19.76%      92.31%***    -
                                1.65%      59,147    13.236091       782,875     (10.27)%        19.70%      92.25%***    -
                                1.70%      12,049     9.671852       116,536     (10.32)%        11.79%***    -           -
                                1.75%       8,317     9.663699        80,373     (10.36)%        11.74%***    -           -
                                1.80%      39,310     9.655553       379,560     (10.41)%        11.68%***    -           -
                                1.90%          17     9.639258           164     (10.50)%        11.57%***    -           -
    Extra Value ..............  0.95%   2,265,608    13.322658    30,183,921     (10.14)%***      -           -           -
                                1.00%   2,196,927    13.307548    29,235,712     (10.19)%***      -           -           -
                                1.05%     232,186    13.292427     3,086,315     (10.24)%***      -           -           -
                                1.10%     238,775    13.277308     3,170,289     (10.28)%***      -           -           -
                                1.15%     179,948    13.262232     2,386,512     (10.33)%***      -           -           -
                                1.20%      96,238    13.247136     1,274,878     (10.37)%***      -           -           -
                                1.25%      47,030    10.767178       506,380     (10.42)%***      -           -           -
                                1.30%      10,865    10.756516       116,870     (10.46)%***      -           -           -
                                1.35%      10,000    10.745846       107,458     (10.51)%***      -           -           -
                                1.40%      96,024    10.735184     1,030,835     (10.55)%***      -           -           -
                                1.45%      32,444    10.724529       347,947     (10.60)%***      -           -           -
                                1.50%      22,952    10.713861       245,905     (10.64)%***      -           -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                               2000         CONTRACT                   1999       1998      1997
                                     ASSET                   UNIT FAIR      OWNERS'       TOTAL        TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY       RETURN**     RETURN**   RETURN**  RETURN**
                                     1.55%      36,827       10.703220      394,167     (10.69)%***      -          -         -
                                     1.60%       2,472       10.692568       26,432     (10.73)%***      -          -         -
                                     1.65%       4,797       10.681941       51,241     (10.78)%***      -          -         -
                                     1.70%      19,928       10.671295      212,658     (10.82)%***      -          -         -
                                     1.75%       7,902       10.660669       84,241     (10.87)%***      -          -         -
                                     1.80%         257       10.650054        2,737     (10.92)%***      -          -         -
                                     1.85%          96       10.639431        1,021     (10.96)%***      -          -         -
                                     1.90%         408       10.628821        4,337     (11.01)%***      -          -         -
                                     1.95%          59       10.618201          626     (11.05)%***      -          -         -
                                     2.00%         156       10.607604        1,655     (11.10)%***      -          -         -
Strong Opportunity Fund II, Inc.:
  Tax and non-tax qualified .......  0.95%     752,002        9.792343    7,363,862      (2.76)%***      -          -         -
                                     1.00%     543,371        9.789079    5,319,102      (2.81)%***      -          -         -
                                     1.05%      31,598        9.785815      309,212      (2.86)%***      -          -         -
                                     1.10%      29,289        9.782545      286,521      (2.91)%***      -          -         -
                                     1.15%       6,669        9.779277       65,218      (2.96)%***      -          -         -
                                     1.20%     712,219        9.776003    6,962,655      (3.01)%***      -          -         -
                                     1.25%      33,856        9.772739      330,866      (3.06)%***      -          -         -
                                     1.30%     286,392        9.769466    2,797,897      (3.11)%***      -          -         -
                                     1.35%      30,347        9.766196      296,375      (3.15)%***      -          -         -
                                     1.40%       4,014        9.762926       39,188      (3.20)%***      -          -         -
                                     1.45%       1,129        9.759650       11,019      (3.25)%***      -          -         -
                                     1.50%      26,877        9.756374      262,222      (3.30)%***      -          -         -
                                     1.55%       1,529        9.753099       14,912      (3.35)%***      -          -         -
                                     1.65%      11,178        9.746555      108,947      (3.45)%***      -          -         -
                                     1.75%         515        9.740009        5,016      (3.55)%***      -          -         -
  Extra Value .....................  0.95%     378,635       12.384598    4,689,242      (3.13)%***      -          -         -
                                     1.00%     700,978       12.374135    8,673,996      (3.18)%***      -          -         -
                                     1.05%      35,858       12.363669      443,336      (3.23)%***      -          -         -
                                     1.10%      38,021       12.353197      469,681      (3.28)%***      -          -         -
                                     1.15%       7,139       12.342757       88,115      (3.33)%***      -          -         -
                                     1.20%      14,651       12.332291      180,680      (3.38)%***      -          -         -
                                     1.25%      12,220       12.321845      150,573      (3.43)%***      -          -         -
                                     1.30%          77       12.311389          948      (3.48)%***      -          -         -
                                     1.35%          28       12.300944          344      (3.52)%***      -          -         -
                                     1.40%      10,530       12.290507      129,419      (3.57)%***      -          -         -
                                     1.45%       5,095       12.280071       62,567      (3.62)%***      -          -         -
                                     1.50%      14,542       12.269639      178,425      (3.67)%***      -          -         -
                                     1.55%       6,432       12.259206       78,851      (3.72)%***      -          -         -

                                                         2000        CONTRACT                   1999        1998       1997
                                ASSET                 UNIT FAIR      OWNERS'       TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE      UNITS       VALUE        EQUITY       RETURN**     RETURN**    RETURN**   RETURN**
                                1.65%          255    12.238351         3,121     (3.82)%***      -           -         -
                                1.75%           40    12.217528           489     (3.92)%***      -           -         -
Van Eck WIT - Worldwide
  Emerging Markets Fund:
    Tax and non-tax qualified.. 0.95%    1,926,318     6.569856    12,655,632     (42.42)%      98.38%     (34.76)%    (73.37)%***
                                1.00%      894,428     6.559411     5,866,921     (42.45)%      98.28%     (34.79)%    (73.41)%***
                                1.05%      185,292     6.548959     1,213,470     (42.47)%      98.18%     (34.82)%    (73.46)%***
                                1.10%       21,492    14.389442       309,258     (42.50)%      98.08%     104.58%***     -
                                1.15%        4,887    14.373141        70,242     (42.53)%      97.99%     104.52%***     -
                                1.20%      362,220    13.755231     4,982,420     (42.56)%      97.89%      62.93%***     -
                                1.25%       20,195    13.739047       277,460     (42.59)%      97.79%      62.86%***     -
                                1.30%       95,797    13.722894     1,314,612     (42.62)%      97.69%      62.80%***     -
                                1.35%       12,251    14.308006       175,287     (42.65)%      97.59%     104.27%***     -
                                1.40%        8,375    14.291739       119,693     (42.68)%      97.49%     104.21%***     -
                                1.45%        5,277    14.275487        75,332     (42.71)%      97.39%     104.14%***     -
                                1.50%        8,026    14.259243       114,445     (42.74)%      97.29%     104.08%***     -
                                1.55%          361    14.243025         5,142     (42.76)%      97.19%     104.02%***     -
                                1.60%          900    14.226803        12,804     (42.79)%      97.09%     103.95%***     -
                                1.65%        5,776    14.210596        82,080     (42.82)%      96.99%     103.89%***     -
                                1.70%          194     8.913211         1,729     (42.85)%      84.12%***     -           -
                                1.75%          451     8.905697         4,016     (42.88)%      84.04%***     -           -
                                1.80%          342     8.898173         3,043     (42.91)%      83.96%***     -           -
    Extra Value ............... 0.95%      180,479    14.321380     2,584,708     (45.63)%***     -           -           -
                                1.00%      104,288    14.305127     1,491,853     (45.66)%***     -           -           -
                                1.05%        8,463    14.288883       120,927     (45.68)%***     -           -           -
                                1.10%       17,509    14.272652       249,900     (45.71)%***     -           -           -
                                1.15%        6,593    14.256421        93,993     (45.74)%***     -           -           -
                                1.20%        6,022    14.240196        85,754     (45.77)%***     -           -           -
                                1.25%        7,866    11.814248        92,931     (45.80)%***     -           -           -
                                1.30%          656    11.802527         7,742     (45.83)%***     -           -           -
                                1.35%          613    11.790816         7,228     (45.86)%***     -           -           -
                                1.40%        1,884    11.779125        22,192     (45.88)%***     -           -           -
                                1.45%        4,581    11.767420        53,907     (45.91)%***     -           -           -
                                1.50%        3,039    11.755734        35,726     (45.94)%***     -           -           -
                                1.55%        4,668    11.744056        54,821     (45.97)%***     -           -           -
                                1.60%        1,776    11.732366        20,837     (46.00)%***     -           -           -
                                1.65%        3,492    11.720700        40,929     (46.03)%***     -           -           -
                                1.70%        2,415    11.709031        28,277     (46.06)%***     -           -           -
                                1.75%          500    11.697380         5,849     (46.08)%***     -           -           -
                                1.80%           10    11.685714           117     (46.11)%***     -           -           -
                                1.85%          102    11.674072         1,191     (46.14)%***     -           -           -
                                1.90%           36    11.662426           420     (46.17)%***     -           -           -
                                1.95%           68    11.650775           792     (46.20)%***     -           -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                    2000        CONTRACT                   1999           1998          1997
                          ASSET                  UNIT FAIR      OWNERS'      TOTAL         TOTAL          TOTAL         TOTAL
                          CHARGE      UNITS        VALUE        EQUITY       RETURN**      RETURN**      RETURN**      RETURN**
Van Eck WIT - Worldwide
  Hard Assets Fund:
    Tax and non-tax
    qualified .........  0.95%      466,989       8.120188     3,792,038      10.35%        19.85%       (31.63)%    (63.18)%***
                         1.00%      235,704       8.107253     1,910,912      10.29%        19.79%       (31.66)%    (63.22)%***
                         1.05%       55,308       8.094362       447,683      10.24%        19.73%       (31.69)%    (63.27)%***
                         1.10%        1,698      13.078363        22,207      10.18%        19.67%        (3.23)%***    -
                         1.15%        1,036      13.063519        13,534      10.13%        19.61%        (3.28)%***    -
                         1.20%      112,355      13.923943     1,564,425      10.07%        19.55%        17.40%***     -
                         1.25%        3,884      13.907561        54,017      10.02%        19.49%        17.35%***     -
                         1.30%       16,688      13.891206       231,816       9.96%        19.43%        17.29%***     -
                         1.35%        6,763      13.004291        87,948       9.91%        19.37%        (3.48)%***    -
                         1.40%        5,051      12.989532        65,610       9.85%        67.32%***     (3.53)%***    -
                         1.45%        2,887      12.974758        37,458       9.80%        19.25%        (3.58)%***    -
                         1.50%        3,431      12.959993        44,466       9.74%        19.19%        (3.63)%***    -
                         1.70%           48      10.937759           525       9.52%        (0.19)%***      -           -
  Extra Value .........  0.95%       44,570      13.000985       579,454       9.39%***       -             -           -
                         1.00%       63,985      12.986211       830,923       9.33%***       -             -           -
                         1.05%           74      12.971460           960       9.28%***       -             -           -
                         1.10%        2,695      12.956723        34,918       9.23%***       -             -           -
                         1.20%          722      12.927247         9,333       9.12%***       -             -           -
                         1.25%          205      12.756348         2,615       9.06%***       -             -           -
                         1.60%        1,354      12.667939        17,152       8.68%***       -             -           -
                         1.85%           32      12.604987           403       8.41%***       -             -           -
Victory VIF - VVIF
  Diversified Stock
  Fund Class A Shares:
    Tax and non-tax
    qualified .........  0.95%       19,926       9.913591       197,538      (1.29)%***      -             -           -
                         1.00%       41,921       9.910285       415,449      (1.34)%***      -             -           -
                         1.05%        2,458       9.906989        24,351      (1.39)%***      -             -           -
                         1.10%       20,554       9.903675       203,560      (1.44)%***      -             -           -
                         1.20%      500,693       9.827143     4,920,382      (2.32)%        1.19%***       -           -
                         1.25%       21,276       9.819759       208,925      (2.37)%        1.14%***       -           -
                         1.40%          464       9.797620         4,546      (2.51)%        0.99%***       -           -
                         1.45%        9,565       9.790234        93,644      (2.56)%        0.94%***       -           -
                         1.50%       12,615       9.782879       123,411      (2.61)%        0.89%***       -           -
                         1.65%        3,470       9.760791        33,870      (2.76)%        0.74%***       -           -
       Extra Value ....  0.95%       43,363       9.797186       424,835      (1.72)%***      -             -           -
                         1.00%      485,854       9.789785     4,756,406      (1.77)%***      -             -           -
                         1.05%        7,848       9.782367        76,772      (1.82)%***      -             -           -
                         1.10%        9,949       9.774956        97,251      (1.87)%***      -             -           -
                         1.15%       12,317       9.767557       120,307      (1.92)%***      -             -           -
                         1.20%        2,267       9.760138        22,126      (1.97)%***      -             -           -

                                                               2000         CONTRACT                  1999       1998      1997
                                    ASSET                    UNIT FAIR      OWNERS'    TOTAL          TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY     RETURN**       RETURN**   RETURN**  RETURN**
                                     1.25%      8,032         9.752734      78,334    (2.02)%***        -           -         -
                                     1.40%      1,531         9.730523      14,897    (2.16)%***        -           -         -
                                     1.45%      1,086         9.723116      10,559    (2.21)%***        -           -         -
                                     1.55%      3,941         9.708316      38,260    (2.31)%***        -           -         -
                                     1.60%      2,730         9.700925      26,484    (2.36)%***        -           -         -
                                     1.70%        870         9.686150       8,427    (2.46)%***        -           -         -
Victory VIF - Diversified Stock
  Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        10.005426   1,000,543    (1.29)%***        -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Tax and non-tax qualified .....  0.95%      1,613        11.282284      18,198    19.12%***         -           -         -
                                     1.00%      3,093        11.278536      34,885    19.06%***         -           -         -
                                     1.20%     53,241        11.829701     629,825    19.53%          (2.05)%***    -         -
                                     1.25%      3,509        11.820812      41,479    19.47%          (2.10)%***    -         -
                                     1.45%      8,691        11.785267     102,426    19.23%          (2.30)%***    -         -
                                     1.50%      2,025        11.776397      23,847    19.17%          (2.34)%***    -         -
                                     1.65%      1,031        11.749812      12,114    18.99%          (2.49)%***    -         -
    Extra Value ...................  0.95%      6,831        11.796109      80,579    18.68%***         -           -         -
                                     1.00%      9,282        11.787182     109,409    18.62%***         -           -         -
                                     1.05%      5,457        11.778265      64,274    18.57%***         -           -         -
                                     1.60%        807        11.680204       9,426    17.95%***         -           -         -
                                     1.70%        190        11.662421       2,216    17.84%***         -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        12.044373   1,204,437    19.12%***         -           -         -

Victory Portfolios - Investment
  Quality Bond Fund Class A Shares:
    Tax and non-tax qualified .....  1.20%     96,130        10.893906   1,047,231     9.70%          (1.37)%***    -         -
                                     1.25%      4,485        10.885745      48,823     9.64%          (1.42)%***    -         -
                                     1.50%      3,868        10.844847      41,948     9.37%          (1.67)%***    -         -
                                     1.65%        750        10.820355       8,115     9.20%          (1.82)%***    -         -

The Victory VIF - Investment Quality
  Bond Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        11.124721   1,112,472     9.70%          (1.37)%***    -         -

W & R Target Funds, Inc. - Asset
  Strategy Portfolio:
    Extra Value ...................  0.95%      1,680        10.378779      17,436    44.63%***         -           -         -
                                     1.40%        174        10.375175       1,805    44.20%***         -           -         -

W & R Target Funds, Inc. - Balanced
  Portfolio:
    Extra Value ...................  0.95%        476        10.237450       4,873    27.98%***         -           -         -

W & R Target Funds, Inc. - Bond
  Portfolio:
    Extra Value ...................  0.95%      1,184        10.225243      12,107    26.54%***         -           -         -

W & R Target Funds, Inc. - Core
  Equity Portfolio:
    Extra Value ...................  0.95%      1,696        10.217913      17,330    25.68%***         -           -         -
                                     1.40%        282        10.214367       2,880    25.26%***         -           -         -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000          CONTRACT                  1999       1998       1997
                                    ASSET                UNIT FAIR       OWNERS'      TOTAL        TOTAL      TOTAL      TOTAL
                                    CHARGE      UNITS      VALUE         EQUITY       RETURN**     RETURN**   RETURN**   RETURN**
W & R Target Funds, Inc. - Growth
  Portfolio:
    Extra Value ...................  0.95%       1,230   10.120865        12,449      14.24%***       -         -           -
                                     1.40%         178   10.117349         1,801      13.83%***       -         -           -

W & R Target Funds, Inc. -
  International Portfolio:
    Extra Value ...................  0.95%         258   10.146674         2,618      17.28%***       -         -           -

W & R Target Funds, Inc. -
  Science & Technology Portfolio:
    Extra Value ...................  0.95%         533     9.700275         5,170     (35.31)%***     -         -           -
                                     1.40%          74     9.696893           718     (35.71)%***     -         -           -

W & R Target Funds, Inc. -
  Small Cap Portfolio:
    Extra Value ...................  0.95%         265    10.079355         2,671       9.35%***      -         -           -

Warburg Pincus Trust - Global
  Post - Venture Capital Portfolio:
    Tax and non-tax qualified .....  0.95%     664,992    13.516337     8,988,256     (19.71)%      61.95%     5.50%      (9.12)%***
                                     1.00%     271,329    13.494845     3,661,543     (19.75)%      61.87%     5.45%      (9.16)%***
                                     1.05%      93,547    13.473367     1,260,393     (19.79)%      61.78%     5.39%      (9.21)%***
                                     1.10%       5,260    16.644686        87,551     (19.83)%      61.70%   112.71%***     -
                                     1.15%         108    16.625822         1,796     (19.87)%      61.62%   112.65%***     -
                                     1.20%      65,241    16.482534     1,075,337     (19.91)%      61.54%    82.02%***     -
                                     1.25%       2,892    16.463131        47,611     (19.95)%      61.46%    81.96%***     -
                                     1.30%       4,155    16.443767        68,324     (19.99)%      61.38%    81.89%***     -
                                     1.35%       2,167    16.550469        35,865     (20.03)%      61.29%   112.39%***     -
                                     1.40%       1,553    16.531655        25,674     (20.07)%      61.21%   112.33%***     -
                                     1.65%          34    16.437806           559     (20.27)%      60.80%   112.01%***     -

Warburg Pincus Trust -
  International Equity Portfolio:
    Tax and non-tax qualified .....  0.95%   1,280,898    11.005780    14,097,282     (26.60)%      51.98%     4.35%     (33.75)%***
                                     1.00%     560,127    10.988262     6,154,822     (26.63)%      51.90%     4.29%     (33.80)%***
                                     1.05%     129,795    10.970789     1,423,954     (26.67)%      51.82%     4.24%     (33.85)%***
                                     1.10%       4,017    12.847895        51,610     (26.71)%      51.75%    61.61%***     -
                                     1.15%       2,389    12.833338        30,659     (26.74)%      51.67%    61.56%***     -
                                     1.20%     100,383    11.989196     1,203,511     (26.78)%      51.59%    24.00%***     -
                                     1.25%      12,747    11.975093       152,647     (26.82)%      51.52%    23.95%***     -
                                     1.30%      17,874    11.961010      213,791     (26.86)%       51.44%    23.89%***     -
                                     1.35%       3,467    12.775184        44,292     (26.89)%      51.36%    61.33%***     -
                                     1.40%         722    12.760667         9,213     (26.93)%      51.29%    61.27%***     -
                                     1.45%         536    12.746142         6,832     (26.97)%      51.21%    61.21%***     -
                                     1.50%       4,375    12.731669        55,701     (27.00)%      51.13%    61.15%***     -
                                     1.60%         199    12.702702         2,528     (27.08)%      50.98%    61.04%***     -
                                     1.65%         903    12.688214        11,457     (27.11)%      50.90%    60.98%***     -


                                                          2000         CONTRACT                  1999       1998        1997
                                     ASSET              UNIT FAIR      OWNERS'       TOTAL       TOTAL      TOTAL       TOTAL
                                    CHARGE    UNITS       VALUE        EQUITY        RETURN**    RETURN**   RETURN**    RETURN**
Warburg Pincus Trust -
  ValuePortfolio:
    Tax and non-tax qualified .....  0.95%   808,299    13.079940    10,572,502       7.88%       5.23%      11.06%      23.13%***
                                     1.00%   376,965    13.059137     4,922,838       7.83%       5.18%      11.01%      23.08%***
                                     1.05%   115,481    13.038397     1,505,687       7.77%       5.13%      10.95%      23.03%***
                                     1.10%     5,997    13.464612        80,747       7.72%       5.07%      75.28%***     -
                                     1.15%     4,053    13.449360        54,510       7.66%       5.02%      75.22%***     -
                                     1.20%   166,739    13.203287     2,201,503       7.61%       4.97%      50.56%***     -
                                     1.25%     7,602    13.187744       100,253       7.56%       4.92%      50.50%***     -
                                     1.30%    17,814    13.172245       234,650       7.50%       4.86%      50.44%***     -
                                     1.35%    10,852    13.388420       145,291       7.45%       4.81%      74.98%***     -
                                     1.40%     6,137    13.373210        82,071       7.39%       4.76%      74.92%***     -
                                     1.45%     1,010    13.358023        13,492       7.34%       4.70%      74.86%***     -
                                     1.50%     9,842    13.342824       131,320       7.29%       4.65%      74.80%***     -
                                     1.55%     1,949    13.327642        25,976       7.23%       4.60%      74.74%***     -
                                     1.70%     2,169    10.000956        21,692       7.07%      (9.91)%***    -           -
                                     1.75%       261     9.992513         2,608       7.02%      (9.96)%***    -           -
                                     1.80%     1,164     9.984104        11,621       6.96%     (10.01)%***    -           -
    Extra Value ...................  0.95%    38,406    13.376195       513,726      14.67%***     -           -           -
                                     1.00%    21,454    13.361008       286,647      14.61%***     -           -           -
                                     1.05%     1,396    13.345820        18,631      14.55%***     -           -           -
                                     1.10%       513    13.330655         6,839      14.50%***     -           -           -
                                     1.15%     3,507    13.315500        46,697      14.44%***     -           -           -
                                     1.20%       288    13.300356         3,831      14.38%***     -           -           -
                                     1.35%       392    11.083443         4,345      14.21%***     -           -           -
                                     1.45%       137    11.061443         1,515      14.10%***     -           -           -
                                     1.85%        37    10.973682           406      13.64%***     -           -           -
                                             =======    =========

Reserve for annuity contracts in
  payout phase:
    Non-tax qualified .............                                   6,547,281
                                                               ----------------
                                                               $ 10,938,492,289
                                                               ================





*   Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


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                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-9:

       We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001



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NATIONWIDE LIFE INSURANCE COMPANY                                                         Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                           U.S. Postage
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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
